[GRAPHIC APPEARS HERE]

REPORT TO
SHAREHOLDERS

North American Funds                 Semi-Annual Report         April 30, 1999

Unaudited
Financial
Statements

NORTH AMERICAN FUNDS
President's Message
--------------------------------------------------------------------------------

June 10, 1999

Dear Shareholder:

During the six-month period that ended April 30, 1999, the U.S. economy provided a positive environment for stock investors. Economic growth continued to be strong and interest rates and inflation remained at moderate levels. In addition, the financial and economic problems that for more than a year had plagued Japan and several of the emerging market economies of Asia and Latin America appeared to have reversed course. This change in economic direction was positive for U.S. companies, because as these foreign economies improve, they are likely to purchase more goods and services from U.S. firms. As a result, U.S. companies have the potential for greater revenues and profits.

Within this favorable framework, the Dow Jones Industrial Average (DJIA) reached the 10,000 mark for the first time in history and has recently exceeded 11,000. For the six months ended April 30, 1999, the DJIA had produced a 25.6% return and the Standard & Poor's 500 Stock Index (S&P 500) had risen 21.5%. For most of the period, this strong upward momentum masked the fact that the market's breadth -- the number of stocks that had participated in the upward trend - was relatively narrow. As had been the case for more than a year, large cap stocks - particularly those related to technology and the Internet - were market leaders. Smaller cap stocks trailed their large cap counterparts. For the six months ended April 30, 1999, the return of the Russell 2000 Index, a measure of small cap stock performance, was 15.2%.

As we moved into the second quarter of 1999, investor sentiment broadened beyond the technology sector into cyclical stocks. Cyclical stocks tend to perform well when economies improve and poorly when economies weaken. As global economies recovered from recession, investors sought economically sensitive stocks in the oil, steel, chemicals, paper and similar industries. During April, some of the best performing stocks were cyclicals, while the valuations on many large cap growth stocks were unchanged or declined in value.

At North American Funds one of our objectives is to provide you with the best fund management available. To this end, we carefully select and closely monitor our managers, continually analyzing their performance and comparing them with their peers in each respective asset class and investment discipline. In short, we identify and hire specialized managers who we believe can best meet the needs of our shareholders.

Over the past few months, we have had two changes in the North American Funds line-up. Effective April 1, 1999, Global Alliance Value Investors, Ltd. became the manager for the Equity-Income Fund and Morgan Stanley Asset Management became the manager of the International Equity Fund (formerly known as the International Growth and Income Fund). We believe these manager changes have the potential to better serve your long-term investment needs.

If you have questions regarding your investments, please call your investment representative or our customer service team at 1- 800-872-8037. Thank you for selecting North American Funds. We look forward to serving your investment needs.


Sincerely,

/s/ Bradford K. Gallagher

Bradford K. Gallagher
President, North American Funds

NORTH AMERICAN FUNDS
Index to Semi-Annual Report
--------------------------------------------------------------------------------

                                                                       Page

Statements of Assets and Liabilities................................     1

Statements of Operations............................................     7

Statements of Changes in Net Assets.................................    10

Financial Highlights................................................    14

Portfolio of Investments
     International Small Cap Fund...................................    33
     International Equity Fund (formerly the International
          Growth and Income Fund....................................    34
     Global Equity Fund.............................................    39
     Emerging Growth Fund...........................................    40
     Small/Mid Cap Fund.............................................    41
     Growth Equity Fund.............................................    42
     Tax-Sensitive Equity Fund......................................    44
     Growth and Income Fund.........................................    45
     Equity-Income Fund.............................................    46
     Balanced Fund..................................................    47
     Strategic Income Fund..........................................    48
     Investment Quality Bond Fund...................................    52
     National Municipal Bond Fund...................................    56
     U.S. Government Securities Fund................................    57
     Money Market Fund..............................................    58

Notes to Financial Statements.......................................    59

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1999 - (Unaudited)
================================================================================

                                                 International    International       Global          Emerging        Small/Mid
                                                   Small Cap          Equity          Equity           Growth            Cap
                                                      Fund            Fund**           Fund             Fund             Fund
                                                 -------------    -------------     ------------     ------------     ------------
ASSETS:
------
Investments in securities, at value*  (See
     accompanying Portfolio of Investments) ....  $ 17,888,775     $ 25,441,185     $118,747,490     $    941,446     $ 52,632,679
Receivable for forward foreign currency
     contracts to sell (Notes 2 and 7) .........        51,564        5,543,031        8,243,846               --               --
Forward foreign currency contracts to buy, at
     value (Cost: $4,429,535 in International
     Equity) ...................................            --        4,374,690               --               --               --
Cash ...........................................        43,814               --           71,884               88               --
Foreign currency (Cost: $89,799 in
     International Small Cap, $879,155 in
     International Equity and $848,867 in
     Global Equity) ............................        89,180          879,027          847,518               --               --
Unamortized organization costs .................            --               --               --           24,132               --
Receivables:
        Investments sold .......................        51,345               --          421,922           31,283          462,284
        Fund shares sold .......................         8,728            8,383              286               --           92,027
        Dividends ..............................         7,517           47,358          306,783               --              442
        Interest ...............................         1,130              571                4              106            3,266
        Foreign tax withholding reclaims .......         5,680           26,806           66,482               --               --
        From adviser ...........................         2,893               --            1,143            3,287            4,879
Other assets ...................................        41,174           45,462           12,932           43,446           39,276
                                                  ------------     ------------     ------------     ------------     ------------

               Total assets ....................    18,191,800       36,366,513      128,720,290        1,043,788       53,234,853
                                                  ============     ============     ============     ============     ============

LIABILITIES:
-----------
Forward foreign currency contracts to sell, at
     value (Cost: $51,564 in International
     Small Cap, $5,543,031 in International
     Equity and $8,243,846 in Global Equity)
     (Notes 2 and 7) ...........................        51,345        5,368,852        8,073,378               --               --
Collateral on securities loaned, at value ......     2,854,376           65,020       12,498,705               --        8,163,172
Payables:
        Forward foreign currency contracts to
          buy (Notes 2 and 7) ..................            --        4,429,535               --               --               --
        Investments purchased ..................        13,985               --        1,491,980            8,668        1,462,070
        Fund shares redeemed ...................         7,584           14,508          307,706               --           54,122
        Dividend and interest withholding tax ..           743            4,939           16,286               --               --
        Investment adviser .....................        16,278           24,507           77,697              729           38,893
        Custodian and transfer agent fees ......           898            7,356           61,006              981            5,585
        Distribution fee .......................        11,459           19,545           73,996              773           32,762
        Due to custodian .......................            --           53,707               --               --               --
        Other accrued expenses .................           348               --           45,909               --            3,594
                                                  ------------     ------------     ------------     ------------     ------------

               Total liabilities ...............     2,957,016        9,987,969       22,646,663           11,151        9,760,198
                                                  ------------     ------------     ------------     ------------     ------------

NET ASSETS .....................................  $ 15,234,784     $ 26,378,544     $106,073,627     $  1,032,637     $ 43,474,655
                                                  ============     ============     ============     ============     ============

NET ASSETS CONSIST OF:
----------------------
        Undistributed net investment
          income/(loss) (Note 2) ...............     ($126,091)         $87,156         ($76,123)         ($8,166)       ($336,881)
        Accumulated undistributed net realized
          gain (loss) on investments, foreign
          currency and forward foreign currency
          contracts ............................      (416,079)       1,212,134        7,624,948          (73,508)       7,016,282
        Unrealized appreciation (depreciation)
          on:
          Investments ......................         3,817,646        1,556,091       20,465,818          101,526        3,581,377
          Foreign currency and forward foreign
            currency contracts .................          (891)         118,270          169,481               --               --
        Capital shares at par value of $.001
            (Note 3) ...........................           952            2,336            6,434              101            2,432
        Additional paid-in capital .............    11,959,247       23,402,557       77,883,069        1,012,684       33,211,445
                                                  ------------     ------------     ------------     ------------     ------------

               Net assets ......................  $ 15,234,784     $ 26,378,544     $106,073,627     $  1,032,637     $ 43,474,655
                                                  ============     ============     ============     ============     ============

*Investments in securities, at identified cost
(Note 2) .......................................  $ 14,071,129     $ 23,885,094     $ 98,281,672     $    839,920     $ 49,051,302
                                                  ============     ============     ============     ============     ============


** Formerly the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1999 - (Unaudited) - continued
================================================================================

                                                    International    International       Global         Emerging       Small/Mid
                                                      Small Cap          Equity          Equity          Growth           Cap
                                                         Fund            Fund**          Fund            Fund            Fund
                                                   ---------------  --------------- --------------- --------------- ---------------

NET ASSET VALUES:
-----------------
Class A Shares
  Net assets at value .........................       $ 2,244,258     $ 3,985,409     $23,047,185     $   187,057     $ 5,593,169
  Shares outstanding ..........................           137,676         350,015       1,383,805          18,163         305,979

Net asset value (NAV) and redemption price per
 share ........................................       $     16.30     $     11.39     $     16.65     $     10.30     $     18.28
                                                            =====           -----           =====           =====           =====

Public offering price per share (100/95.25 of
 NAV) On sales of $100,000 or more the offering
 price is reduced .............................       $     17.11     $     11.95     $     17.49     $     10.81     $     19.19
                                                            -----           -----           -----           -----           -----

Class B Shares
  Net assets at value .........................       $ 7,100,545     $15,269,598     $29,358,821     $   534,987     $17,919,685
  Shares outstanding ..........................           445,353       1,354,108       1,789,551          52,505       1,006,710

Net asset value, offering price and redemption
 price per share ..............................       $     15.94     $     11.28     $     16.41     $     10.19     $     17.80
                                                            -----           -----           -----           -----           -----

Class C Shares
  Net assets at value .........................       $ 5,889,981     $ 7,123,537     $53,667,621     $   310,593     $19,961,801
  Shares outstanding ..........................           368,960         631,839       3,258,906          30,412       1,119,198

Net asset value, offering price and redemption
 price per share ..............................       $     15.96     $     11.27     $     16.47     $     10.21     $     17.84
                                                            -----           -----           =====           -----           -----



** Formerly the International Growth and Income Fund











    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1999 - (Unaudited) - continued
================================================================================

                                                          Growth       Tax-Sensitive    Growth and      Equity-
                                                          Equity          Equity          Income         Income          Balanced
                                                           Fund            Fund            Fund           Fund             Fund
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS:
-------
Investments in securities, at value*   (See
       accompanying Portfolio of Investments) ....      $42,506,105      $9,665,734    $313,794,825    $153,472,736     $99,596,901
Cash .............................................              457             532             161             555             330
Foreign currency (Cost:  $323 in Growth Equity,
    $1,817 in Growth and Income, $2,617 in
    Equity-Income, and $84,408 in Balanced) ......              296              --           1,612           2,640          86,534
Unamortized organization costs ...................               --          24,041              --              --              --
Receivables:
        Investments sold .........................               --         124,821       4,426,736              --         750,250
        Fund shares sold .........................           11,419              --         173,260           2,164              --
        Dividends ................................           13,681           4,513         321,353         268,242         105,330
        Interest .................................              230              27             917              16         555,533
        Foreign tax withholding reclaims .........               98              --              --             150           9,347
        From adviser .............................            4,688           6,752          38,372          23,675          17,645
Other assets .....................................           36,825          36,022              --              --          10,267
                                                      -------------   -------------   -------------   -------------   -------------
               Total assets ......................       42,573,799       9,862,442     318,757,236     153,770,178     101,132,137
                                                      =============   =============   =============   =============   =============

LIABILITIES:
------------
Collateral on securities loaned, at value ........        2,501,536              --       6,184,920              --       3,437,871
Payables:
        Investments purchased ....................           14,075         146,700       5,006,136              --       2,004,211
        Fund shares redeemed .....................           42,914          65,528          53,298         199,606         113,886
        Dividend and interest withholding tax ....               --              --              --             610           6,497
        Investment adviser .......................           34,825           7,069         162,553          87,572          59,343
        Custodian and transfer agent fees ........            4,968           7,338         128,271          83,745          52,806
        Distribution fee .........................           30,124           6,982         216,824         109,666          71,054
        Other accrued expenses ...................            3,004              --         105,007          61,530          33,571
                                                      =============   =============   =============   =============   =============

               Total liabilities .................        2,631,446         233,617      11,857,009         542,729       5,779,239
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS .......................................      $39,942,353      $9,628,825    $306,900,227    $153,227,449     $95,352,898
                                                      =============   =============   =============   =============   =============

NET ASSETS CONSIST OF:
----------------------
        Undistributed net investment income/(loss)
            (Note 2) .............................        ($246,472)       ($48,853)      ($542,659)       $424,326        $483,090
        Accumulated undistributed net realized
            gain (loss) on investments, foreign
            currency and forward foreign
            currency contracts ...................        3,830,836      (1,537,413)      9,551,585       8,633,606       6,335,406
        Unrealized appreciation (depreciation) on:
               Investments .......................        6,218,944         758,156     123,015,634      30,762,433       2,753,655
               Foreign currency and forward
                 foreign currency contracts ......              (29)             --            (206)             20           2,348
        Capital shares at par value of $.001
           (Note 3) ..............................            1,996             957          10,955           8,685           8,815
        Additional paid-in capital ...............       30,137,078      10,455,978     174,864,918     113,398,379      85,769,584
                                                      -------------   -------------   -------------   -------------   -------------

               Net assets ........................      $39,942,353      $9,628,825    $306,900,227    $153,227,449     $95,352,898
                                                      =============   =============   =============   =============   =============

*Investments in securities, at identified cost
(Note 2) .........................................      $36,287,161      $8,907,578    $190,779,191    $122,710,303     $96,843,246
                                                      =============   =============   =============   =============   =============

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1999 - (Unaudited) - continued
================================================================================

                                                       Growth       Tax-Sensitive      Growth and        Equity-
                                                       Equity           Equity           Income           Income          Balanced
                                                        Fund             Fund             Fund             Fund             Fund
                                                    ------------     ------------     ------------     ------------     ------------
NET ASSET VALUES:
-----------------
Class A Shares
  Net assets at value .........................     $  5,071,360     $  2,110,921     $ 52,833,822     $ 28,941,238     $ 14,848,305
  Shares outstanding ..........................          249,007          217,233        1,867,629        1,634,046        1,380,233

Net asset value (NAV) and redemption price per            $20.37            $9.72           $28.29           $17.71           $10.76
 share ........................................           ======            =====           ======           ======           ======

Public offering price per share (100/95.25 of
 NAV) On sales of $100,000 or more the offering
 price is reduced .............................           $21.38           $10.20           $29.70           $18.59           $11.29
                                                          ======           ======           ======           ======           ======

Class B Shares
  Net assets at value .........................     $ 15,741,071     $  3,944,191     $ 99,673,563     $ 37,303,637     $ 17,481,507
  Shares outstanding ..........................          787,562          409,286        3,573,793        2,124,637        1,631,977

Net asset value, offering price and redemption            $19.99            $9.64           $27.89           $17.56           $10.71
 price per share ..............................           ======            =====           ======           ======           ======


Class C Shares
  Net assets at value .........................     $ 19,129,922     $  3,573,713     $154,392,842     $ 86,982,574     $ 63,023,082
  Shares outstanding ..........................          958,593          371,000        5,513,158        4,925,955        5,802,362

Net asset value, offering price and redemption            $19.96            $9.63           $28.00           $17.66           $10.86
 price per share ..............................           ======            =====           ======           ======           ======





    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1999 - (Unaudited) - continued
================================================================================

                                                                       Investment        National         U. S.
                                                      Strategic         Quality         Municipal       Government        Money
                                                        Income            Bond             Bond         Securities       Market
                                                         Fund             Fund             Fund            Fund           Fund
                                                      ------------    ------------    ------------    ------------    ------------
ASSETS:
-------
Investments in securities, at value* (Includes
     a repurchase agreement of $15,372,000
     in the U. S. Government Securities Fund)
     (See accompanying Portfolio of
     Investments) .................................    $72,150,104     $19,582,291     $15,373,221     $87,115,035     $23,024,526
Receivable for forward foreign currency
     contracts to sell (Notes 2 and 7) ............      2,744,174              --              --              --              --
Forward foreign currency contracts to buy, at
     value (Cost: $1,945,594 in Strategic
     Income) ......................................      1,900,219              --              --              --              --
Cash ..............................................            431              --          50,297             972           1,271
Foreign currency (Cost:  $64,886 in Strategic
     Income) ......................................         65,536              --              --              --              --
Receivables:
        Investments sold ..........................         25,913              --              --          70,285              --
        Fund shares sold ..........................         25,000              --              --          35,049              --
        Dividends .................................            867              --              --              --              --
        Interest ..................................      1,397,417         292,008         236,414         450,363          34,279
        From adviser ..............................          3,708           6,227           5,515          14,044           5,339
Other assets ......................................         43,979          38,830          33,997          27,145          57,266
                                                      ------------    ------------    ------------    ------------    ------------

               Total assets .......................     78,357,348      19,919,356      15,699,444      87,712,893      23,122,681
                                                      ------------    ------------    ------------    ------------    ------------

LIABILITIES:
------------
Forward foreign currency contracts to sell, at
   value (Cost: $2,744,174 in Strategic Income)
   (Notes 2 and 7) ................................      2,585,354              --              --              --              --
Collateral on securities loaned, at value .........      4,299,280       2,821,919              --              --              --
Payables:
        Forward foreign currency contracts to
            buy (Notes 2 and 7) ...................      1,945,594              --              --              --              --
        Investments purchased .....................        864,950          81,235              --      17,328,440              --
        Fund shares redeemed ......................        181,690          34,994              --          84,490              --
        Dividends .................................        294,539         105,220          40,829         337,212          85,010
        Dividend and interest withholding tax .....          1,461               8              --              --              --
        Investment adviser ........................         54,942           8,473           7,774          35,081           6,504
        Custodian and transfer agent fees .........         39,652           6,375          10,980          42,086              58
        Distribution fee ..........................         50,946          10,659           8,214          33,614              --
        Due to custodian ..........................             --          20,667              --              --              --
        Other accrued expenses ....................         21,264              60              --          22,809             207
                                                      ------------    ------------    ------------    ------------    ------------

               Total liabilities ..................     10,339,672       3,089,610          67,797      17,883,732          91,779
                                                      ------------    ------------    ------------    ------------    ------------

NET ASSETS ........................................    $68,017,676     $16,829,746     $15,631,647     $69,829,161     $23,030,902
                                                      ============    ============    ============    ============    ============

NET ASSETS CONSIST OF:
----------------------
        Undistributed net investment
          income/(loss) (Note 2) ..................       $199,420         ($6,199)          ($263)      ($389,248)         $2,054
        Accumulated undistributed net realized
          gain (loss) on investments, foreign
          currency and forward foreign
          currency contracts ......................     (2,435,467)       (244,835)        (16,948)       (824,933)         (2,054)
        Unrealized appreciation (depreciation) on:
          Investments .............................     (1,618,545)       (102,028)        805,947        (270,956)             --
          Foreign currency and forward foreign
            currency contracts ....................        103,941              --              --              --              --
        Capital shares at par value of $.001
            (Note 3) ..............................          7,510           1,621           1,549           7,080          23,031
        Additional paid-in capital ................     71,760,817      17,181,187      14,841,362      71,307,218      23,007,871
                                                      ------------    ------------    ------------    ------------    ------------

               Net assets .........................    $68,017,676     $16,829,746     $15,631,647     $69,829,161     $23,030,902
                                                      ============    ============    ============    ============    ============

*Investments in securities, at identified cost
   (Note 2) .......................................    $73,768,649     $19,684,319     $14,567,274     $87,385,991     $23,024,526
                                                      ============    ============    ============    ============    ============


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1999 - (Unaudited) - continued
================================================================================

                                                                    Investment       National         U. S.
                                                    Strategic        Quality        Municipal       Government        Money
                                                      Income           Bond            Bond         Securities        Market
                                                       Fund            Fund            Fund            Fund            Fund
                                                  --------------- --------------- --------------- --------------- ---------------
NET ASSET VALUES:
----------------

Class A Shares
  Net assets at value .........................     $11,443,233     $ 6,515,496     $ 5,563,013     $44,095,737     $10,281,815
  Shares outstanding ..........................       1,264,846         627,580         551,439       4,469,625      10,281,103

Net asset value (NAV) and redemption price per
 share ........................................           $9.05          $10.38          $10.09           $9.87           $1.00
                                                          -----          ------          ------           -----           -----

Public offering price per share (100/95.25 of
 NAV) On sales of $100,000 or more the offering
 price is reduced .............................           $9.50          $10.90          $10.59          $10.36
                                                          -----          ------          ------          ------


Class B Shares
  Net assets at value .........................     $27,340,554     $ 4,652,915     $ 5,203,934     $13,353,599     $ 4,973,346
  Shares outstanding ..........................       3,018,504         448,159         515,927       1,354,400       4,973,117

Net asset value, offering price and redemption
 price per share ..............................           $9.06          $10.38          $10.09           $9.86           $1.00
                                                          -----          ------          ------           -----           -----


Class C Shares
  Net assets at value .........................     $29,233,889     $ 5,661,335     $ 4,864,700     $12,379,825     $ 7,775,741
  Shares outstanding ..........................       3,227,413         545,399         482,293       1,255,660       7,775,137

Net asset value, offering price and redemption
 price per share ..............................           $9.06          $10.38          $10.09           $9.86           $1.00
                                                          -----          ------          ------           -----           -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                  International    International       Global           Emerging        Small/Mid
                                                     Small Cap        Equity           Equity            Growth            Cap
                                                       Fund            Fund*            Fund              Fund             Fund
                                                  -------------    -------------    -------------    -------------    -------------
INVESTMENT INCOME:
------------------

     Interest ...................................       $34,056          $22,009          $67,032           $1,307          $70,961
     Dividends (Net of $2,900, $22,460 and
       $47,396 withholding tax in the
       International Small Cap, International
       Equity and Global Equity Funds,
       respectively) ............................        29,126          199,516          936,794              455           41,540
                                                  -------------    -------------    -------------    -------------    -------------

            Total income ........................        63,182          221,525        1,003,826            1,762          112,501
                                                  -------------    -------------    -------------    -------------    -------------
EXPENSES:
---------

     Distribution for Class A ...................         3,840            6,836           53,151              349            9,708
     Distribution for Class B ...................        35,667           72,626          149,195            2,180           81,049
     Distribution for Class C ...................        30,314           37,660          279,110            1,320           92,153
     Investment adviser fee (Note 5) ............        80,799          116,838          522,149            4,273          185,869
     Custodian fee ..............................        17,852           17,852           73,068           17,852           17,852
     Transfer agent fee .........................        12,990           21,816           99,195              717           32,649
     Accounting/administration ..................        11,340           19,119           86,928              627           28,711
     Audit and legal fees .......................         3,229            5,439           24,712              181            8,218
     Amortization of organization costs .........            --               --               --            3,291               --
     Miscellaneous ..............................         6,230           11,042           55,981              536           14,619
                                                  -------------    -------------    -------------    -------------    -------------
     Expenses before reimbursement by
       investment adviser .......................       202,261          309,228        1,343,489           31,326          470,828

     Reimbursement of expenses by investment
       adviser (Note 5) .........................        12,988            9,462           36,940           21,397           21,446
                                                  -------------    -------------    -------------    -------------    -------------

                    Net expenses ................       189,273          299,766        1,306,549            9,929          449,382
                                                  -------------    -------------    -------------    -------------    -------------

                    Net investment income/(loss)       (126,091)         (78,241)        (302,723)          (8,167)        (336,881)
                                                  -------------    -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------
   AND FOREIGN CURRENCY:
   ---------------------

     Net realized gain (loss) on:
        Investment transactions .................       257,457        1,510,575        7,856,946          (34,356)       7,195,849
        Foreign currency and forward foreign
          currency contracts ....................       (10,377)         (39,298)        (236,615)              --               --
     Change in unrealized appreciation
          (depreciation) on:
        Investments .............................     2,278,788        2,189,932        1,629,904          162,773        1,381,520
        Translation of foreign currency and
          forward foreign currency contracts ....        (1,028)         283,156          389,957               --               --
                                                  -------------    -------------    -------------    -------------    -------------
                    Net gain on investments
                      and foreign currency.......     2,524,840        3,944,365        9,640,192          128,417        8,577,369
                                                  -------------    -------------    -------------    -------------    -------------
Net increase in net assets resulting from
  operations ....................................    $2,398,749       $3,866,124       $9,337,469         $120,250       $8,240,488
                                                  =============    =============    =============    =============    =============



* Formerly the International Growth and Income Fund




   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Growth      Tax-Sensitive     Growth and       Equity-
                                                      Equity          Equity          Income          Income         Balanced
                                                       Fund            Fund            Fund            Fund            Fund
                                                  --------------- --------------- --------------- --------------- ---------------
INVESTMENT INCOME:
-----------------

     Interest ....................................   $     39,967    $      5,127    $    102,802         139,862    $  1,202,470
     Dividends (Net of $462, $520, $2,550,
       $11,266 and $11,790 withholding tax
       in the Growth Equity, Tax-Sensitive Equity,
       Growth and Income, Equity-Income and
       Balanced Funds, respectively) .............         92,598          57,428       1,911,608       2,233,090         435,696
                                                     ------------    ------------    ------------    ------------    ------------

            Total income .........................        132,565          62,555       2,014,410       2,372,952       1,638,166
                                                     ------------    ------------    ------------    ------------    ------------

EXPENSES:
--------

     Distribution for Class A ....................          8,050           7,186          83,623          61,691          25,462
     Distribution for Class B ....................         68,950          17,393         436,102         191,044          92,245
     Distribution for Class C ....................         79,323          16,870         687,883         459,490         321,263
     Investment adviser fee (Note 5) .............        154,146          46,574         913,805         597,269         364,934
     Custodian fee ...............................         17,852          17,852          65,277          43,832          30,121
     Transfer agent fee ..........................         27,472           9,139         222,047         140,996          82,039
     Accounting/administration ...................         24,299           7,982         195,553         123,327          71,684
     Audit and legal fees ........................          6,973           2,272          55,982          35,006          20,396
     Amortization of organization costs ..........             --           3,278              --              --              --
     Miscellaneous ...............................         12,370           5,726          97,317          62,034          36,237
                                                     ============    ============    ============    ============    ============

     Expenses before reimbursement by
       investment adviser.........................        399,435         134,272       2,757,589       1,714,689       1,044,381

     Reimbursement of expenses by investment
       adviser (Note 5)...........................         20,399          22,863         200,520         126,489          99,145
                                                     ------------    ------------    ------------    ------------    ------------

                    Net expenses .................        379,036         111,409       2,557,069       1,588,200         945,236
                                                     ------------    ------------    ------------    ------------    ------------

                    Net investment income/(loss) .       (246,471)        (48,854)       (542,659)        784,752         692,930
                                                     ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------
   AND FOREIGN CURRENCY:
   --------------------

     Net realized gain (loss) on:
        Investment transactions ..................      3,829,418        (782,448)      9,913,382       8,846,901       6,794,018
        Foreign currency and forward foreign
          currency contracts .....................         (2,550)             --              --         (11,953)        (40,845)
     Change in unrealized appreciation
          (depreciation) on:
        Investments ..............................      2,762,281       1,541,034      41,400,777       3,678,300      (4,739,367)
        Translation of foreign currency and
          forward foreign currency contracts .....            (34)             --             (41)            121           1,561
                                                     ------------    ------------    ------------    ------------    ------------

                    Net gain on investments
                      and foreign currency .......      6,589,115         758,586      51,314,118      12,513,369       2,015,367
                                                     ============    ============    ============    ============    ============

Net increase in net assets resulting from
  operations .....................................   $  6,342,644    $    709,732    $ 50,771,459    $ 13,298,121    $  2,708,297
                                                     ============    ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Investment     National        U. S.
                                                                 Strategic      Quality      Municipal    Government       Money
                                                                  Income         Bond          Bond       Securities      Market
                                                                   Fund          Fund          Fund          Fund          Fund
                                                                -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
------------------

     Interest  (Net of $6,502 withholding tax in the
        Strategic Income Funds) ..............................   $3,500,168      $643,875      $428,583    $2,484,855      $547,672
     Dividends ...............................................           --         2,031            --            --            --
                                                                -----------   -----------   -----------   -----------   -----------

            Total income .....................................    3,500,168       645,906       428,583     2,484,855       547,672
                                                                -----------   -----------   -----------   -----------   -----------

EXPENSES:
---------

     Distribution for Class A ................................       24,156        11,445         4,394        83,006            --
     Distribution for Class B ................................      146,777        24,510        26,098        70,282            --
     Distribution for Class C ................................      158,554        28,758        24,520        62,382            --
     Investment adviser fee (Note 5) .........................      274,441        51,542        47,380       221,895        22,450
     Custodian fee ...........................................       49,277        17,852        17,852        23,833        17,852
     Transfer agent fee ......................................       64,035        14,454        13,411        63,232        19,320
     Accounting/administration ...............................       55,715        12,628        11,674        55,063        16,534
     Audit and legal fees ....................................       15,801         3,601         3,322        15,641         4,707
     Miscellaneous ...........................................       27,653         6,450         5,786        27,292         8,349
                                                                -----------   -----------   -----------   -----------   -----------
     Expenses before reimbursement by investment adviser .....      816,409       171,240       154,437       622,626        89,212

     Reimbursement of expenses by investment adviser
       (Note 5) ..............................................      56,376        29,218        32,393        75,037        33,087
                                                                -----------   -----------   -----------   -----------   -----------

                  Net expenses ...............................      760,033       142,022       122,044       547,589        56,125
                                                                -----------   -----------   -----------   -----------   -----------

                  Net investment income ......................    2,740,135       503,884       306,539     1,937,266       491,547
                                                                -----------   -----------   -----------   -----------   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------
   AND FOREIGN CURRENCY:
   ---------------------

     Net realized gain (loss) on:
        Investment transactions ..............................   (1,500,859)      125,329         7,209       237,823           804
        Foreign currency and forward foreign currency
          contracts ..........................................     (240,622)           --            --            --            --
     Change in unrealized appreciation (depreciation) on:
        Investments ..........................................    2,084,162      (522,466)     (218,249)   (1,651,375)           --
        Translation of foreign currency and
          forward foreign currency contracts .................      363,658            --            --            --            --
                                                                -----------   -----------   -----------   -----------   -----------

              Net gain on investments and foreign currency ...      706,339      (397,137)     (211,040)   (1,413,552)          804
                                                                -----------   -----------   -----------   -----------   -----------

Net increase in net assets resulting from operations .........   $3,446,474      $106,747       $95,499      $523,714      $492,351
                                                                ===========   ===========   ===========   ===========   ===========



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             International Equity
                                                                              Fund (formerly the
                                               International                 International Growth
                                               Small Cap Fund                  and Income Fund)              Global Equity Fund
                                         ------------------------------  ------------------------------  ---------------------------

                                              Six                             Six                             Six
                                             Months                           Months                         Months
                                             Ended           Year             Ended           Year           Ended         Year
                                             4/30/99         Ended           4/30/99         Ended          4/30/99        Ended
                                           (Unaudited)      10/31/98       (Unaudited)      10/31/98       (Unaudited)    10/31/98
                                         --------------  --------------  --------------  --------------  -------------- ------------

OPERATIONS:
 Net investment income (loss) ........      ($126,091)     ($118,410)       ($78,241)      ($25,047)      ($302,723)      ($509,955)

 Net realized gain (loss) on:
    Investment transactions ..........        257,457        (75,711)      1,510,575         33,515       7,856,946       9,400,371
    Foreign currency  and
      forward foreign currency
      contracts ......................        (10,377)       (22,378)        (39,298)       129,326        (236,615)        845,669
Change in unrealized
  appreciation (depreciation) on:
    Investments ......................      2,278,788        236,882       2,189,932        405,513       1,629,904         975,938
    Foreign currency and forward
       foreign currency contracts ....         (1,028)         3,020         283,156       (374,342)        389,957        (700,564)


                                        -------------  -------------   -------------  -------------   -------------   -------------
Net increase (decrease) in net
 assets resulting from operations ....      2,398,749         23,403       3,866,124        168,965       9,337,469      10,011,459

DISTRIBUTIONS FROM :
--------------------
   Net investment income
        Class A ......................             --             --              --        (32,570)             --        (417,000)

        Class B ......................             --             --              --        (49,275)             --        (215,336)

        Class C ......................             --             --              --        (25,937)             --        (405,867)


   Net realized gains on investments
     and foreign currency transactions
        Class A ......................             --             --         (12,093)      (387,315)     (2,303,340)     (1,961,256)

        Class B ......................             --             --         (44,314)    (1,343,452)     (2,219,820)     (2,005,883)

        Class C ......................             --             --         (25,387)      (715,494)     (4,228,655)     (3,781,969)


   In excess of net investment income
        Class A ......................             --             --              --        (21,898)             --              --

        Class B ......................             --             --              --        (33,130)             --              --

        Class C ......................             --             --              --        (17,438)             --              --


Increase (decrease) in net assets from
 capital share transactions (Note 3) .     (2,617,494)    (2,188,345)     (3,164,876)    (1,038,721)    (13,628,223)     (6,146,407)
                                         -------------  -------------   -------------  -------------   -------------   -------------
Increase (decrease) in net assets ....       (218,745)    (2,164,942)        619,454     (3,496,265)    (13,042,569)     (4,922,259)


Net assets at beginning of period ....     15,453,529     17,618,471      25,759,090     29,255,355     119,116,196     124,038,455
                                        -------------  -------------   -------------  -------------   -------------   -------------

Net assets at end of period ..........  $  15,234,784  $  15,453,529      26,378,544     25,759,090   $ 106,073,627   $ 119,116,196
                                        =============  =============   =============  =============   =============   =============

Undistributed net investment
 income (loss) .......................  ($    126,091)            --   $      87,156  $     165,398   ($     76,123)  $     226,601
                                        -------------  -------------   -------------  -------------   -------------   -------------


                                                Emerging Growth Fund
                                           -------------------------------
                                                  Six
                                                 Months
                                                 Ended          01/06/98*
                                                4/30/99            to
                                              (Unaudited)       10/31/98
                                           ----------------  -------------
OPERATIONS:
-----------
 Net investment income (loss) ........         ($8,167)         ($4,740)
 Net realized gain (loss) on:
    Investment transactions ..........         (34,356)         (39,152)
    Foreign currency  and
      forward foreign currency
      contracts ......................              --               --
Change in unrealized
  appreciation (depreciation) on:
    Investments ......................         162,773          (61,247)
    Foreign currency and forward
       foreign currency contracts ....              --               --

                                           -----------      -----------

Net increase (decrease) in net
 assets resulting from operations ....     $   120,250      ($  105,139)

DISTRIBUTIONS FROM :
--------------------
   Net investment income
        Class A ......................              --               --
        Class B ......................              --               --
        Class C ......................              --               --

   Net realized gains on investments
     and foreign currency transactions
        Class A ......................              --               --
        Class B ......................              --               --
        Class C ......................              --               --

   In excess of net investment income
        Class A ......................              --               --
        Class B ......................              --               --
        Class C ......................              --               --

Increase (decrease) in net assets from
 capital share transactions (Note 3) .         265,203          752,323

                                           -----------      -----------
Increase (decrease) in net assets ....         385,453          647,184

Net assets at beginning of period ....         647,184                0
                                           -----------      -----------

Net assets at end of period ..........     $ 1,032,637      $   647,184
                                           ===========      ===========

Undistributed net investment
 income (loss) .......................     ($    8,166)              --
                                           -----------      -----------

---------------------------------
* Commencement of operations


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                             Tax-Sensitive
                                                Small/Mid Cap Fund          Growth Equity Fund                Equity Fund
                                          ---------------------------   ---------------------------   ---------------------------
                                                Six                        Six                          Six
                                              Months                      Months                       Months
                                              Ended          Year          Ended          Year          Ended         01/06/98*
                                             4/30/99        Ended         4/30/99         Ended        4/30/99           to
                                           (Unaudited)     10/31/98     (Unaudited)     10/31/98      (Unaudited)      10/31/98
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
-----------
 Net investment income (loss) ..........     ($336,881)     ($494,630)     ($246,471)     ($278,985)      ($48,854)      ($23,575)

 Net realized gain (loss) on:
  Investment transactions ..............     7,195,849      3,617,101      3,829,418      2,221,648       (782,448)      (754,965)
  Foreign currency and forward
   foreign currency contracts ..........            --             --         (2,550)           679             --             --
  Change in unrealized appreciation
   (depreciation) on:
    Investments ........................     1,381,520     (1,868,388)     2,762,281      1,275,786      1,541,034       (782,878)
    Foreign currency and forward foreign
     currency contracts ................            --             --            (34)          (269)            --             --

                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations .............     8,240,488      1,254,083      6,342,644      3,218,859        709,732     (1,561,418)

DISTRIBUTIONS FROM :
--------------------
 Net realized gains on investments and
  foreign currency transactions
        Class A ........................      (460,517)       (73,545)      (265,199)      (262,983)            --             --
        Class B ........................    (1,326,329)      (196,356)      (781,780)      (812,961)            --             --
        Class C ........................    (1,510,893)      (216,341)      (851,543)    (1,091,675)            --             --

 In excess of net investment income
        Class A ........................            --             --             --             --             --             --
        Class B ........................            --             --             --             --             --             --
        Class C ........................            --             --             --             --             --             --

 Increase (decrease) in net assets from
  capital share transactions (Note 3) ..     3,524,286      4,796,743      6,954,869      2,632,785     (1,415,281)    11,895,792

                                          ------------   ------------   ------------   ------------   ------------   ------------
 Increase (decrease) in net
  assets ...............................     8,467,035      5,564,584     11,398,991      3,684,025       (705,549)    10,334,374

 Net assets at beginning of
period .................................    35,007,620     29,443,036     28,543,362     24,859,337     10,334,374             --
                                          ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of
period .................................  $ 43,474,655   $ 35,007,620   $ 39,942,353   $ 28,543,362   $  9,628,825   $ 10,334,374
                                          ============   ============   ============   ============   ============   ============

Undistributed net investment
income (loss) ..........................  ($   336,881)  ($   494,630)  ($   246,472)  ($   191,333)  ($    48,853)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------

                                                  Growth and Income Fund
                                             --------------------------------
                                                  Six
                                                 Months
                                                 Ended             Year
                                                4/30/99            Ended
                                              (Unaudited)         10/31/98
                                             -------------      -------------
OPERATIONS:
-----------
 Net investment income (loss) ..........         ($542,659)         ($433,878)

 Net realized gain (loss) on:
  Investment transactions ..............         9,913,382          9,720,012
  Foreign currency and forward
   foreign currency contracts ..........                --                 --
  Change in unrealized appreciation
   (depreciation) on:
    Investments ........................        41,400,777         28,812,377
    Foreign currency and forward foreign
     currency contracts ................               (41)                53

                                             -------------      -------------
Net increase (decrease) in net assets
 resulting from operations .............        50,771,459         38,098,564

DISTRIBUTIONS FROM :
--------------------
 Net realized gains on investments and
  foreign currency transactions
        Class A ........................        (1,712,913)        (2,741,357)
        Class B ........................        (3,082,778)        (4,507,021)
        Class C ........................        (4,840,383)        (7,696,358)

 In excess of net investment income
        Class A ........................                --            (45,238)
        Class B ........................                --                 --
        Class C ........................                --                 --

 Increase (decrease) in net assets from
  capital share transactions (Note 3) ..        24,880,725         30,468,074

                                             -------------      -------------
 Increase (decrease) in net
  assets ...............................        66,016,110         53,576,664

 Net assets at beginning of
period .................................       240,884,117        187,307,453
                                             -------------      -------------

Net assets at end of
period .................................     $ 306,900,227      $ 240,884,117
                                             =============      =============

Undistributed net investment
income (loss) ..........................     ($    542,659)                --
                                             -------------      -------------

---------------------------------
* Commencement of operations



 The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                           Equity-Income Fund               Balanced Fund               Strategic Income Fund
                                     -----------------------------   -----------------------------   -----------------------------
                                          Six                             Six                            Six
                                         Months                          Months                         Months
                                         Ended            Year           Ended           Year            Ended           Year
                                        4/30/99           Ended         4/30/99         Ended           4/30/99         Ended
                                      (Unaudited)       10/31/98      (Unaudited)      10/31/98       (Unaudited)      10/31/98
                                     -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
-----------
 Net investment income (loss) .....       $784,752      $1,911,306        $692,930      $1,548,319      $2,740,135      $5,297,511

 Net realized gain (loss) on:
  Investment transactions .........      8,846,901      11,356,830       6,794,018       6,740,853      (1,500,859)       (114,474)
  Foreign currency and forward
   foreign currency contracts .....        (11,953)           (959)        (40,845)        (76,080)       (240,622)        174,226
 Change in unrealized appreciation
  (depreciation) on:
    Investments ...................      3,678,300       3,232,000      (4,739,367)      2,811,660       2,308,005      (5,320,040)
    Foreign currency and forward
     foreign currency contracts ...            121            (788)          1,561             693         363,658        (218,242)

                                     -------------   -------------   -------------   -------------   -------------   -------------
 Net increase (decrease) in net
  assets resulting from
  operations ......................     13,298,121      16,498,389       2,708,297      11,025,445       3,670,317        (181,019)

DISTRIBUTIONS FROM :
--------------------
 Net investment income
        Class A ...................       (602,776)       (701,503)       (284,543)       (317,345)       (540,391)     (1,142,439)
        Class B ...................       (372,141)       (442,368)       (243,851)       (320,086)     (1,055,546)     (2,118,644)
        Class C ...................       (917,992)     (1,133,438)       (834,503)     (1,278,949)     (1,140,956)     (2,258,371)

 Net realized gains on investments
  and foreign currency transactions
        Class A ...................     (2,331,204)     (2,593,550)     (1,061,187)     (2,023,888)        (93,964)       (219,321)
        Class B ...................     (2,468,438)     (2,589,634)     (1,381,136)     (2,767,331)       (188,949)       (478,774)
        Class C ...................     (6,050,850)     (6,612,227)     (4,691,171)    (11,012,231)       (202,495)       (472,034)

Increase (decrease) in net assets
 from capital share transactions
 (Note 3) .........................    (18,928,826)      2,002,286       2,748,334       7,392,323     (10,473,844)      1,717,355

                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net
 assets ...........................    (18,374,106)      4,427,955      (3,039,760)        697,938     (10,025,828)     (5,153,247)

Net assets at beginning of
 period ...........................    171,601,558     167,173,603      98,392,658      97,694,720      78,043,504      83,196,751
                                     -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
 period ...........................   $153,227,452    $171,601,558     $95,352,898     $98,392,658     $68,017,676     $78,043,504
                                     =============   =============   =============   =============   =============   =============

Undistributed net investment
 income (loss) ....................       $424,326      $1,532,483        $483,090      $1,153,058        $199,420        $196,179
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                                 Investment Quality
                                                     Bond Fund
                                          ------------------------------
                                               Six
                                              Months
                                              Ended              Year
                                             4/30/99            Ended
                                           (Unaudited)         10/31/98
                                          ------------      ------------
OPERATIONS:
-----------
 Net investment income (loss) .......         $503,884        $1,040,983

 Net realized gain (loss) on:
  Investment transactions ...........          125,329           161,325
  Foreign currency and forward
   foreign currency contracts .......               --                --
Change in unrealized appreciation
  (depreciation) on:
    Investments .....................         (522,466)           12,137
    Foreign currency and forward
     foreign currency contracts .....               --                --

                                          ------------      ------------
Net increase (decrease) in net
 assets resulting from
 operations .........................          106,747         1,214,445

DISTRIBUTIONS FROM :
--------------------
 Net investment income
        Class A .....................         (210,050)         (446,629)
        Class B .....................         (143,468)         (276,805)
        Class C .....................         (168,202)         (312,476)

 Net realized gains on investments
  and foreign currency transactions .
        Class A .....................               --                --
        Class B .....................               --                --
        Class C .....................               --                --

 Increase (decrease) in net assets
  from capital share transactions
  (Note 3) ..........................          138,489          (903,890)

                                          ------------      ------------
Increase (decrease) in net
 assets .............................         (276,484)         (725,355)

Net assets at beginning of
 period .............................       17,106,230        17,831,585
                                          ------------      ------------

Net assets at end of
 period .............................      $16,829,746       $17,106,230
                                          ============      ============

Undistributed net investment
 income (loss) ......................         ($6,199)           $11,637
                                          ------------      ------------

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                National Municipal           U. S. Government
                                                    Bond Fund                Securities Fund           Money Market Fund
                                           ------------------------     ----------------------      -----------------------
                                           Six Months                   Six Months                  Six Months
                                              Ended         Year          Ended         Year           Ended          Year
                                             4/30/99        Ended        4/30/99        Ended          4/30/99        Ended
                                           (Unaudited)     10/31/98     (Unaudited)    10/31/98      (Unaudited)    10/31/98
                                           -----------     --------     -----------    --------      -----------    --------
OPERATIONS:
-----------
  Net investment income (loss) ......      $306,539       $691,317     $1,937,266     $4,323,483       $491,547       $975,269

  Net realized gain (loss) on:
   Investment transactions ...........         7,209        190,227        237,823        591,717            804             --
  Change in unrealized
   appreciation
   (depreciation) on:
     Investments .....................      (218,249)        50,547     (1,651,375)       621,573             --             --

                                         ------------   -----------   -------------   -----------   ------------   ------------
Net increase (decrease) in net
 assets resulting from
 operations ..........................        95,499        932,091        523,714      5,536,773        492,351        975,269

DISTRIBUTIONS FROM :
--------------------
   Net investment income
        Class A ......................      (125,473)      (277,166)    (1,395,536)    (2,632,290)      (209,503)      (452,709)
        Class B ......................       (93,350)      (215,659)      (375,622)      (735,957)      (111,905)      (164,474)
        Class C ......................       (87,717)      (198,492)      (326,105)      (614,899)      (170,943)      (358,086)

   In excess of net investment income
        Class A ......................            --             --             --       (314,160)            --             --
        Class B ......................            --             --             --        (87,836)            --             --
        Class C ......................            --             --             --        (73,388)            --             --

Increase (decrease) in net assets from
 capital share transactions (Note 3) .      (397,042)    (2,184,716)    (8,779,671)    (5,506,261)    (1,420,310)     2,523,350
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net
assets ...............................      (608,083)    (1,943,942)   (10,353,220)    (4,428,018)    (1,420,310)     2,523,350

Net assets at beginning of
period ...............................    16,239,730     18,183,672     80,182,381     84,610,399     24,451,212     21,927,862
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of
period ...............................   $15,631,647    $16,239,730    $69,829,161    $80,182,381    $23,030,902    $24,451,212
                                        ============   ============   ============   ============   ============   ============
Undistributed net investment
income (loss) ........................         ($263)         ($263)     ($389,248)     ($229,251)        $2,054         $2,858
                                        ------------   ------------   ------------   ------------   ------------   ------------


The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                   International Small Cap Fund
                                                      --------------------------------------------------------
                                                                             Class A
                                                      --------------------------------------------------------
                                                       Six Months
                                                          Ended           Year           Year        3/04/96*
                                                        4/30/99 **       Ended          Ended          to
                                                       (Unaudited)     10/31/98       10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $13.91         $13.86        $13.43        $12.50
--------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income/(loss)                              (0.08)         (0.02)        (0.03)         0.05
   Net realized and unrealized gain/(loss) on
   investments and foreign currency                           2.47           0.07          0.46          0.88
                                                     ---------------------------------------------------------
      Total from investment operations                        2.39           0.05          0.43          0.93
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $16.30         $13.91        $13.86        $13.43
--------------------------------------------------------------------------------------------------------------

Total Return                                                 17.18%+         0.36%         3.20%         7.44%+
==============================================================================================================

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                         $2,244         $2,173        $3,225        $2,120
--------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets              1.90%#         1.90%         1.90%         1.90%#
--------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                              (1.08%)#       (0.12%)       (0.19%)       (0.50%)#
--------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                     23%+           54%           75%            67%#
--------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
    reimbursement by advisor                                 2.07%#         2.23%         2.46%          3.07%#
--------------------------------------------------------------------------------------------------------------


                                                                   International Small Cap Fund
                                                      --------------------------------------------------------
                                                                             Class B
                                                      --------------------------------------------------------
                                                       Six Months
                                                          Ended           Year           Year        3/04/96*
                                                        4/30/99 **       Ended          Ended          to
                                                       (Unaudited)     10/31/98       10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $13.66         $13.71        $13.37        $12.50
--------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income/(loss)                              (0.13)         (0.12)        (0.11)        (0.01)
   Net realized and unrealized gain/(loss) on
   investments and foreign currency                           2.41           0.07          0.45          0.88
                                                     ---------------------------------------------------------
      Total from investment operations                        2.28          (0.05)         0.34          0.87
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $15.94         $13.66        $13.71        $13.37
--------------------------------------------------------------------------------------------------------------

Total Return                                                 16.95%+       (0.36%)         2.54%         6.96%+
==============================================================================================================

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                         $7,101        $7,073        $7,369         $5,068
--------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets             2.55%#        2.55%         2.55%           2.55%#
--------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                              (1.73)#       (0.79%)       (0.84%)        (0.15%)#
--------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                     23%+          54%           75%             67%#
--------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
       reimbursement by advisor                              2.72%#        2.88%         2.98%           3.27%#
--------------------------------------------------------------------------------------------------------------


==============================================================================================================

                                                                   International Small Cap Fund
                                                      --------------------------------------------------------
                                                                             Class C
                                                      --------------------------------------------------------
                                                       Six Months
                                                          Ended           Year           Year        3/04/96*
                                                        4/30/99 **       Ended          Ended          to
                                                       (Unaudited)     10/31/98       10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $13.66         $13.71        $13.37        $12.50
--------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income/(loss)                              (0.13)         (0.12)        (0.11)        (0.01)
   Net realized and unrealized gain/(loss) on
   investments and foreign currency                           2.43           0.07          0.45          0.88
                                                     ---------------------------------------------------------
      Total from investment operations                        2.30          (0.05)         0.34          0.87
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $15.96         $13.66        $13.71        $13.37
--------------------------------------------------------------------------------------------------------------

Total Return                                                16.84%+        (0.36%)        2.54%         6.96%+
==============================================================================================================

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                        $5,890         $6,195        $7,025        $5,517
--------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets             2.55%#         2.55%         2.55%         2.55%#
--------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                               (1.73)#        (0.78%)       (0.84%)       (0.15%)#
---------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                     23%+           54%           75%           67%#
---------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
    reimbursement by advisor                                 2.72%#         2.88%         2.96%         3.25%#
---------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
** Net investment income per share has been calculated using the average share method
#    Annualized
+    Non-annualized


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                       International Equity Fund
                                                          (formerly the International Growth and Income Fund)
                                               -------------------------------------------------------------------------
                                                                                Class A
                                               -------------------------------------------------------------------------
                                                  Six
                                                Months
                                                 Ended           Year           Year           Year           1/09/95*
                                               4/30/99**        Ended           Ended          Ended             to
                                              (Unaudited)      10/31/98        10/31/97       10/31/96**      10/31/95
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $9.83          $10.81          $11.35         $10.11          $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                 0.00            0.03            0.06           0.09            0.06
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                           1.59            0.02            0.35           1.33            0.08
                                               -------------------------------------------------------------------------
          Total from investment
            operations                            1.59            0.05            0.41           1.42            0.14
                                               -------------------------------------------------------------------------
Distributions
     Dividends from net investment income        ------          (0.13)          (0.19)         (0.08)          (0.03)
     Distributions from realized capital
       gains                                     (0.03)          (0.90)          (0.76)         (0.10)          ------
                                               -------------------------------------------------------------------------
          Total distributions                    (0.03)          (1.03)          (0.95)         (0.18)          (0.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.39           $9.83          $10.81         $11.35          $10.11
------------------------------------------------------------------------------------------------------------------------

Total Return                                     16.22% +         0.67%           3.55%         14.25%           1.37% +
========================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)          $3,985          $3,769          $4,461         $4,732          $6,897
------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                 1.75% #         1.75%           1.75%          1.75%           1.75% #
------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets              (0.05) #         0.44%           0.97%          0.84%           0.70% #
------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                       105% +          173%            146%           170%             69%
------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                   1.83% #         1.87%           1.96%          1.97%           2.18% #
------------------------------------------------------------------------------------------------------------------------

                                                                       International Equity Fund
                                                          (formerly the International Growth and Income Fund)
                                               -------------------------------------------------------------------------

                                                                                Class B
                                               -------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended            Year           Year           Year           1/09/95*
                                               4/30/99**        Ended           Ended          Ended             to
                                              (Unaudited)      10/31/98        10/31/97**     10/31/96**      10/31/95
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $9.77          $10.75          $11.30         $10.10          $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                (0.03)          (0.02)           0.03           0.06            0.01
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                           1.57            0.00            0.31           1.30            0.12
                                               -------------------------------------------------------------------------
          Total from investment
            operations                            1.54           (0.02)           0.34           1.36            0.13
                                               -------------------------------------------------------------------------
Distributions
     Dividends from net investment income        ------          (0.06)          (0.13)         (0.05)          (0.03)
     Distributions from realized capital
       gains                                     (0.03)          (0.90)          (0.76)         (0.11)          ------
                                               -------------------------------------------------------------------------
          Total distributions                    (0.03)          (0.96)          (0.89)         (0.16)          (0.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.28           $9.77          $10.75         $11.30          $10.10
------------------------------------------------------------------------------------------------------------------------

Total Return                                     15.81% +        (0.03%)          2.92%         13.58%           1.28% +
========================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)         $15,270         $14,030         $16,334        $15,217          $8,421
------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                 2.40% #         2.40%           2.40%          2.40%           2.40% #
------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets              (0.68%) #       (0.18%)          0.32%          0.57%           0.15% #
------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                       105% +          173%            146%           170%             69%
------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                   2.48% #         2.52%           2.54%          2.60%           2.93% #
------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
#    Annualized
+    Non-annualized
** Net investment income per share has been calculated using the average share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                               International Equity Fund
                                                                  (formerly the International Growth and Income Fund)
                                                  ----------------------------------------------------------------------------------
                                                                                        Class C
                                                  ----------------------------------------------------------------------------------
                                                            Six
                                                           Months
                                                           Ended            Year           Year           Year         1/09/95*
                                                          4/30/99**        Ended          Ended          Ended            to
                                                        (Unaudited)       10/31/98      10/31/97**     10/31/96**      10/31/95
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $ 9.77          $10.76         $11.31         $10.10         $10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                           (0.03)          (0.02)          0.03           0.06           0.01
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                                      1.56           (0.01)          0.31           1.30           0.12
                                                        --------------------------------------------------------------------------
          Total from investment
            operations                                       1.53           (0.03)          0.34           1.36           0.13
                                                        --------------------------------------------------------------------------
Distributions
     Dividends from net investment income                     --            (0.06)         (0.13)         (0.05)         (0.03)
     Distributions from realized capital gains              (0.03)          (0.90)         (0.76)         (0.10)           --
                                                        --------------------------------------------------------------------------
          Total distributions                               (0.03)          (0.96)         (0.89)         (0.15)         (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.27           $9.77         $10.76         $11.31         $10.10
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                                15.71%+         (0.13%)         2.91%         13.63%          1.28%+
==================================================================================================================================

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $7,124          $7,960         $8,460         $9,076         $6,324
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                            2.40%#          2.40%          2.40%          2.40%          2.40%#
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets                           (0.%)#        (0.19%)         0.32%          0.51%          0.13%#
----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                  105%+           173%           146%           170%            69%
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
       by advisor                                            2.48%#          2.52%          2.57%          2.60%          2.93%#
----------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                                 Global Equity Fund
                                                  ----------------------------------------------------------------------------------
                                                                                       Class A
                                                  ----------------------------------------------------------------------------------

                                                    Six
                                                    Months
                                                    Ended         Year          Year         Year          1/09/95*      4/01/94*
                                                  4/30/99**       Ended         Ended        Ended           to            to
                                                 (Unaudited)     10/31/98     10/31/97      10/31/96**     10/31/95      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $16.43         $16.32        $14.50        $13.84        $14.82        $14.13
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                     --            0.02          0.06         (0.04)          --          (0.01)
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                              1.43           1.34          3.45          0.91         (0.54)         0.70
                                                 -----------------------------------------------------------------------------------
          Total from investment
            operations                               1.43           1.36          3.51          0.87         (0.54)         0.69
                                                 -----------------------------------------------------------------------------------
Distributions
     Dividends from net investment income              --          (0.22)        (0.05)        (0.21)           --           --
     Distributions from realized capital gains      (1.21)         (1.03)        (1.64)           --         (0.44)          --
                                                 -----------------------------------------------------------------------------------
          Total distributions                       (1.21)         (1.25)        (1.69)        (0.21)        (0.44)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $16.65         $16.43        $16.32        $14.50        $13.84        $14.82
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                         9.07%+         8.90%        26.10%         6.33%        (3.52%)        9.16%@
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)            $23,047        $31,055       $30,960       $25,924       $23,894       $18,152
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                    1.75%#         1.75%         1.75%         1.75%         1.75%         1.75%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets                  0.00%#         0.09%         0.33%        (0.30%)        0.03%        (0.12%)#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                           17%+          20%            28%          165%           57%           54%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
       by advisor                                    1.83%#         1.75%         1.81%         1.83%         1.92%         1.97%#
------------------------------------------------------------------------------------------------------------------------------------

    *    Commencement of Operations
    #    Annualized
    +    Non-annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              Global Equity Fund
                                            ----------------------------------------------------------------------------------------

                                                                                    Class B
                                            ----------------------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended
                                               4/30/99          Year           Year           Year          Year           4/01/94*
                                                 **            Ended          Ended          Ended         Ended             to
                                             (Unaudited)      10/31/98      10/31/97**     10/31/96**    10/31/95**       10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $16.24          $16.14         $14.36         $13.73         $14.79         $14.13
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               (0.06)          (0.11)         (0.05)         (0.14)         (0.09)         (0.03)
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                      1.44            1.35           3.47           0.91          (0.53)          0.69
                                            ----------------------------------------------------------------------------------------
          Total from investment
            operations                           1.38            1.24           3.42           0.77          (0.62)          0.66
                                            ----------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income         --            (0.11)                        (0.14)           --             --
     Distributions from realized capital
       gains                                    (1.21)          (1.03)         (1.64)           --           (0.44)           --
                                            ----------------------------------------------------------------------------------------
          Total distributions                   (1.21)          (1.14)         (1.64)         (0.14)         (0.44)           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.41          $16.24         $16.14         $14.36         $13.73         $14.79
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                     8.85%+          8.17%         25.63%          5.64%         (4.09%)         8.94%@
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)        $29,359         $30,287        $31,833        $25,661        $23,317        $13,903
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                2.40%#          2.40%          2.40%          2.40%          2.40%          2.40%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets             (0.70%)#        (0.55%)        (0.32%)        (0.95%)        (0.61%)        (0.77%)#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                       17%+            20%            28%           165%            57%           54%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                  2.49%#          2.40%          2.47%          2.48%          2.58%          2.71%#
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                              Global Equity Fund
                                            ----------------------------------------------------------------------------------------
                                                                                    Class C
                                            ----------------------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended
                                               4/30/99          Year           Year           Year          Year           4/01/94*
                                                 **            Ended          Ended          Ended         Ended             to
                                             (Unaudited)      10/31/98      10/31/97**     10/31/96**    10/31/95**       10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $16.30          $16.19         $14.41         $13.73         $14.79         $13.74
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               (0.06)          (0.10)         (0.05)         (0.14)         (0.09)         (0.10)
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                      1.44            1.35           3.47           0.92          (0.53)          1.15
                                            ----------------------------------------------------------------------------------------
          Total from investment
            operations                           1.38            1.25           3.42           0.78          (0.62)          1.05
                                            ----------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income          --           (0.11)            --          (0.10)            --             --
     Distributions from realized capital
       gains                                    (1.21)          (1.03)         (1.64)            --          (0.44)            --
                                            ----------------------------------------------------------------------------------------
          Total distributions                   (1.21)          (1.14)         (1.64)         (0.10)         (0.44)            --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.47          $16.30         $16.19         $14.41         $13.73         $14.79
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                     8.82%+          8.21%         25.54%          5.70%         (4.09%)         8.94%
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)        $53,668         $57,774        $61,245        $64,830        $83,340       $101,443
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                2.40%#          2.40%          2.40%          2.40%          2.40%          2.40%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets             (0.71%)#        (0.56%)        (0.32%)        (0.95%)        (0.64%)        (0.91%)#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                       17%+            20%            28%           165%            57%            54%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                  2.49%#          2.40%          2.46%          2.48%          2.53%          2.52%#
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
#    Annualized
+    Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                          Emerging Growth Fund
                                         ---------------------------------------------------------------------------------------

                                                 Class A                         Class B                        Class C
                                         -----------------------       -------------------------         -----------------------
                                           Six                             Six                             Six
                                          Months                          Months                          Months
                                          Ended                           Ended                           Ended
                                         4/30/99        1/06/98*         4/30/99        1/06/98*          4/30/99       1/06/98*
                                            **             to               **             to               **             to
                                       (Unaudited)      10/31/98       (Unaudited)      10/31/98        (Unaudited)     10/31/98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $8.88          $10.00           $8.83          $10.00            $8.84          $10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)         (0.06)          (0.08)          (0.09)          (0.12)**        (0.09)          (0.12)**
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                    1.48           (1.04)           1.45           (1.05)            1.46           (1.04)
                                        -------------------------------------------------------------------------------------------
          Total from investment
            operations                     1.42           (1.12)           1.36           (1.17)            1.37           (1.16)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.30           $8.88          $10.19           $8.83           $10.21           $8.84
------------------------------------------------------------------------------------------------------------------------------------

Total Return                              15.99%+        (11.20%)+        15.40%+        (11.70%)+         15.50%+        (11.60%)+
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period
       (000's)                             $187            $146            $535            $263             $310            $238
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to
       average net assets                  1.70%#          1.70%#          2.35%           2.35%#           2.35%           2.35%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       to average net assets              (1.31%)#        (1.00%)#        (1.95%)         (1.76%)#         (1.96%)         (1.67%)#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                 73%+            52%+            73%             52%+             73%             52%+
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by advisor           6.75%#         15.48%#          7.27%          16.48%#           7.31%          15.78%#
------------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================

                                                                                   Small/Mid Cap Fund
                                          -----------------------------------------------------------------------------------------

                                                             Class A                                      Class B
                                          --------------------------------------------   ------------------------------------------
                                            Six                                            Six
                                            Months                                         Months
                                            Ended                                          Ended
                                           4/30/99      Year       Year      3/04/96*     4/30/99     Year      Year      3/04/96*
                                             **        Ended       Ended       to           **        Ended     Ended        to
                                         (Unaudited)  10/31/98    10/31/97   10/31/96   (Unaudited)  10/31/98  10/31/97** 10/31/96

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $16.09      $15.51      $12.62     $12.50      $15.77      $15.33     $12.58    $12.50
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)            (0.10)      (0.15)      (0.14)     (0.02)      (0.14)      (0.25)     (0.23)    (0.05)
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                   3.77        0.97        3.03       0.14        3.65        0.93       2.98      0.13
                                           ----------------------------------------------------------------------------------------
          Total from investment
            operations                        3.67        0.82        2.89       0.12        3.51        0.68       2.75      0.08
Distributions
     Distributions from capital gains        (1.48)      (0.24)         --         --       (1.48)      (0.24)        --        --

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $18.28      $16.09      $15.51     $12.62      $17.80      $15.77     $15.33    $12.58
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                 23.87%+      5.51%      22.90%      0.96%+     23.31%+      4.65%     21.86%     0.64%+
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)      $5,593      $4,814      $4,170     $2,966     $17,920     $13,972    $11,802    $6,659
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                             1.67%#     1.675%      1.675%     1.675%#      2.32%#     2.325%     2.325%    2.325%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
       average net assets                    (1.11%)#    (0.90%)     (1.02%)    (0.40%)#    (1.76%)#    (1.55%)    (1.67%)   (1.05%#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                   109%+       162%        145%        92%#       109%+       162%       145%       92%#
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by advisor              1.78%#      1.93%       2.24%      2.69%#      2.43%#      2.58%      2.79%     3.05%#
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
#    Annualized
+    Non-annualized
** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                          Small/Mid Cap Fund
                                                 -------------------------------------------------------------------

                                                                               Class C
                                                 -------------------------------------------------------------------
                                                      Six
                                                     Months
                                                     Ended
                                                    4/30/99             Year               Year            3/04/96*
                                                       **               Ended              Ended              to
                                                  (Unaudited)         10/31/98           10/31/97**        10/31/96
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $15.79              $15.35             $12.59           $12.50
---------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                    (0.14)              (0.25)             (0.23)           (0.05)
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                           3.67                0.93               2.99             0.14
                                                   ---------------------------------------------------------------
          Total from investment
            operations                                3.53                0.68               2.76             0.09
Distributions
     Distributions from capital gains                (1.48)              (0.24)                --               --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $17.84              $15.79             $15.35           $12.59
---------------------------------------------------------------------------------------------------------------------

Total Return                                         23.41%+              4.64%             21.92%            0.72%+
=====================================================================================================================

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)             $19,962             $16,221            $13,471           $8,241
---------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                     2.32%#             2.325%             2.325%           2.325%#
---------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
       average net assets                            (1.76%)#            (1.55%)            (1.67%)          (1.05%)#
---------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                           109%+               162%               145%              92%#
---------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                       2.43%#              2.58%              2.78%            3.04%#
---------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                         Growth Equity Fund
                                           ---------------------------------------------------------------------------------------

                                                             Class A                                    Class B
                                           ------------------------------------------  -------------------------------------------
                                               Six                                        Six
                                              Months                                      Months
                                              Ended                                       Ended
                                             4/30/99      Year       Year    3/04/96*    4/30/99      Year     Year       3/04/96*
                                               **        Ended       Ended      to         **         Ended    Ended         to
                                           (Unaudited)  10/31/98   10/31/97  10/31/96  (Unaudited)  10/31/98 10/31/97**   10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $17.73     $17.01     $13.78    $12.50     $17.46      $16.90     $13.73     $12.50
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)              (0.08)     (0.07)     (0.03)     0.28      (0.14)      (0.18)     (0.13)      0.24
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                     3.87       2.22       3.45      1.00       3.82        2.17       3.46       0.99
                                             ------------------------------------------------------------------------------------
          Total from investment
            operations                          3.79       2.15       3.42      1.28       3.68        1.99       3.33       1.23
Distributions
     Dividends from net investment
       income                                     --         --      (0.19)       --         --          --      (0.16)        --
     Distributions from capital gains          (1.15)     (1.43)        --        --      (1.15)      (1.43)        --         --
                                             ------------------------------------------------------------------------------------
          Total distributions                  (1.15)     (1.43)     (0.19)               (1.15)      (1.43)     (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $20.37     $17.73     $17.01    $13.78     $19.99      $17.46     $16.90     $13.73
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                   22.16%+    13.85%     25.13%    10.24%+    21.86%+     12.93%     24.50%      9.84%+
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)        $5,071     $3,919     $3,053     $2,244   $15,741     $11,659     $9,040     $4,748
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                               1.65%#     1.65%      1.65%     1.65%#     2.30%#      2.30%      2.30%      2.30%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
       average net assets                      (0.87)#    (0.43%)    (0.17%)    4.11%#    (1.52)      (1.07%)    (0.82%)     4.18%#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                      79%+      115%       181%      450%#       79%+       115%       181%       450%#
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                 1.77%#     1.91%      2.28%     2.71%#     2.41%#      2.56%      2.78%      3.06%#
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
** Net investment income per share has been calculated using the average share method
#    Annualized
+    Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                          Growth Equity Fund
                                                  ----------------------------------------------------------------
                                                                                Class C
                                                  ----------------------------------------------------------------
                                                     Six
                                                    Months
                                                    Ended               Year             Year             3/04/96*
                                                   4/30/99**            Ended            Ended              to
                                                 (Unaudited)          10/31/98         10/31/97**        10/31/96
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $17.44             $16.89            $13.73           $12.50
------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                    (0.14)             (0.20)            (0.13)            0.24
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                           3.81               2.18              3.46             0.99
                                                  ----------------------------------------------------------------
          Total from investment
            operations                                3.67               1.98              3.33             1.23
Distributions
     Dividends from net investment
       income                                          --                 --              (0.17)             --
     Distributions from capital gains                (1.15)             (1.43)              --               --
                                                  ----------------------------------------------------------------
          Total distributions                        (1.15)             (1.43)            (0.17)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $19.96             $17.44            $16.89           $13.73
------------------------------------------------------------------------------------------------------------------

Total Return                                         21.82%+            12.87%            24.50%            9.84%+
==================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)             $19,130            $12,965           $12,766           $6,494
------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                     2.30%#             2.30%             2.30%            2.30%#
------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
       average net assets                            (1.52)#            (1.06%)           (0.82%)           4.13%#
------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                            79%+              115%              181%             450%#
------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                       2.41%#             2.56%             2.75%            2.96%#
------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                          Tax-Sensitive Equity Fund
                                           ------------------------------------------------------------------------------------
                                                       Class A                     Class B                     Class C
                                              ------------------------    -------------------------    ------------------------
                                                  Six                         Six                          Six
                                                 Months                      Months                       Months
                                                 Ended        1/06/98*       Ended       1/06/98*         Ended        1/06/98*
                                               4/30/99**        to         4/30/99**       to           4/30/99**        to
                                              (Unaudited)    10/31/98     (Unaudited)   10/31/98       (Unaudited)    10/31/98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $9.07        $10.00         $9.04        $10.00          $9.04        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                (0.03)        (0.01)        (0.05)        (0.04)***      (0.05)        (0.03)**
     Net realized and unrealized
       gain/(loss) on Investments
       and foreign currency                       0.68         (0.92)         0.65         (0.92)          0.64         (0.93)
                                              --------------------------------------------------------------------------------------
          Total from investment
            operations                            0.65         (0.93)         0.60         (0.96)          0.59         (0.96)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $9.72         $9.07         $9.64         $9.04          $9.63         $9.04
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                      7.17%+       (9.30%)+       6.64%+       (9.60%)+        6.53%+       (9.60%)+
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)          $2,111        $4,149        $3,944        $2,900         $3,574        $3,286
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to
       average net assets                         1.60%#        1.60%#        2.25%#        2.25%#         2.25%#        2.25%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       to average net assets                     (0.48%)#      (0.40%)#      (1.14%)#      (1.80%)#       (1.13%)#      (1.84%)#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                        40%+          38%+          40%+          38%+           40%+          38%+
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                   2.04%#        2.51%#        2.70%#        3.24%#         2.69%#        3.16%#
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
** Net investment income per share has been calculated using the average share method
+    Non-annualized
#    Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Oustanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                Growth and Income Fund
                                           -----------------------------------------------------------------------------------------

                                                                                        Class A
                                           -----------------------------------------------------------------------------------------
                                                   Six
                                                  Months
                                                  Ended           Year         Year           Year         Year        4/01/94*
                                                 4/30/99**        Ended        Ended          Ended        Ended          to
                                               (Unaudited)      10/31/98     10/31/97       10/31/96     10/31/95**    10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $24.26         $21.77        $17.56        $14.72        $13.09       $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                   0.01           0.08          0.14          0.18          0.26         0.12
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                         4.98           4.14          5.26          2.99          1.90         0.76
                                                   ---------------------------------------------------------------------------------
          Total from investment
            operations                              4.99           4.22          5.40          3.17          2.16         0.88
                                                   ---------------------------------------------------------------------------------
Distributions
     Dividends from net investment income             --             --         (0.15)        (0.21)        (0.23)       (0.08)
     Distributions from realized
       capital gains                               (0.96)         (1.70)        (1.04)        (0.12)        (0.30)          --
     Distributions in excess of net
       investment income                              --          (0.03)           --            --            --           --
                                                   ---------------------------------------------------------------------------------
          Total distributions                      (0.96)         (1.73)        (1.19)        (0.33)        (0.53)       (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $28.29         $24.26        $21.77        $17.56        $14.72       $13.09
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                       21.01%+        20.82%        31.95%        21.84%        17.28%        5.06%@
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)           %52,834        $42,916       $34,186       $18,272       $12,180       $8,134
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                   1.34%#         1.34%         1.34%         1.34%         1.34%        1.34%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets                 0.14%#         0.34%         0.66%         1.10%         1.91%        1.72%#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                          10%+           18%           39%           49%           40%          45%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                     1.48%#         1.45%         1.50%         1.56%         1.69%        2.08%#
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================


                                                                                Growth and Income Fund
                                           -----------------------------------------------------------------------------------------

                                                                                        Class B
                                           -----------------------------------------------------------------------------------------
                                                     Six
                                                    Months
                                                    Ended           Year         Year          Year          Year        4/01/94*
                                                   4/30/99**        Ended        Ended         Ended         Ended          to
                                                 (Unaudited)      10/31/98      10/31/97     10/31/96**    10/31/95**    10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $24.01         $21.67        $17.50        $14.69        $13.08       $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                    (0.07)         (0.07)         0.01          0.07          0.16         0.10
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                           4.91           4.11          5.23          2.99          1.94         0.77
                                                     -------------------------------------------------------------------------------
          Total from investment
            operations                                4.84           4.04          5.24          3.06          2.10         0.87
                                                     -------------------------------------------------------------------------------
Distributions
     Dividends from net investment
       income                                           --             --         (0.03)        (0.13)        (0.19)       (0.08)
     Distributions from realized
       capital gains                                 (0.96)         (1.70)        (1.04)        (0.12)        (0.30)          --
                                                     -------------------------------------------------------------------------------
          Total distributions                        (0.96)         (1.70)        (1.07)        (0.25)        (0.49)       (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $27.89         $24.01        $21.67        $17.50        $14.69       $13.08
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                         20.60%+        20.04%        31.40%        21.08%        16.73%        4.98%@
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)             $99,674        $75,574       $54,871       $34,740       $19,052       $3,885
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                     1.99%#         1.99%         1.99%         1.99%         1.99%        1.99%#
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets                  (0.51%)#       (0.32%)        0.01%         0.45%         1.14%        1.07%#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                            10%+           18%           39%           49%           40%          45%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                       2.13%#         2.10%         2.15%         2.20%         2.33%        3.12%#
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
#    Annualized
+    Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                             Growth and Income Fund
                                        --------------------------------------------------------------------------------------------

                                                                                    Class C
                                        --------------------------------------------------------------------------------------------
                                                    Six
                                                   Months
                                                   Ended             Year          Year          Year          Year          Year
                                                 4/30/99 **          Ended         Ended         Ended         Ended         Ended
                                                 (Unaudited)       10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $24.10          $21.75        $17.56        $14.71        $13.08        $12.71
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                    (0.07)          (0.07)         0.01          0.07          0.18          0.15
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                           4.93            4.12          5.25          3.00          1.90          0.46
                                                 -----------------------------------------------------------------------------------
          Total from investment
            operations                                4.86            4.05          5.26          3.07          2.08          0.61
                                                 -----------------------------------------------------------------------------------
Distributions
     Dividends from net investment
       income                                           --              --         (0.03)        (0.10)        (0.15)        (0.13)
     Distributions from realized
       capital gains                                 (0.96)          (1.70)        (1.04)        (0.12)        (0.30)        (0.11)
                                                 -----------------------------------------------------------------------------------
          Total distributions                        (0.96)          (1.70)        (1.07)        (0.22)        (0.45)        (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $28.00          $24.10        $21.75        $17.56        $14.71        $13.08
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                         20.60%+         20.00%        31.37%        21.12%        16.56%         4.85%
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)            $154,393        $122,395       $98,250       $74,825       $63,154       $46,078
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to
       average net assets                             1.99%#          1.99%         1.99%         1.99%         1.99%         1.99%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       to average net assets                         (0.51%)#        (0.31%)        0.01%         0.45%         1.26%         1.11%
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                            10%+            18%           39%           49%           40%           45%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                       2.13%#          2.10%         2.13%         2.20%         2.26%         2.38%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                                      Equity-Income Fund
                                               -------------------------------------------------------------------------------------
                                                                                            Class A
                                               -------------------------------------------------------------------------------------
                                                   Six
                                                  Months
                                                  Ended          Year           Year          Year          Year        4/01/94*
                                                4/30/99**        Ended          Ended         Ended         Ended          to
                                               (Unaudited)     10/31/98       10/31/97      10/31/96      10/31/95**    10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $17.64          $17.44        $17.37        $15.94        $14.78        $14.59
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                   0.13            0.29          0.33          0.16          0.12          0.02
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                         1.35            1.46          3.59          2.69          1.83          0.17
                                               -------------------------------------------------------------------------------------
          Total from investment
            operations                              1.48            1.75          3.92          2.85          1.95          0.19
                                               -------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income          (0.29)          (0.33)        (0.18)        (0.14)          --            --
     Distributions from realized capital
       gains                                       (1.12)          (1.22)        (3.67)        (1.28)        (0.79)          --
                                               -------------------------------------------------------------------------------------
          Total distributions                      (1.41)          (1.55)        (3.85)        (1.42)        (0.79)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $17.71          $17.64        $17.44        $17.37        $15.94        $14.78
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                        8.85%+         10.55%        27.24%        19.23%        14.22%         4.82%@
====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)           $28,941         $36,661       $36,334       $28,470       $22,026       $16,326
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average             1.42%#         1.415%         1.34%         1.34%         1.34%         1.34%#
       net assets
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets                 1.47%#          1.57%         2.01%         0.98%         0.79%         0.13%#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                          55%+            22%           36%          169%           54%           39%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                     1.58%#          1.51%         1.55%         1.55%         1.62%         1.79%#
------------------------------------------------------------------------------------------------------------------------------------


*    Commencement of Operations
#    Annualized
+    Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                Equity-Income Fund
                                             ---------------------------------------------------------------------------------------
                                                                                      Class B
                                             ---------------------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended           Year           Year           Year          Year         4/01/94*
                                               4/30/99**        Ended          Ended          Ended         Ended           to
                                             (Unaudited)      10/31/98       10/31/97       10/31/96      10/31/95**     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $17.43          $17.24         $17.22         $15.84        $14.77          $14.59
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                 0.07            0.16           0.23           0.06          0.02          (0.02)
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                           1.35            1.46           3.54           2.69          1.84            0.20
                                               -------------------------------------------------------------------------------------
          Total from investment
            operations                            1.42            1.62           3.77           2.75          1.86            0.18
                                               -------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income       (0.17)          (0.21)         (0.08)         (0.09)           --              --
     Distributions from realized capital
       gains                                    (1.12)          (1.22)         (3.67)         (1.28)        (0.79)             --
                                               -------------------------------------------------------------------------------------
          Total distributions                   (1.29)          (1.43)         (3.75)         (1.37)        (0.79)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $17.56          $17.43         $17.24         $17.22        $15.84          $14.77
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                     8.55% +         9.81%         26.29%         18.59%        13.58%           4.75% @
====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)         $37,304         $38,954        $36,191        $27,058       $19,874          $5,054
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                2.07% #        2.065%          1.99%          1.99%         1.99%           1.99% #
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets              0.79% #         0.93%          1.36%          0.33%         0.13%         (0.52%) #
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                       55% +           22%            36%           169%           54%             39%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                  2.23% #         2.16%          2.21%          2.20%         2.32%           2.82% #
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                                      Equity-Income Fund
                                               -------------------------------------------------------------------------------------

                                                                                            Class C
                                               -------------------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended           Year           Year           Year          Year         4/01/94*
                                               4/30/99**        Ended          Ended          Ended         Ended           to
                                             (Unaudited)      10/31/98       10/31/97       10/31/96      10/31/95**     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $17.53          $17.33          $17.27         $15.84        $14.77         $14.21
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                 0.07            0.17            0.23           0.06          0.02         (0.07)
     Net realized and unrealized
       gain/(loss) on investments and
       foreign currency                           1.35            1.46            3.56           2.69          1.84           0.74
                                               -------------------------------------------------------------------------------------
          Total from investment
            operations                            1.42            1.63            3.79           2.75          1.86           0.67
                                               -------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income       (0.17)          (0.21)          (0.06)         (0.04)           --          (0.03)
     Distributions from realized capital
       gains                                    (1.12)          (1.22)          (3.67)         (1.28)        (0.79)         (0.08)
                                               -------------------------------------------------------------------------------------
          Total distributions                   (1.29)          (1.43)          (3.73)         (1.32)        (0.79)         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $17.66          $17.53          $17.33         $17.27        $15.84         $14.77
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                     8.51% +         9.83%          26.33%         18.53%        13.58%          4.75%
====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)         $86,983         $95,986         $94,649        $83,855       $83,719        $71,219
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                                2.07% #        2.065%           1.99%          1.99%         1.99%          1.99% #
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets              0.80% #         0.93%           1.36%          0.33%         0.15%        (0.49%) #
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                       55% +           22%             36%           169%           54%            39%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                  2.23% #         2.10%           2.19%          2.20%         2.23%          2.29% #
------------------------------------------------------------------------------------------------------------------------------------


   *  Commencement of Operations
   #  Annualized
   +  Non-annualized
   ** Net investment income per share has been calculated using the average share method
   @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                     Balanced Fund
                                           -----------------------------------------------------------------------------------------
                                                                                        Class A
                                           -----------------------------------------------------------------------------------------
                                              Six
                                             Months
                                             Ended            Year           Year             Year           Year          4/01/94*
                                            4/30/99 **        Ended          Ended           Ended          Ended            to
                                           (Unaudited)      10/31/98       10/31/97        10/31/96**     10/31/95**      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $11.48          $12.58         $12.33          $12.02         $11.13          $11.06
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               0.11            0.25           0.34            0.39           0.38            0.17
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                     0.24            1.04           1.52            1.07           1.35          (0.10)
                                           -----------------------------------------------------------------------------------------
          Total from investment
            operations                          0.35            1.29           1.86            1.46           1.73            0.07
                                           -----------------------------------------------------------------------------------------
Distributions
     Dividends from net investment
       income                                 (0.23)          (0.32)         (0.45)          (0.40)         (0.32)             --
     Distributions from realized
       capital gains                          (0.84)          (2.07)         (1.16)          (0.75)         (0.52)             --
                                           -----------------------------------------------------------------------------------------
          Total distributions                 (1.07)          (2.39)         (1.61)          (1.15)         (0.84)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.76          $11.48         $12.58          $12.33         $12.02          $11.13
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                   3.12% +        12.42%         17.01%          13.10%         16.95%           0.76% @
====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)       $14,848         $14,415        $12,294         $10,873        $10,033          $7,830
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                              1.39% #         1.39%          1.34%           1.34%          1.34%           1.34% #
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets            1.92% #         2.11%          2.74%           3.32%          3.39%           2.72% #
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                    103% +          185%           211%            253%           226%            246%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                1.60% #         1.53%          1.59%           1.55%          1.69%           1.86% #
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                                     Balanced Fund
                                           -----------------------------------------------------------------------------------------
                                                                                        Class B
                                           -----------------------------------------------------------------------------------------
                                               Six
                                              Months
                                              Ended           Year           Year            Year           Year          4/01/94*
                                            4/30/99 **        Ended          Ended           Ended          Ended            to
                                           (Unaudited)      10/31/98       10/31/97**      10/31/96**     10/31/95**      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $11.40          $12.49         $12.26          $11.98         $11.12          $11.06
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               0.07            0.18           0.25            0.31           0.30            0.12
     Net realized and unrealized
       gain/(loss) on investments
       and foreign currency                     0.23            1.04           1.53            1.07           1.36          (0.06)
                                           -----------------------------------------------------------------------------------------
          Total from investment
            operations                          0.30            1.22           1.78            1.38           1.66            0.06
                                           -----------------------------------------------------------------------------------------
Distributions
     Dividends from net investment
       income                                 (0.15)          (0.24)         (0.39)          (0.35)         (0.28)             --
     Distributions from realized
       capital gains                          (0.84)          (2.07)         (1.16)          (0.75)         (0.52)             --
                                           -----------------------------------------------------------------------------------------
          Total distributions                 (0.99)          (2.31)         (1.55)          (1.10)         (0.80)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.71          $11.40         $12.49          $12.26         $11.98          $11.12
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                   2.68% +        11.71%         16.27%          12.35%         16.31%           0.67% @
====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)       $17,482         $18,929        $17,140         $16,219         $9,875          $4,760
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                              2.04% #         2.04%          1.99%           1.99%          1.99%           1.99% #
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average net assets            1.27% #         1.46%          2.09%           2.67%          2.69%           2.07% #
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                    103% +          185%           211%            253%           226%            246%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                2.25% #         2.18%          2.23%           2.20%          2.37%           2.73% #
-----------------------------------------------------------------------------------------------------------------------------------


   * Commencement of Operations
   # Annualized
   + Non-annualized
   **Net investment income per share has been calculated using the average share method
   @ Historical Total Return is the one-year performance return which includes
     Class C performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

----------------------------------------------------------------------------------------------------------------------------------

                                                                               Balanced Fund
                                            --------------------------------------------------------------------------------------
                                                                                  Class C
                                            --------------------------------------------------------------------------------------
                                                  Six
                                                 Months
                                                 Ended           Year        Year          Year           Year           Year
                                                4/30/99**       Ended        Ended         Ended         Ended           Ended
                                              (Unaudited)     10/31/98     10/31/97      10/31/96      10/31/95**      10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $11.54         $12.62      $12.35        $12.02           $11.12         $11.52
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.07           0.18        0.25          0.32             0.31           0.22
 Net realized and unrealized gain/(loss) on
 investments and foreign currency                  0.24           1.05        1.54          1.07             1.35          (0.15)
                                            --------------------------------------------------------------------------------------
     Total from investment operations              0.31           1.23        1.79          1.39             1.66           0.07
                                            --------------------------------------------------------------------------------------
Distributions
 Dividends from net investment income             (0.15)         (0.24)      (0.36)        (0.31)           (0.24)         (0.18)
 Distributions from realized capital
  gains                                           (0.84)         (2.07)      (1.16)        (0.75)           (0.52)         (0.29)
                                            --------------------------------------------------------------------------------------
     Total distributions                          (0.99)         (2.31)      (1.52)        (1.06)           (0.76)         (0.47)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.86         $11.54      $12.62        $12.35           $12.02         $11.12
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                       2.76%+        11.68%      16.21%        12.41%           16.25%          0.67%
==================================================================================================================================

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's)              $63,023        $65,049     $68,261       $72,821          $80,626        $86,902
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                                       2.04%#         2.04%       1.99%         1.99%            1.99%          1.99%#
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets                     1.27%#         1.47%       2.09%         2.67%            2.76%          1.93%#
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            103%+          185%        211%          253%             226%           246%
----------------------------------------------------------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                         2.25%#         2.18%       2.20%         2.20%            2.24%          2.22%#
----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
                                                                         Strategic Income Fund
                                           ---------------------------------------------------------------------------------------
                                                                                Class A
                                           ---------------------------------------------------------------------------------------
                                           Six Months
                                              Ended              Year       Year          Year            Year            Year
                                             4/30/99**          Ended       Ended         Ended           Ended           Ended
                                            (Unaudited)       10/31/98     10/31/97      10/31/96       10/31/95        10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $8.99          $9.76     $9.80          $9.07           $8.90           $10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.35           0.67      0.70           0.80            0.78             0.65
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                 0.11          (0.63)     0.28           0.72            0.18            (1.10)
                                           ---------------------------------------------------------------------------------------
     Total from investment operations              0.46           0.04      0.98           1.52            0.96            (0.45)
                                           ---------------------------------------------------------------------------------------
Distributions
 Dividends from net investment income             (0.35)         (0.67)    (0.84)         (0.79)          (0.79)           (0.65)
 Distributions from realized capital gains        (0.05)         (0.14)    (0.18)            --              --               --
                                           ---------------------------------------------------------------------------------------
     Total distributions                          (0.40)         (0.81)    (1.02)         (0.79)          (0.79)           (0.65)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $9.05          $8.99     $9.76          $9.80           $9.07            $8.90
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                       5.28%+         0.22%    10.57%         17.35%          11.43%           (3.79%)
==================================================================================================================================

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's)              $11,443        $15,296   $15,924        $13,382         $10,041          $15,507
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.50%#         1.50%     1.50%          1.50%           1.07%            0.41%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets                     7.76%#         7.02%     7.25%          8.28%           9.08%            8.26%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             79%+          162%      193%            68%            180%             136%
----------------------------------------------------------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                         1.65%#         1.56%     1.61%          1.65%           1.69%             .96%
----------------------------------------------------------------------------------------------------------------------------------

   *  Commencement of Operations
   #  Annualized
   +  Non-annualized
   ** Net investment income per share has been calculated using the average share method


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              Strategic Income Fund
                                         -----------------------------------------------------------------------------------------
                                                                                   Class B
                                         -----------------------------------------------------------------------------------------
                                            Six Months
                                              Ended             Year       Year        Year             Year          4/01/94*
                                             4/30/99**          Ended      Ended      Ended            Ended             to
                                            (Unaudited)       10/31/98   10/31/97    10/31/96         10/31/95        10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $8.99          $9.76     $9.80       $9.07              $8.90            $9.31
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.32           0.61      0.64        0.73               0.73             0.38
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency                             0.12          (0.63)     0.28        0.73               0.17            (0.41)
                                         -----------------------------------------------------------------------------------------
    Total from investment operations               0.44          (0.02)     0.92        1.46               0.90            (0.03)
                                         -----------------------------------------------------------------------------------------
Distributions
 Dividends from net investment income             (0.32)         (0.61)    (0.78)      (0.73)             (0.73)          (0.38)
 Distributions from realized capital gains        (0.05)         (0.14)    (0.18)         --                 --               --
                                         -----------------------------------------------------------------------------------------
    Total distributions                           (0.37)         (0.75)    (0.96)      (0.73)             (0.73)           (0.38)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $9.06          $8.99     $9.76       $9.80              $9.07            $8.90
----------------------------------------------------------------------------------------------------------------------------------

    Total Return                                   5.06%+        (0.43%)    9.86%      16.59%             10.72%           (4.18%)@
==================================================================================================================================

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's)              $27,341        $29,210   $34,590     $30,890            $20,672           $5,440
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                                       2.15%#         2.15%     2.15%       2.15%              1.95%            1.00%#
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets                     7.11%#         6.39%     6.60%       7.63%              8.10%            8.59%#
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             79%+          162%      193%         68%               180%             136%
----------------------------------------------------------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                         2.31%#         2.21%     2.23%       2.27%              2.38%            2.04%#
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
                                                                          Strategic Income Fund
                                         -----------------------------------------------------------------------------------------
                                                                                  Class C
                                         -----------------------------------------------------------------------------------------
                                            Six Months
                                               Ended           Year        Year        Year             Year          4/01/94*
                                             4/30/99**         Ended       Ended       Ended            Ended            to
                                            (Unaudited)      10/31/98    10/31/97    10/31/96         10/31/95        10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $8.99          $9.76     $9.80       $9.07              $8.90            $9.31
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.32           0.61      0.64        0.73               0.73            0.38
 Net realized and unrealized gain/(loss)
  on investments and foreign currency              0.12          (0.63)     0.28        0.73               0.17            (0.41)
                                         -----------------------------------------------------------------------------------------
   Total from investment operations                0.44          (0.02)     0.92        1.46               0.90            (0.03)
                                         -----------------------------------------------------------------------------------------
Distributions
 Dividends from net investment income             (0.32)         (0.61)    (0.78)      (0.73)             (0.73)           (0.38)
 Distributions from realized capital
  gains                                           (0.05)         (0.14)    (0.18)         --                 --               --
                                         -----------------------------------------------------------------------------------------
   Total distributions                            (0.37)         (0.75)    (0.96)      (0.73)             (0.73)           (0.38)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $9.06           $8.99    $9.76       $9.80              $9.07            $8.90
----------------------------------------------------------------------------------------------------------------------------------

   Total Return                                    5.06%+        (0.43%)    9.86%      16.59%             10.72%           (4.20%)@
==================================================================================================================================

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's)              $29,234        $33,537   $32,683       2,783            $14,273           $8,439
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                                       2.15%#         2.15%     2.15%       2.15%              1.95%            1.00%#
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets                     7.14%#         6.37%     6.60%       7.63%              8.25%            8.59%#
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             79%+          162%      193%         68%               180%             136%
----------------------------------------------------------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                         2.30%#         2.21%     2.24%       2.28%              2.37%            1.96%#
----------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Operations
   **Net investment income per share has been calculated using the average share method
   # Annualized
   @ Historical Total Return is the one-year performance return which includes
     Class A performance prior to commencement of operations.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                            Investment Quality Bond Fund
                                         -------------------------------------------------------------------------------------------
                                                                                       Class A
                                         -------------------------------------------------------------------------------------------
                                           Six Months
                                             Ended              Year        Year        Year            Year              Year
                                            4/30/99**           Ended       Ended       Ended           Ended             Ended
                                          (Unaudited)         10/31/98     10/31/97    10/31/96       10/31/95**        10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.63         $10.52    $10.34      $10.56              $9.74           $11.16
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.33           0.68      0.67        0.66               0.68             0.60
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                                (0.24)          0.10      0.18       (0.20)              0.82            (1.37)
                                              --------------------------------------------------------------------------------------
   Total from investment operations                0.09           0.78      0.85        0.46               1.50            (0.77)
                                              --------------------------------------------------------------------------------------
Distributions
 Dividends from net investment income             (0.34)         (0.67)    (0.67)      (0.68)             (0.68)           (0.56)
 Distributions from realized capital gains           --             --        --          --                 --            (0.09)
                                              --------------------------------------------------------------------------------------
   Total distributions                            (0.34)         (0.67)    (0.67)      (0.68)             (0.68)           (0.65)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.38          $10.63   $10.52      $10.34             $10.56            $9.74
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      0.80%+          7.63%     8.57%       4.52%             15.91%           (7.08%)
====================================================================================================================================
 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)                $6,515         $6,730     7,110      $9,056            $10,345          $11,150
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses to average                1.25%#         1.25%     1.25%       1.25%              1.25%            1.25%#
net assets
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets                     6.27%#         6.45%     6.54%       6.37%              6.72%            5.86%#
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            24%+           48%       65%         56%               132%             186%
------------------------------------------------------------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                         1.59%#         1.54%     1.62%       1.55%              1.73%            1.74%#
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================


                                                                       Investment Quality Bond Fund
                                        --------------------------------------------------------------------------------------------
                                                                                 Class B
                                        --------------------------------------------------------------------------------------------
                                         Six Months
                                         Ended               Year           Year              Year             Year        4/01/94*
                                         4/30/99**          Ended          Ended             Ended             Ended          to
                                        (Unaudited)         10/31/98       10/31/97          10/31/96         10/31/95      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.62            $10.52          $10.33           $10.55           $9.74       $10.21
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                0.29              0.61            0.60             0.60            0.61         0.33
 Net realized and unrealized
  gain/(loss)on investments                 (0.22)             0.10            0.20            (0.20)           0.82        (0.51)
                                           -----------------------------------------------------------------------------------------
 Total from investment operations            0.07              0.71            0.80             0.40            1.43        (0.18)

                                           -----------------------------------------------------------------------------------------
Distributions
  Dividends from net investment income       (0.31)           (0.61)          (0.61)           (0.62)          (0.62)       (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.38           $10.62          $10.52           $10.33          $10.55        $9.74
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  0.61%+           6.93%           8.05%            3.92%          15.12%       (7.34%)@
====================================================================================================================================
 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)         $4,653           $4,845          $4,613           $4,678          $3,472          $489
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average
   net assets                                 1.90%#           1.90%            1.90%           1.90%           1.90%         1.90%#
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets                5.62%#           5.81%            5.89%           5.72%           5.95%         5.70%#
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                    24%+             48%              65%             56%            132%          186%
------------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
   reimbursement by advisor                   2.24%#           2.20%            2.33%           2.27%           2.69%         4.88%#
------------------------------------------------------------------------------------------------------------------------------------


 * Commencement of Operations
** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized
 @ Historical Total Return is the one-year performance return which includes
   Class A performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                   Investment Quality Bond Fund
                                           ----------------------------------------------------------------------------------------
                                                                             Class C
                                           ----------------------------------------------------------------------------------------
                                             Six Months
                                               Ended           Year          Year        Year          Year         4/01/94*
                                              4/30/99**        Ended         Ended       Ended         Ended           to
                                             (Unaudited)      10/31/98      10/31/97    10/31/96      10/31/95      10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.62        $10.52        $10.33      $10.55          $9.74         $10.21
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.29          0.61          0.60        0.60           0.61           0.33
 Net realized and unrealized
gain/(loss)on investments                          (0.22)         0.10          0.20       (0.20)          0.82          (0.51)
                                           ----------------------------------------------------------------------------------------
          Total from investment operations          0.07          0.71          0.80        0.40           1.43          (0.18)
                                           ----------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income          (0.31)        (0.61)        (0.61)      (0.62)         (0.62)         (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.38        $10.62        $10.52      $10.33         $10.55          $9.74
-----------------------------------------------------------------------------------------------------------------------------------

Total Return                                        0.61%+        6.93%+        8.05%       3.92%         15.12%         (7.34%)@
===================================================================================================================================

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's)                $5,661        $5,532        $6,109      $7,543         $7,206         $2,406
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average
    net assets                                      1.90%#        1.90%         1.90%       1.90%          1.90%          1.90%#
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
   (loss) to average net assets                     5.62%#        5.81%         5.89%       5.72%          6.00%          5.70% #
-----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                          24%+          48%           65%         56%           132%           186%
-----------------------------------------------------------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                          2.24%#        2.20%         2.29%       2.22%          2.50%          3.05%#
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================

                                                                              National Municipal Bond Fund
                                           -----------------------------------------------------------------------------------------
                                                                                        Class A
                                           -----------------------------------------------------------------------------------------
                                              Six
                                             Months
                                              Ended           Year           Year            Year            Year           Year
                                            4/30/99 **        Ended          Ended           Ended          Ended           Ended
                                           (Unaudited)       10/31/98       10/31/97        10/31/96       10/31/95        10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.22          $10.09          $9.73           $9.62          $8.82          $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               0.18            0.47           0.48            0.48           0.51            0.51
     Net realized and unrealized
       gain/(loss)on investments               (0.13)           0.13           0.36            0.11           0.80           (1.43)
                                           -----------------------------------------------------------------------------------------
     Total from investment operations           0.05            0.60           0.84            0.59           1.31           (0.92)
                                           -----------------------------------------------------------------------------------------
Distributions
     Dividends from net investment
       income                                  (0.18)          (0.47)         (0.48)          (0.48)         (0.51)          (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.09          $10.22         $10.09           $9.73          $9.62           $8.82
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                    0.86% +         6.04%          8.85%           6.31%         15.26%          (9.24%)
====================================================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)        $5,563          $5,820         $6,347          $7,710         $7,618          $7,663
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
       net assets                               1.00% #         1.00%          0.99%           0.99%          0.80%           0.57%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
       (loss) to average  net assets            4.43% #         4.60%          4.87%           4.99%          5.55%           5.28%
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                      24% +           43%            29%             49%            44%              6%
------------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
       reimbursement by advisor                 1.41% #         1.23%          1.23%           1.25%          1.34%           1.26%
------------------------------------------------------------------------------------------------------------------------------------

 * Commencement of Operations
** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized
 @ Historical Total Return is the one-year performance return which includes
   Class A performance prior to commencement of operations.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

                                                                          National Municipal Bond Fund
                                        ------------------------------------------------------------------------------------------
                                                                                     Class B
                                        ------------------------------------------------------------------------------------------
                                              Six
                                             Months
                                             Ended            Year           Year            Year            Year        4/01/94*
                                           4/30/99 **         Ended          Ended           Ended          Ended           to
                                           (Unaudited)       10/31/98       10/31/97        10/31/96       10/31/95      10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.22          $10.09          $9.73           $9.62          $8.81         $9.30
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               0.15            0.38           0.40            0.40           0.43          0.25
     Net realized and unrealized
      gain/(loss)on investments               (0.13)            0.13           0.36            0.11           0.81        (0.49)
                                        ------------------------------------------------------------------------------------------
          Total from investment
           operations                           0.02            0.51           0.76            0.51           1.24        (0.24)
                                        ------------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income     (0.15)          (0.38)         (0.40)          (0.40)         (0.43)        (0.25)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.09          $10.22         $10.09           $9.73          $9.62         $8.81
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                   0.50%+          5.15%          7.94%           5.41%         14.42%       (9.71%)@
==================================================================================================================================

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)        $5,304          $5,273         $6,532          $6,130         $5,876        $2,036
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
      net assets                               1.85%#          1.85%          1.84%           1.84%          1.70%         1.24%#
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
      (loss) to average net assets             3.58%#          3.75%          4.02%           4.14%          4.59%         4.62%#
----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                     24%+            43%            29%             49%            44%            6%
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
      reimbursement by advisor                 2.26%#          2.08%          2.15%           2.11%          2.41%         2.81%#
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================

                                                                              National Municipal Bond Fund
                                           --------------------------------------------------------------------------------------
                                                                                        Class C
                                           --------------------------------------------------------------------------------------
                                              Six
                                             Months           Year           Year            Year            Year        4/01/94*
                                             Ended            Ended          Ended           Ended          Ended           to
                                           4/30/99 **        10/31/98       10/31/97        10/31/96       10/31/95      10/31/94
                                           (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.22          $10.09          $9.73           $9.62          $8.81         $9.30
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)               0.15            0.38           0.40            0.40           0.43          0.25
     Net realized and unrealized
      gain/(loss)on investments               (0.13)            0.13           0.36            0.11           0.81        (0.49)
                                           --------------------------------------------------------------------------------------
          Total from investment operations      0.02            0.51           0.76            0.51           1.24        (0.24)
                                           --------------------------------------------------------------------------------------
Distributions
     Dividends from net investment income     (0.15)          (0.38)         (0.40)          (0.40)         (0.43)        (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.09          $10.22         $10.09           $9.73          $9.62         $8.81
---------------------------------------------------------------------------------------------------------------------------------

Total Return                                   0.50%+          5.15%          7.94%           5.41%         14.42%       (9.71%)@
=================================================================================================================================

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)        $4,865          $5,147         $5,305          $5,693         $6,834        $1,911
---------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net
      assets                                   1.85%#          1.85%          1.84%           1.84%          1.70%         1.24%#
---------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
      (loss) to average net assets             3.58%#         3.75%          4.02%           4.14%          4.53%          4.62%#
---------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                     24%+           43%            29%             49%            44%             6%
---------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
      reimbursement by advisor                 2.26%#         2.08%          2.15%           2.25%          2.63%          2.78%#
---------------------------------------------------------------------------------------------------------------------------------

   *  Commencement of Operations
   ** Net investment income per share has been calculated using the average share method
   #  Annualized
   +  Non-annualized
   @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                           U.S. Government Securities Fund
                                                 -----------------------------------------------------------------------------------

                                                                                       Class A
                                                 -----------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended        Year         Year         Year         Year         Year
                                                      4/30/99 **    Ended        Ended        Ended        Ended        Ended
                                                     (Unaudited)   10/31/98     10/31/97     10/31/96     10/31/95     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $10.08      $9.94        $9.80        $9.98        $9.45       $10.35
------------------------------------------------------------------------------------------------------------------------------------
 Investment Operations:
      Net investment income/(loss)                          0.27       0.56         0.59         0.56         0.63         0.53
      Net realized and unrealized gain/(loss)on
        investments                                        (0.19)      0.16         0.13        (0.12)        0.57        (0.74)
                                                  ----------------------------------------------------------------------------------
           Total from investment operations                 0.08       0.72         0.72         0.44         1.20        (0.21)
                                                  ----------------------------------------------------------------------------------
 Distributions
      Dividends from net investment income                 (0.29)     (0.58)       (0.58)       (0.56)       (0.67)       (0.50)
      Distributions from realized capital gains               --         --           --           --           --        (0.19)
                                                  ----------------------------------------------------------------------------------
           Total distributions                             (0.29)     (0.58)       (0.58)       (0.62)       (0.67)       (0.69)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                            $9.87     $10.08        $9.94        $9.80        $9.98        $9.45
------------------------------------------------------------------------------------------------------------------------------------

 Total Return                                               0.78% +    7.41%        7.56%        4.64%       13.15%       (2.13%)
====================================================================================================================================

 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000's)                  $44,096    $49,624      $53,235      $72,774      $81,179     $100,622
------------------------------------------------------------------------------------------------------------------------------------
      Ratio of total expenses to average net assets         1.25% #    1.25%        1.25%        1.25%        1.25%        1.25%
------------------------------------------------------------------------------------------------------------------------------------
      Ratio of net investment income to average
         net assets                                         5.48% #    5.65%        6.20%        5.71%        6.54%        5.39%
------------------------------------------------------------------------------------------------------------------------------------
      Portfolio turnover rate                                 41% +     116%         364%         477%         469%         279%
------------------------------------------------------------------------------------------------------------------------------------
      Expense ratio before expense
         reimbursement by advisor                           1.45% #    1.40%        1.42%        1.41%        1.45%        1.47%
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
                                                                              U.S. Government Securities Fund
                                                    --------------------------------------------------------------------------------

                                                                                           Class B
                                                    --------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended            Year        Year          Year         Year       4/01/94*
                                                     4/30/99 **        Ended       Ended         Ended        Ended          to
                                                    (Unaudited)       10/31/98    10/31/97     10/31/96**    10/31/95     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.07        $9.94         $9.80       $9.98         $9.45         $9.77
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                          0.24         0.49          0.54        0.50          0.56          0.29
     Net realized and unrealized gain/(loss)on
       investments                                        (0.19)        0.15          0.11       (0.12)         0.58         (0.35)
                                                    ------------------------------------------------------------------------------
          Total from investment operations                 0.05         0.64          0.65        0.38          1.14         (0.06)
                                                    ------------------------------------------------------------------------------
Distributions
     Dividends from net investment income                 (0.26)       (0.51)        (0.51)      (0.50)        (0.61)        (0.26)
     Distributions in excess of net investment income        --           --            --       (0.06)           --            --
                                                    ------------------------------------------------------------------------------
          Total distributions                             (0.26)       (0.51)        (0.51)      (0.56)        (0.61)        (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.86       $10.07         $9.94       $9.80         $9.98         $9.45
-----------------------------------------------------------------------------------------------------------------------------------

Total Return                                               0.45%+       6.60%         6.84%       3.97%        12.45%       (2.44%)@
===================================================================================================================================

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                $13,354        $17,850       $16,659     $19,444       $13,993        $2,746
-----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets      1.90% #         1.90%         1.90%       1.90%         1.90%         1.90%#
-----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                      4.83% #         4.99%         5.55%       5.06%         5.53%         5.06%#
----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                              41% +          116%          364%        477%          469%          279%
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by advisor                                      2.10% #         2.05%         2.09%       2.06%         2.28%      3.40% #
----------------------------------------------------------------------------------------------------------------------------------

   *  Commencement of Operations
   +  Non-annualized
   #  Annualized
   ** Net investment income per share has been calculated using the average share method
   @ Historical Total Return is the one-year performance return which includes
     Class A performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              U.S. Government Securities Fund
                                                         ---------------------------------------------------------------------------

                                                                                          Class C
                                                         ---------------------------------------------------------------------------
                                                          Six Months
                                                            Ended          Year           Year         Year        Year     4/01/94*
                                                          4/30/99 **      Ended          Ended        Ended       Ended        to
                                                         (Unaudited)     10/31/98       10/31/97    10/31/96**   10/31/95   10/31/94
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                         $10.07         $9.94       $9.80        $9.98      $9.45       $9.77
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                              0.24          0.49        0.54         0.50       0.56        0.26
     Net realized and unrealized gain/(loss)on
       investments                                           (0.19)          0.15        0.11       (0.12)       0.58      (0.32)
                                                         --------------------------------------------------------------------------
          Total from investment operations                     0.05          0.64        0.65         0.38       1.14      (0.06)
                                                         --------------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.26)        (0.51)      (0.51)       (0.50)     (0.61)      (0.26)
     Distributions in excess of net investment income       -------       -------     -------       (0.06)    -------     -------
                                                         --------------------------------------------------------------------------
          Total distributions                                (0.26)        (0.51)      (0.51)       (0.56)     (0.61)      (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.86        $10.07       $9.94        $9.80      $9.98       $9.45
-----------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  0.45% +       6.60%       6.84%        3.97%     12.45%     (2.44%)@
===================================================================================================================================

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                      $12,380       $12,708      $14,716     $20,009      $20,186    $10,766
-----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.90% #       1.90%        1.90%       1.90%        1.90%      1.90% #
-----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            4.82% #       5.00%        5.55%       5.06%        5.74%      5.06% #
-----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    41% +        116%         364%        477%         469%       279%
-----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by advisor                                            2.11% #       2.05%        2.09%       2.06%        2.15%      2.44% #
-----------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================


                                                                                      Money Market Fund
                                                           -------------------------------------------------------------------------

                                                                                            Class A
                                                           -------------------------------------------------------------------------
                                                        Six Months
                                                          Ended      Year Ended  Year Ended    Year Ended    Year Ended  Year Ended
                                                        4/30/99 **    10/31/98    10/31/97      10/31/96      10/31/95    10/31/94
                                                       (Unaudited)
 -----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $1.00        $1.00       $1.00         $1.00         $1.00       $1.00
 -----------------------------------------------------------------------------------------------------------------------------------
 Investment Operations:
      Net investment income                                   0.02         0.05        0.05          0.05          0.05        0.03
 Distributions
      Dividends from net investment income                  (0.02)       (0.05)      (0.05)        (0.05)        (0.05)      (0.03)
 -----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $1.00        $1.00       $1.00         $1.00         $1.00       $1.00
 -----------------------------------------------------------------------------------------------------------------------------------

 Total Return                                                2.19% +      5.18%       5.13%         5.16%         5.60%       3.48%
 ===================================================================================================================================
 Ratios/Supplemental Data
 -----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000's)                    $10,282      $10,295     $11,057        $8,087       $11,379      $8,499
 -----------------------------------------------------------------------------------------------------------------------------------
      Ratio of total expenses to average net assets          0.50% #      0.50%       0.50%         0.50%         0.50%       0.50%
 -----------------------------------------------------------------------------------------------------------------------------------
      Ratio of net investment income to average
         net assets                                          4.39% #      5.06%       5.02%         5.02%         5.45%       3.40%
 -----------------------------------------------------------------------------------------------------------------------------------
      Expense ratio before expense
         reimbursement by advisor                            0.80% #      0.92%       0.96%         0.95%         0.96%       0.95%
 -----------------------------------------------------------------------------------------------------------------------------------

   *  Commencement of Operations
   +  Non-annualized
   #  Annualized
   ** Net investment income per share has been calculated using the average share method
   @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                 Money Market Fund
                                                  --------------------------------------------------------------------------------
                                                                                      Class B
                                                  --------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended          Year          Year          Year          Year        4/01/94*
                                                  4/30/99**        Ended         Ended         Ended         Ended         to
                                                 (Unaudited)     10/31/98      10/31/97      10/31/96      10/31/95     10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00           $1.00         $1.00         $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income                            0.02            0.05          0.05          0.05          0.05         0.02
Distributions
     Dividends from net investment income           (0.02)          (0.05)        (0.05)        (0.05)        (0.05)       (0.02)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00           $1.00         $1.00         $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                         2.19%+          5.18%         5.13%         5.16%         5.60%        3.48%@
==================================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)             $4,973           $5,919        $3,332        $3,062        $1,564         $312
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
        net assets                                  0.50%#           0.50%         0.50%         0.50%         0.50%        0.50%#
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss)
        to average net assets                       4.39%#           5.02%         5.02%         5.02%         5.52%        3.96%#
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by advisor                                  0.80%#           0.98%         1.05%         1.18%         1.41%        4.83%#
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================

                                                                                    Money Market Fund
                                                    ------------------------------------------------------------------------------
                                                                                         Class C
                                                    ------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended          Year          Year          Year          Year        4/01/94*
                                                  4/30/99**        Ended         Ended         Ended         Ended         to
                                                 (Unaudited)     10/31/98      10/31/97      10/31/96      10/31/95     10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00           $1.00         $1.00         $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income                            0.02            0.05          0.05          0.05          0.05         0.02
Distributions
     Dividends from net investment income           (0.02)          (0.05)        (0.05)        (0.05)        (0.05)       (0.02)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00           $1.00         $1.00         $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                         2.19%+          5.18%         5.13%         5.16%         5.60%        3.48%@
==================================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)              $7,776          $8,237        $7,539        $9,840        $9,394      $12,170
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
        net assets                                   0.50%#          0.50%         0.50%         0.50%         0.50%        0.50%#
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss)
        to average net assets                        4.38%#          5.05%         5.01%         5.02%         5.46%        3.96%#
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by advisor                                   0.79%#          0.94%         1.00%         0.98%         0.95%        1.18%#
----------------------------------------------------------------------------------------------------------------------------------


   *  Commencement of Operations
   ** Net investment income per share has been calculated using the average share method
   +  Non-annualized
   #  Annualized
   @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
International Small Cap Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
COMMON STOCKS - 76.26%                                 ------             -----
Agriculture - 1.81%
Nutreco Holding NV*                                     8,000          $324,104
                                                                       --------

Air Travel - 3.55%
Kobenhavns Lufthavne                                    2,275           227,979
Ryanair Holdings Plc*                                   9,100           407,225
                                                                        -------
                                                                        635,204
Automobiles & Related - 0.56%
Haldex AB                                               6,995           100,319
                                                                        -------

Broadcasting - 7.39%
Capital Radio                                          16,400           227,419
Class Editore*                                          8,400            81,639
Flextech Plc                                           26,750           385,694
Gruppo Editoriale L'Espresso SpA*                      21,975           321,519
Primacom*                                                 100             4,331
United International Holdings, Inc.*                     5050           301,738
                                                                        -------
                                                                      1,322,340
Business Services - 7.46%
Altran Technologies SA                                  2,225           528,860
BTG Plc                                                13,575            58,963
Select Appointments Holdings Plc                       23,775           302,915
Semcon AB                                              11,625           112,984
Sixt AG                                                 4,575           331,063
                                                                        -------
                                                                      1,334,785
Computer Peripherals - 6.18%
Dassault Systemes SA                                    3,725           137,059
Eidos Plc*                                             10,525           396,003
Ixos Software*                                            800           163,108
Nippon System Development                               8,000           408,642
                                                                        -------
                                                                      1,104,812
Computers & Business Equipment - 5.46%
Fuji Software ABC, Inc.                                 7,280           442,579
Misys                                                   7,385            68,668
Psion Plc                                              31,850           466,258
                                                                        -------
                                                                        977,505
Consumer Products - 1.34%
Fancl Corporation                                       1,300           185,061
Royal Canin                                              1050            54,163
                                                                         ------
                                                                        239,224
Drugs & Health Care - 2.76%
Icon Plc*                                               7,075           111,431
Ortivus AB                                              7,350            47,914
Rhon Klinikum AG                                          800            80,286
Schwarz Pharma AG*                                      4,950           254,138
                                                                        -------
                                                                        493,769
Electronics - 4.40%
Kudelski SA*                                               60           233,991
Logitech International*                                 1,100           158,616
Natsteel Electronics*                                  68,000           228,498
Singulus Technology                                     1,175           166,330
                                                                        -------
                                                                        787,435
Energy - 1.25%
Vestas Wind Systems*, 144A                              3,275           223,448
                                                                        -------

Environmental Services - 1.58%
Tomra Systems AS                                        7,125           282,792
                                                                        -------
Food & Beverages - 3.73%
Baron de Ley*                                           4,650           160,140
Chipita International*                                  6,562           140,523
Ordina Beheer NV*                                       3,000            71,941
Raision Tehtaat Oy Plc*                                32,325           295,381
                                                                        -------
                                                                        667,985
Homebuilders - 1.31%
IHC Caland NV*                                          5,175           234,529
                                                                        -------

Hotels & Restaurants - 7.75%
Grupo Posadas SA*                                     246,575           168,119
Krasnapolsky Hotels*                                      900            72,068
Pizza Express                                          39,250           577,744
Tele Pizza*                                           500,075           317,395
J.D. Wetherspoon Plc                                   52,965           251,354
                                                                        -------
                                                                      1,386,680
Household Appliances & Furnishings - 3.57%
Dorel Industries, Inc.*                                 9,675           205,696
Hunter Douglas NV*                                      6,350           244,847
Industrie Natuzzi SpA*                                  9,825           187,903
                                                                        -------
                                                                        638,446
Industrial Machinery - 0.94%
KCI Konecranes International Plc                        4,525           167,307
                                                                        -------

International Oil - 1.23%
Coflexip*                                               2,425           107,913
Stolt Comex Seaway*                                      8900           111,250
                                                                        -------
                                                                        219,163
Leisure Time - 3.31%
Cinar Films, Inc.*                                     20,250           422,719
Ducati Motor Holding*                                  15,100            44,665
KTM-Motorraholding                                      2,000           124,845
                                                                        -------
                                                                        592,229
Paper - 0.81%
Aracruz Cellulose SA                                    7,225           144,500
                                                                        -------

Publishing - 0.74%
Scoot.com*                                            187,975           133,054
                                                                        -------

Retail Trade - 4.68%
Beter Bed Holdings NV*                                  3,225            92,838
Bulgari SpA                                            50,850           306,192
Douglas Holdings AG*                                    4,350           199,897
Narvesen ASA*                                           2,300            56,834
Ryohln Keikaku Co.                                       1000           182,130
                                                                        -------
                                                                        837,891
Telecommunication Services - 4.45%
Energis Plc*                                           11,800           309,417
ESAT Telecom Group Plc*                                 3,875           189,391
Filtronic                                              16,675           230,159
Phonak*                                                    55            66,690
                                                                         ------
                                                                        795,657
TOTAL COMMON STOCKS
  (Cost $10,295,028)                                                $13,643,178
                                                                    ===========

PREFERRED STOCKS - 6.09%
Automobiles - 2.99%
Porsche AG                                                220          $534,539



The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
================================================================================

                                                       Shares             Value
                                                       ------             -----
Financial Services - 3.10%
Marschollek, Lautenschlaeger und
  Partner AG*                                             990          $554,293
                                                                       --------

TOTAL PREFERRED STOCKS
  (Cost $620,451)                                                    $1,088,832
                                                                     ----------

WARRANTS - 0.01%
Gold Peak Industries (Expires
  08/06/00; strike price HKD 5.25)*                    36,000            $1,115
                                                                         ------

TOTAL WARRANTS (Cost $0)                                                 $1,115
                                                                         ------

SHORT TERM INVESTMENTS - 17.64%
Navigator Securities Lending Trust                  2,854,376        $2,854,376
SSGA Money Market Fund                                301,274           301,274
                                                                        -------
                                                                     $3,155,650
                                                                     ----------
TOTAL INVESTMENTS (International
  Small Cap Fund) (Cost $14,071,129)                                $17,888,775
                                                                    ===========

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------
                                                      Shares              Value
                                                      ------              -----
COMMON STOCKS - 96.96%
Aerospace & Military Technology - 0.37%
British Aerospace Plc                                   7,194           $53,814
Singapore Technologies Engineering                     23,000            24,677
Thomson                                                   492            16,112
                                                                         ------
                                                                         94,604
Appliances & Household Durables - 1.79%
Electrolux AB                                           1,100            22,295
Philips Electronics                                       616            53,036
Matsushita Electric Industrial                          7,000           133,060
Pioneer Electronic Corporation                          1,000            19,009
Sanyo Electric Company Ltd.                             8,000            29,945
Sharp Corporation                                       5,000            58,617
Sony Corporation                                        1,500           140,052
                                                                        -------
                                                                        456,012
Automobiles - 4.33%
Cycle & Carriage Ltd.                                   2,000            11,908
Daimlerchrysler AG                                      2,700           266,546
Fiat SpA ITL1000 Ncvt Risp Shs                          3,436             6,153
Fiat SpA ITL1000 Ords                                  14,291            47,858
Honda Motor Company                                     4,000           176,185
Nissan Motors Company                                  11,000            42,187
Peugeot SA                                                156            25,873
Toyota Motor Corp.                                     15,000           425,808
Volkswagen AG                                             950            67,340
Volvo AB                                                1,200            31,646
                                                                         ------
                                                                      1,101,504
Banking - 16.68%
77 Bank Ltd.                                            1,000             9,002
Abbey National Plc.                                     5,272           118,735
Abn Amro Holdings NV                                    4,941           117,704
Argentaria, Caja Postal Y Banco                         2,332            54,838
Asahi Bank Ltd.                                         9,000            47,555
Banca Commerciale Italiana                              6,507            53,548
Banca Intesa SpA                                        8,812            46,917
Banca Popolare di Milano                                1,220            10,375
Banco Bilbao Vizcaya SA                                10,534           157,574
Banco Comercial Portugues SA                            1,336            37,669
Banco Espirito Santo                                      690            16,576
Banco Santander Central Hispano                         9,028           196,084
Bank Austria AG                                           861            53,400
Bank of East Asia Ltd.                                  5,400            13,133
Bank of Tokyo-Mitsubishi Ltd                           17,000           250,829
Bank of Yokohama Ltd.                                   4,000            11,221
Banque Nationale de Paris                                 611            50,636
Barclays Plc                                            5,293           168,424
Bayerische Hypo-Und Vereinsbank                         1,300            84,734
BPI-SGPS SA                                               664            17,887
Chiba Bank Ltd.                                         2,000             8,391
Credit Suisse Holding                                     780           154,650
Deutsche Bank AG                                        1,600            92,963
Dresdner Bank AG                                        1,550            66,807
Foereningssparbanken AB                                 1,000            21,927
Fuji Bank Ltd.                                         18,000           140,479
Grupo Financiero Bancomer SA                          310,200           107,764
Gunma Bank Ltd.                                         1,000             7,285
Halifax Plc                                             9,455           132,633
Hang Seng Bank Ltd.                                     6,800            80,493
HSBC Holdings Plc  HKD                                  6,081           228,911
HSBC Holdings Plc  GBP                                  2,468            94,294
Industrial Bank of Japan                               11,000            91,651
Joyo Bank Ltd.                                          2,000             7,955
Lloyds TSB Group Plc                                   18,685           301,187
Mediobanca SpA                                          2,240            28,159
Mitsubishi Trust & Banking Corp.                        4,000            43,879
National Australia Bank Ltd.                            6,740           131,219
Oversea-Chinese Banking Corp. Ltd.                      8,000            74,987
Paribas                                                   523            55,581
Sakura Bank Ltd.                                       15,000            57,905
San Paolo IMI SpA                                       4,773            71,599
Shizuoka Bank Ltd.                                      2,000            23,564
Skandinaviska Enskilda Banken                           1,700            22,164
Societe Generale                                          286            51,181
Sumitomo Bank                                          11,000           148,853
Suncorp Metway Ltd.                                     1,614             9,826
Svenska Handelsbanken                                     600            22,472
Tokai Bank Ltd                                          7,000            45,721
UBS AG                                                    600           203,710
Unicredito Italiano                                    14,803            75,062
United Overseas Bank Ltd.                               6,000            46,336
Westpac Banking Corp.                                   9,258            70,675
Wing Lung Bank Ltd.                                     1,600             6,317
                                                                          -----
                                                                      4,243,441
Beverages & Tobacco - 2.29%
Asahi Breweries Ltd.                                    3,000            39,089
Austria Tabak AG                                          169            10,355
Bass Plc                                                3,023            47,464
British American Tobacco Plc                            5,608            47,273
Coca-Cola Amatil Ltd.                                   4,789            22,729
Diageo Plc                                             12,813           147,584
Fosters Brewing Group Ltd.                              9,017            26,303
Fraser & Neave Ltd.                                     2,000             8,843
Heineken Holdings NV                                    1,071            53,742
Kirin Brewery Company Ltd.                              5,000            56,523
Moet Hennessy Louis Vuitton                               261            69,978
Oesterreichische Brau-Beteilign                            70             3,017
Pernod Ricard                                             210            14,165
Seita Soc. Nat'l. D'Exploitation                          198            11,923

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Beverages & Tobacco - continued %
Swedish Match AB                                        1,400            $4,596
Tabacalera SA                                             904            17,600
Unicer Uniao Cervejjeira SA                                94             2,135
                                                                          -----
                                                                        583,318
Broadcasting & Publishing - 1.26%
British Sky Broadcasting Group                          6,028            52,850
Canal Plus SA                                              91            25,302
Elsevier NV                                             2,074            31,002
Mediaset SpA                                            4,067            35,230
News Corp Ltd.                                          9,562            80,133
Reed International Plc                                  4,324            39,336
South China Morning Post                               10,000             6,031
Television Broadcasts Ltd.                              2,000             8,128
Wolters Kluwer NV                                       1,000            43,524
                                                                         ------
                                                                        321,537
Building Materials & Components - 1.11%
Blue Circle Industries Plc                              6,795            44,052
Boral Ltd.                                              5,593             9,142
BPB Plc                                                 3,186            16,657
Cimpor Cimentos de Portugal SA                            604            16,590
CSR Ltd.                                                5,213            13,937
Heidelberger Zement AG                                    150            10,157
Holderbank Financiere Glarus AG                            20            24,107
Italcementi Fabbriche Riunite                             535             6,189
Italcementi Fabbriche Riunite NCNV                        775             3,758
Lafarge SA                                                323            31,392
Pioneer International Ltd.                              4,710            11,501
RMC Group Plc                                           1,575            23,817
Sumitomo Forestry Co. Ltd.                              1,000             7,536
Sumitomo Osaka Cement Co. Ltd.                          4,000             8,876
Tarmac Plc                                              5,299            10,102
Toto Ltd.                                               4,000            32,892
Weinerberger Baustoffindustrie                             66            12,620
                                                                         ------
                                                                        283,325
Business & Public Services - 3.09%
Adecco SA                                                  60            30,242
Autopistas Concesionaria Espanol                        1,338            16,905
BAA Plc                                                 4,114            43,018
Brambles Industries Ltd.                                1,115            32,764
Cap Gemini Sogeti                                         216            33,018
Dai Nippon Printing Co. Ltd.                            3,000            47,530
Flughafen Wein AG                                         163             7,074
Mayne Nickless Ltd.                                     1,820             6,335
Railtrack Group Plc                                     1,864            38,922
Rentokil Initial Plc                                   10,084            59,170
Reuters Group                                           2,596            35,184
SAP AG                                                    100            32,009
SECOM Co. Ltd.                                          1,000            97,639
Securitas AB                                              800            11,853
Soc. Gen. de Aguas de Barcelona                           241            13,621
Sodexho Alliance SA                                       101            16,570
Suez Lyonnaise des Eaux                                   423            71,944
Thames Water Plc                                        1,823            25,177
Toppan Printing Co. Ltd.                                2,000            24,050
United Utilities Plc                                    2,510            28,305
Vedior NV                                                 249             5,603
Vivendi SA                                                467           109,077
                                                                        -------
                                                                        786,009

Chemicals - 3.85%
Aga AB                                                    400             5,286
Akzo Nobel NV                                           1,149            51,890
Asahi Chemical Industry Co. Ltd.                       11,000            64,018
BASF AG                                                 1,800            78,818
Bayer AG                                                2,100            89,181
BOC Group Plc                                           2,165            34,201
Cin Corporacao Industrial Norte                            34             1,063
Imperial Chemical Industries Plc                        2,729            29,633
L'Air Liquide                                             272            41,952
Lenzing AG                                                 28             1,538
Mitsubishi Chemical Corp.                              11,000            33,989
Novartis AG                                               190           278,082
Orica Ltd.                                              1,476             8,591
Rhone Poulenc SA                                        1,110            52,767
Shin-Etsu Chemical Co. Ltd.                             1,000            31,820
Showa Denko KK                                          3,000             3,693
Sumitomo Chemical Co. Ltd.                             13,000            58,022
Teijin Ltd.                                             8,000            33,629
Toray Industries, Inc.                                 11,000            58,307
Ube Industries Ltd.                                     6,000            12,209
Wesfarmers Ltd.                                           949             9,828
                                                                          -----
                                                                        978,520
Construction & Housing - 1.17%
Acs Actividades de Construccion                           310             9,307
Aoki Corporation                                        7,000             4,572
Bau Holdings AG                                            36             1,179
Bilfinger & Berger Bauaktienge                            200             4,807
Bouygues                                                   83            21,096
Daiwa House Industry Co. Ltd.                           4,000            47,731
Dragados Y Construcciones                                 296             9,881
Drott AB                                                  300             2,489
Engil SGPS                                                 96               532
Fomento de Construcciones Y Contra                        236            14,410
Hazama Corporation                                      4,000             3,350
Hochtief AG                                               350            13,496
Impregilo SpA                                           1,437             1,233
Kajima Corporation                                      8,000            24,117
Kumagai Gumi Co. Ltd.                                  13,000            15,023
Leighton Holdings Ltd.                                  1,393             5,254
Penta-Ocean Construction Co. Ltd.                       4,000             7,603
Sekisui House Ltd.                                      4,000            44,783
Shimizu Corporation                                     6,000            23,514
Sirti SpA                                                 626             3,578
Skanska/Frueher AB                                        400            15,859
Taisei Corporation                                      8,000            17,953
Taylor Woodrow Plc                                      2,018             6,330
                                                                          -----
                                                                        298,096
Data Processing & Reproduction - 1.16%
Canon, Inc.                                             4,000            97,806
Fujitsu Ltd.                                            9,000           154,120
Getronics NV                                              148             6,074
OCE NV                                                    313             9,192
Olivetti & Co. SpA*                                     6,651            23,186
Wm-Data Nordik AB                                         100             3,674
                                                                          -----
                                                                        294,053
Electrical & Electronics - 3.01%
ABB AB  Ser A                                           2,100            29,246
ABB AB  Ser B                                             800            11,141
Alcatel                                                   571            70,092
Dassault Systemes SA                                      341            12,547

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued

(showing percentage of total value of investments)
--------------------------------------------------------------------------------


                                                       Shares             Value
                                                       ------             -----
Electrical & Electronics - continued
L M Ericsson Telefon AB                                 2,700           $70,884
General Electric Plc                                   10,330           109,346
Hitachi Ltd.                                           19,000           138,737
Johnson Electric Holdings Ltd.                          2,500             7,467
Legrand SA                                                 85            20,293
Misys Plc                                               1,038             9,652
Mitsubishi Electric Corp.                              10,000            34,919
NEC Corporation                                         7,000            83,587
Sagem SA                                                    9             5,039
Schneider SA                                              513            33,464
Siemens AG                                              1,750           129,409
                                                                        -------
                                                                        765,824
Electronic Components & Instruments - 1.38%
Creative Technology Ltd.                                  750             9,418
Fanuc Ltd.                                              1,300            56,607
Kyocera Corporation                                     1,100            65,307
Murata Manufacturing Co. Ltd.                           3,000           171,579
Taiyo Yuden Co. Ltd.                                    2,000            26,629
Venture Manufacturing, Singapore                        2,000            10,965
Yokogawa Electric Corp.                                 2,000            10,819
                                                                         ------
                                                                        351,324
Energy Sources - 6.75%
BP Amoco Plc                                           30,713           583,014
Broken Hill Proprietary Co. Ltd.                        8,129            91,901
Burmah Castrol Plc                                      1,274            21,520
Elf Aquitaine SA                                          825           128,115
Ente Nazionale Idrocarburi SpA                         27,601           181,652
Japan Energy Corp.                                      8,000            10,451
Nippon Mitsubishi Oil Corp.                            12,000            53,559
OMV AG                                                    205            19,815
Repsol SA                                               4,899            79,700
Royal Dutch Petroleum Co. NV                            7,418           431,784
Santos Ltd.                                             3,076            10,585
Total SA                                                  768           105,146
                                                                        -------
                                                                      1,717,243
Financial Services - 1.79%
Acom Co. Ltd.                                             600            44,967
AMP Limited                                             4,780            55,830
Credit Saison Co. Ltd.                                    700            14,302
Daiwa Securities Group, Inc.                            5,000            30,564
ING Groep NV                                            3,177           195,665
Nomura Securities Co. Ltd.                              7,000            75,498
Orix Corporation                                          200            16,094
Schroder Plc                                              400             9,556
St. James Place Capital                                 3,056            13,569
                                                                         ------
                                                                        456,047
Food & Household Products - 3.13%
Ajinomoto Co., Inc.                                     4,000            46,257
Associated British Foods Plc                            2,627            18,975
Azucarera Ebro Agricolas                                  165             2,913
Cadbury Schweppes Plc                                   3,824            50,997
Eridania Beghin-Say SA                                    128            17,754
Goodman Fielder Wattie Ltd.                             6,054             5,849
Groupe Danone                                             186            49,712
Jeronimo Martins Sgps. SA                                 565            18,592
KAO Corporation                                         2,000            50,745
Nestle SA                                                 120           222,036
Nippon Meat Packers, Inc.                               2,000            26,846
Parmalat Finanziaria SpA                                6,071             8,786
Tate & Lyle Plc                                         2,741            18,850
Unilever NV                                             2,251           154,092
Unilever Plc                                           11,655           103,590
                                                                        -------
                                                                        795,996
Forest Products & Paper - 0.39%
Amcor Ltd.                                              3,318            17,871
Arjo Wiggins Appleton Plc                               3,674            11,230
Buhrmann NV                                               306             5,609
Cartiere Burgo SpA                                        298             2,125
Investimentos Participacoes                               119               972
Oji Paper Co. Ltd.                                      5,000            29,936
Portucel Industrial SA                                    660             3,737
Reno de Medici SpA                                        418             1,020
Rexam Plc                                               2,449             9,554
Svenska Cellulosa AB                                      700            17,880
                                                                         ------
                                                                         99,932
Gold Mines - 0.03%
Normandy Mining Ltd.                                    9,863             8,550
                                                                          -----

Health & Personal Care - 6.41%
Astrazeneca Plc                                         3,302           129,399
Chugai Pharmaceutical Co. Ltd.                          2,000            23,782
Cie Generale de Optique Essilor                            40            13,184
CSL Ltd.                                                  541             4,296
Faulding & Co. Ltd.                                       625             3,516
Glaxo Wellcome Plc 25p Ords                            11,015           326,399
Kyowa Hakko Kogyo Company                               4,000            23,145
L'Oreal                                                   195           124,835
Merck KGAA                                                700            23,663
Roche Holding AG CHF100 Ords                                5            88,123
Roche Holding CHF Genusschein NPV                          21           246,929
Sankyo Co. Ltd.                                         2,000            41,953
Sanofi SA                                                 321            50,289
Schering AG                                               250            28,853
Shiseido Co. Ltd.                                       1,000            15,743
Smithkline Beecham Plc                                 19,071           252,186
Taisho Pharmaceutical Co. Ltd.                          2,000            61,464
Takeda Chemical Industries Ltd.                         4,000           173,840
                                                                        -------
                                                                      1,631,598
Industrial Components - 1.44%
BICC Plc                                                2,652             4,480
Bridgestone Corporation                                 4,000           107,185
Continental AG                                            350             8,689
Denso Corporation                                       1,000            20,306
Fag Kugelfischer Georg Schaefer                           500             4,859
Furukawa Electric Co. Ltd.                              4,000            17,485
Magnetti Marelli SpA                                    1,635             2,314
Michelin                                                  637            28,902
NGK Insulators Ltd.                                     4,000            48,736
Pirelli SpA                                             7,673            23,426
SKF AB                                                    300             5,156
Sumitomo Electric Industries                            6,000            72,601
Valeo SA                                                  265            22,396
                                                                         ------
                                                                        366,534
Insurance - 5.97%
Aegon NV                                                1,920           184,067
Allianz AG                                                800           254,804
Allied Zurich Plc                                       5,608            74,338
Amb Aachener Und Muenchener Bete                          100            10,670
Assicurazione Generali SpA                              3,426           133,369

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


                                                       Shares             Value
                                                       ------             -----
Insurance - continued
Axa Colonia Konzern AG                                    100            $9,508
Axa                                                       979           126,381
CGU Plc                                                 3,561            55,625
Cie De Seguros Tranquilidad SA                             65             1,665
Corporacion Mapfre Cia International                      372             7,561
Generali Holding, Vienna                                   54            11,038
Gio Australia Holdings Ltd.                             3,378            10,037
Istituto Nazionale delle Assicuratrice                 13,699            36,179
Legal & General Group Plc                              19,432            55,409
Muenchener Rueckversicherungs                             450            90,322
Prudential Corporation Plc                              7,131           101,409
QBE Insurance Group Ltd.                                2,017             9,023
Riunione Adriatica de Sicurta                           1,674            17,596
Royal & Sun Alliance Insurance                          4,607            39,836
Sai Sta Assicuratrice Industrial                          477             5,870
Skandia Forsakring AB                                   1,500            28,980
Swiss Ruckversicher                                        45            98,453
Tokio Marine & Fire Insurance Co.                       5,000            58,240
Unione Immobiliare SpA                                 15,287             8,753
Zurich Allied AG                                          140            90,201
                                                                         ------
                                                                      1,519,332
Leisure & Tourism - 0.85%
Accor SA                                                  112            29,520
Compass Group Plc                                       2,599            26,758
Granada Group Plc                                       3,365            71,780
Hongkong & Shanghai Hotels Ltd.                         4,500             3,977
Hotel Properties Ltd.                                   3,000             2,317
Ladbroke Group Plc                                      5,700            27,394
Overseas Union Enterprise Ltd.                          1,000             2,240
Rank Group Plc                                          3,296            13,706
Shangri-La Asia Ltd.                                   10,000            11,869
Sol Melia SA                                              165             6,150
Tabcorp Holdings Ltd.                                   1,662            13,517
Telepizza SA                                            1,144             7,251
                                                                          -----
                                                                        216,480
Machinery & Engineering - 1.76%
Atlas Copco AB  Ser A                                     400            10,762
Atlas Copco AB  Ser B                                     100             2,631
BWT (Benckiser) AG                                         13             2,578
Daikin Industries Ltd.                                  2,000            20,868
Deutz AG *                                                200             1,542
Ebara Corporation                                       2,000            24,301
GKN Plc                                                 3,056            52,161
Komatsu Ltd.                                            5,000            29,769
Kubota Ltd.                                             8,000            22,710
Linde AG                                                   50            30,900
Mannesmann AG                                             750            98,721
Mitsubishi Heavy Industries Ltd.                       15,000            65,693
Mitsui Engineering & Shipbuilding Co.                   8,000             9,714
Sembcorp Industries Ltd.                               12,000            14,927
SMC Corporation                                           400            36,878
Stork NV                                                  162             3,457
Sulzer AG                                                  10             6,351
Va Technolocies AG                                        115            10,934
Zardoya Otis SA                                           124             3,196
                                                                          -----
                                                                        448,091
Merchandising 3.63%
Ahold NV                                                2,014            74,785
Boots Company Plc                                       3,695            49,039
Carrefour                                                 114            90,322
Casino Guichard Perrachon                                 227           $22,350
Coles Myer Ltd.                                         5,572            29,605
Daiei, Inc.                                             5,000            15,785
Great Universal Stores Plc                              3,813            43,797
Hennes & Mauritz AB                                       500            43,084
Ito-Yokado Company Ltd.                                 2,000           122,760
Jusco Company Ltd.                                      1,000            19,930
Karstadt AG                                                50            22,475
Kingfisher Plc                                          5,615            83,825
Marks & Spencer Plc                                    10,297            70,607
Marui Company Ltd.                                      1,000            16,589
Mitsukoshi Ltd.                                         2,000             5,761
Mycal Corporation                                       1,000             6,197
Pinault-Printemps Redoute                                 350            58,049
Promodes                                                   56            35,495
Rinascente Per L'Esercizio                                737             6,267
Safeway Plc                                             3,959            16,495
J. Sainsbury Plc                                        6,861            43,570
Tesco Plc                                               7,658            22,760
Valora Holding AG                                          20             4,667
Woolworths Ltd.                                         5,787            18,382
                                                                         ------
                                                                        922,595
Metals - Non-Ferrous - 0.64%
Mitsubishi Materials Corporation                        8,000            19,226
Nippon Light Metal Company Ltd.                         4,000             6,063
North Ltd.                                              3,459             7,325
Pechiney SA                                               266            11,240
Rio Tinto Plc                                           4,070            71,039
Straits Trading Company Ltd.                            2,000             2,370
Sumitomo Metal Mining Company Ltd.                      1,000             4,539
WMC Ltd.                                                9,182            39,678
                                                                         ------
                                                                        161,479
Metals - Steel - 0.90%
Acerinox SA                                               381            11,499
Boehler-Uddeholm                                           85             4,996
British Steel Plc                                      10,171            24,093
Kawasaki Steel Corporation                              6,000            11,506
Natsteel Ltd.                                           3,000             4,528
Nippon Steel Corporation                               38,000            85,279
NKK Corporation                                        20,000            15,910
Sandvik AB  Ser A                                         600            13,512
Sandvik AB  Ser B                                         300             6,774
SSAB Swedish Steel                                        200             2,548
Sumitomo Metal Industries Ltd.                         15,000            19,972
Thyssen Krupp AG                                          700            15,307
Usinor                                                    854            13,208
                                                                         ------
                                                                        229,131
Misc Materials & Commodities - 0.52%
Asahi Glass Company Ltd.                                5,000            38,268
Caradon Plc                                             3,813             9,692
Cie de Saint Gobain                                       295            50,641
Corticeira Amorim Socdad Gestora                          158             1,781
Mayr-Melnhof Karton AG                                     92             4,469
Pilkington Plc                                          6,448             8,454
Rhi AG                                                    108             3,296
Rio Tinto Ltd.                                            927            15,612
                                                                         ------
                                                                        132,213
Multi-Industry - 1.92%
Agiv AG                                                   150             3,272
Alusuisse Lonza Group AG                                   20            23,923

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Multi-Industry - continued
Corporacion Financiera Alba SA                             74           $11,339
Hanson Plc                                              2,662            26,465
Howard Smith Ltd.                                       1,007             8,567
Hutchison Whampoa Ltd.                                 14,000           125,532
Invensys Plc                                           12,094            61,480
Keppel Corporation Ltd.                                 7,000            19,973
Lagardere Groupe SCA                                      424            16,788
Lonmin Plc                                                992             8,338
Montedison SpA ITL1000 NCVT                             4,490             3,391
Montedison SpA ITL1000 Ords                            13,590            13,036
Pacific Dunlop Ltd.                                     5,473             9,598
Preussag AG                                               500            26,304
SNIA SpA                                                3,118             4,019
Sonae Investimentos SA                                    332            11,851
Southcorp Ltd.                                          3,201            13,133
Swire Pacific Ltd.                                      5,500            30,867
T.I. Group Plc                                          2,341            19,583
Viag AG                                                   100            50,813
                                                                         ------
                                                                        488,272
Real Estate - 1.89%
British Land Company Plc                                  867             7,950
Cheung Kong Holdings Ltd.                               9,000            81,860
City Developments Ltd.                                  7,000            46,631
First Capital Corporation Ltd.                          3,000             3,979
General Property Trust Units                            6,762            12,055
Great Portland Estates Plc                              2,037             6,947
Hang Lung Development Co. Ltd.                          5,000             6,451
Hopewell Holdings Ltd.                                  5,000             2,742
Hysan Development Co. Ltd.                              2,000             3,083
Land Securities Plc                                     1,402            18,393
Lend Lease Corp. Ltd.                                   2,695            36,334
MEPC Plc                                                1,471            10,838
Metrovacesa SA                                            229             4,996
Mitsubishi Estate Company Ltd.                          4,000            40,898
Mitsui Fudosan Company Ltd.                             2,000            18,422
New World Development Co. Ltd.                          9,000            22,294
Parkway Holdings Ltd.                                   3,000             7,286
Schroders Property Funds                                2,001             3,271
Sino Land Company Ltd.                                 10,000             5,773
Slough Estates                                          1,313             7,129
Stockland Trust Group                                   1,603             3,925
Sun Hung Kai Properties Ltd.                            9,000            78,958
United Industrial Corp. Ltd.                           11,000             6,939
United Overseas Land Ltd.                               5,000             4,775
Vallehermoso SA                                           772             7,666
Westfield Trust                                         6,540            14,585
Wharf Holdings Ltd.                                     7,000            17,159
                                                                         ------
                                                                        481,338
Recreation - Other Consumer Goods - 0.74%
Adidas SAlomon AG                                         150            14,768
Casio Computer Company Ltd.                             2,000            13,901
EMI Group Plc                                           2,650            22,541
Fuji Photo Film Company Ltd.                            2,000            75,532
Sega Enterprises Ltd.                                     700            12,456
Shimano, Inc.                                           1,000            25,456
Ste. BIC                                                  182            10,209
The Swatch Group AG                                        20            14,262
                                                                         ------
                                                                        189,126

Telecommunications - 8.78%
British Telecommunications Plc                         13,535           226,012
Cable & Wireless Plc                                    5,330            76,355
Deutsche Telekom AG                                     4,300           169,436
France Telecom SA                                       2,951           238,328
Hong Kong Telecommunications Ltd.                      41,600           111,903
KPN NV                                                  1,043            43,522
Netcom AB                                                 200             6,424
Nippon Telegraph & Telephone                               48           522,526
Portugal Telecom SA                                       919            38,299
Singapore Telecommunications Ltd.                      50,000            92,554
Swisscom AG                                               130            47,716
Telecom Italia Mobile SpA ITL50 Risp                    3,623            12,133
Telecom Italia Mobile SpA ITL50                        14,748            87,870
Telecom Italia SpA ITL1000 Ords                         8,319            88,497
Telecom Italia SpA ITL1000 Risp                         2,209            11,878
Telefonica SA                                           3,457           161,965
Telstra Corporation Ltd.                               24,619           133,591
TNT Post Groep NV                                       1,674            45,095
Vodafone Group Plc                                      6,478           119,322
                                                                        -------
                                                                      2,233,426
Textiles & Apparel - 0.08%
Benetton Group SpA                                      5,870            10,542
Toyobo Company Ltd.                                     6,000             9,546
                                                                          -----
                                                                         20,088
Transportation - Airlines - 0.85%
Alitalia Linee Aeree Italiane                           4,689            14,514
Austrian Airlines                                         166             5,312
British Airways Plc                                     4,045            32,064
Cathay Pacific Airways Ltd.                            11,000            17,669
Deutsche Lufthansa AG                                   1,150            26,605
Japan Airlines Company Ltd.                            11,000            34,634
KLM Royal Dutch Air                                       292             8,853
Sairgroup                                                  50            11,437
Singapore Airlines Ltd.                                 7,000            64,375
                                                                         ------
                                                                        215,464
Transportation - Road & Rail - 1.16%
ABB AG                                                     30            43,750
Brisa Auto-Estradas de Portugal                           431            18,258
Comfort Group Ltd.                                      4,000             1,627
East Japan Railway Company                                 19           112,167
Hankyu Corp.                                            2,000             8,407
Kinki Nippon Railway Company Ltd.                       6,000            30,296
Nippon Express Company Ltd.                             4,000            26,126
Odakyu Electric Railway Co. Ltd.                        5,000            18,004
Tobu Railway Company Ltd.                               6,000            18,339
Tokyu Corporation                                       7,000            19,285
                                                                         ------
                                                                        296,260
Transportation - Shipping - 0.29%
Nedlloyd NV                                                89             2,294
Nippon Yusen                                            8,000            31,151
Peninsular & Orient Steam Navigation                    2,791            40,589
                                                                         ------
                                                                         74,033
Utilities - Electrical & Gas - 4.47%
Australian Gas Light Company                            1,895            13,418
BG Plc                                                 14,630            82,373
Centrica Plc                                           16,505            33,455
CLP Holdings Ltd.                                       9,000            48,303
Edison SpA                                              2,332            20,694
Electricidade de Portugal                               4,211            79,183



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Utilities - Electrical & Gas - continued
Endesa SA                                               4,797          $106,621
Gas Natural Sdg SA                                        753            60,734
Hongkong & China Gas Company Ltd.                      17,700            24,891
Iberdrola SA                                            4,540            63,548
Italgas Sta Italiana Per Il Gas                         1,573             6,996
Kansai Electric Power Co., Inc.                         5,300           104,517
National Power Plc                                      4,777            38,501
Oesterreichische Elektrizitaets                           235            36,742
Osaka Gas Company Ltd.                                 11,000            37,766
RWE AG                                                  1,350            61,752
Scottish & Southern Energy Plc                          2,278            21,401
Scottish Power Plc                                      4,702            38,728
Tohoku Electric Power Co., Inc.                         1,300            19,649
Tokyo Electric Power Co., Inc.                          5,200           111,037
Tokyo Gas Company Ltd.                                  8,000            21,102
Union Electrica Fenosa                                  1,504            20,003
Veba AG                                                 1,550            84,982
                                                                         ------
                                                                      1,136,397
Wholesale & International Trade - 1.06%
Hagemeyer NV                                              284             9,601
Marubeni Corporation                                    7,000            16,178
Metro AG                                                1,000            72,258
Mitsubishi Corporation                                  6,000            39,692
Mitsui & Company                                       10,000            73,271
Sumitomo Corporation                                    8,000            59,086
                                                                         ------
                                                                        270,085
TOTAL COMMON STOCKS
 (Cost $23,207,546)                                                 $24,667,274
                                                                    -----------

PREFERRED STOCKS - 0.49%
Automobiles - 0.08%
Fiat SpA                                                4,422            $7,614
Volkswagen AG                                             300            12,598
                                                                         ------
                                                                         20,212
                                                                         ------
Broadcasting & Publishing - 0.26%
News Corporation                                        8,449            66,042
                                                                         ------

Business & Public Services - 0.15%
SAP AG                                                    100            37,502
                                                                         ------

TOTAL PREFERRED STOCKS                                                 $123,757
 (Cost $100,571)                                                       --------

                                                    Principal             Value
                                                    ---------             -----
CONVERTIBLE BONDS - 2.28%
Compass Group
  5.75% due 10/05/07                                  $85,000          $226,304
Finlayson Global, 144A,
  Zero Coupon due 02/19/04                            260,000           352,943
                                                                        -------

TOTAL CONVERTIBLE BONDS                                                $579,247
 (Cost $510,957)                                                       ========

                                                       Shares             Value
                                                       ------             -----
RIGHTS & WARRANTS - 0.02%
AGA B Shares, Exp. 06/02/99                               400                $0
Telefonica SA, Exp. 05/02/99                            5,257             4,887
                                                                          -----

TOTAL RIGHTS & WARRANTS                                                  $4,887
 (Cost $0)                                                               ======

SHORT TERM INVESTMENTS - 0.26%
Navigator Securities Lending Trust                     65,020           $65,020
SSGA Money Market Fund                                  1,000             1,000
                                                                          -----
                                                                         66,020
                                                                         ------

TOTAL INVESTMENTS (International Equity Fund)                       $25,441,185
 (Cost $23,885,094)                                                 ===========

--------------------------------------------------------------------------------
Global Equity Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 89.44%
Aerospace & Military Technology- 1.04%
B.F. Goodrich Co.                                      31,100        $1,236,225
                                                                     ----------
Banking - 7.05%
ABN AMRO Holdings NV                                   62,500         1,488,864
Bank of Ireland                                        74,357         1,486,852
Bank One Corp.                                         28,058         1,655,422
Chase Manhattan Corp.                                  13,600         1,125,400
Mellon Bank Corp.                                      18,500         1,374,781
Nordbanken Holding AB                                 198,150         1,244,749
                                                                      ---------
                                                                      8,376,068
Beverages & Tobacco - 5.13%
Allied Domecq Plc                                     130,800         1,018,423
Imperial Tobacco, Ltd.                                 77,500           766,747
Pernod-Ricard                                           9,370           632,017
Philip Morris Companies, Inc.                         104,900         3,678,056
                                                                      ---------
                                                                      6,095,243
Broadcasting & Publishing - 2.89%
Houghton Mifflin Co.                                   45,200         2,017,050
Mediaset                                              163,000         1,411,984
                                                                      ---------
                                                                      3,429,034
Chemicals - 4.38%
BASF AG                                                51,470         2,253,757
Bayer AG                                               39,600         1,681,705
Potash Corporation of
   Saskatchewan, Inc.                                  20,810         1,267,353
                                                                      ---------
                                                                      5,202,815
Construction Materials - 4.84%
Blue Circle Industries Plc                            113,250           734,207
Cimpor-Cimentos de Portugal SA                         30,650           841,845
CSR, Ltd.                                             344,000           919,673
Holderbank Financier Glarus AG                          1,235         1,488,605
Wolseley Plc                                          196,500         1,759,940
                                                                      ---------
                                                                      5,744,270
Data Processing & Reproduction - 1.13%
Data General Corp.*                                   109,500         1,279,781
NCR Corp.*                                              1,512            61,992
                                                                         ------
                                                                      1,341,773
Electric Utilities - 4.32%
Iberdrola SA                                          102,400         1,433,324
Unicom Corp.                                           53,650         2,082,291
Veba AG                                                29,400         1,611,919
                                                                      ---------
                                                                      5,127,534
Electrical & Electronics - 2.22%
GenRad, Inc.*                                          67,900         1,256,150
Intelidata Technologies Corp.*                        119,200           610,900
Hitachi, Ltd                                          105,000           766,706
                                                                        -------
                                                                      2,633,756

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Energy Equipment & Services - 0.76%
Noble Drilling Corp.*                                  46,110          $904,909
                                                                       --------

Energy Sources - 3.84%
Burmah Castrol Plc                                     92,585         1,563,885
Elf Aquitaine                                          15,090         2,343,338
Ocean Energy, Inc.*                                    70,115           652,946
                                                                        -------
                                                                      4,560,169
Engineering & Business Services - 1.32%
Invensys Plc                                          100,053           508,619
WPP Group Plc                                         118,900         1,053,922
                                                                      ---------
                                                                      1,562,541
Financial Services - 4.74%
Enhance Financial Services Group, Inc.                 60,600         1,253,662
Finova Group, Inc.                                     31,005         1,497,929
Int. Nederlanden Groep NV                              28,078         1,729,271
UST Corp.                                              47,200         1,141,650
                                                                      ---------
                                                                      5,622,512
Food & Household Products - 11.02%
Benckiser Cl. B                                        14,900           821,647
Bongrain SA                                             2,850         1,102,232
Danisco                                                12,400           579,884
Group Danone                                            8,190         2,188,935
IBP, Inc.                                              25,450           515,363
KAO Corp.                                              94,000         2,385,028
Nestle SA                                               1,600         2,960,477
Reckitt & Colman Plc                                  213,215         2,531,332
                                                                      ---------
                                                                     13,084,898
Forest Products - 1.59%
Boise Cascade Corp.                                    33,800         1,360,450
Georgia Pacific Corp.                                   5,650           522,625
                                                                        -------
                                                                      1,883,075
Health & Personal Care - 1.00%
Daiichi Pharmaceutical Co.                              1,000            16,245
Rhone-Poulenc SA                                       24,700         1,174,189
                                                                      ---------
                                                                      1,190,434
Home Builders - 0.95%
Green Property Co.                                    176,000         1,134,151
                                                                      ---------

Household Appliances  & Furnishing - 2.11%
Matsushita Electric Ind. Co., Ltd.                     72,000         1,368,615
Philips Electronics NV                                 13,250         1,140,780
                                                                      ---------
                                                                      2,509,395
Industrial Components - 0.47%
Michelin                                               12,240           555,358
                                                                        -------

Insurance - 5.98%
MBIA, Inc.                                             35,520         2,388,720
Royal Sun Alliance Insurance
  Insurance Group Plc                                 195,952         1,694,350
SCOR                                                   25,350         1,264,004
Sumitomo Marine & Fire                                 99,000           671,496
Terra Nova (Bermuda) Holdings, Ltd.                    48,100         1,079,244
                                                                      ---------
                                                                      7,097,814
Motor Vehicle Parts - 1.54%
Borg-Warner Automotive, Inc.                           32,200         1,827,350
                                                                      ---------

Motor Vehicles - 0.93%
Volkswagen AG                                          15,630         1,107,924
                                                                      ---------

Multi Industry - 3.45%
Cie Financiere Richemont                                1,900         3,230,386
Tenneco, Inc.                                          32,000           864,000
                                                                        -------
                                                                      4,094,386
Non-Ferrous Metals - 0.51%
Alcoa, Inc.                                             9,700           603,825
                                                                        -------

Merchandising - 4.59%
Albertsons, Inc.                                       23,800         1,225,700
American Stores Co.                                    54,300         1,713,844
BJ's Wholesale Club, Inc.*                             67,000         1,779,688
Delhaize Freres SA                                      8,400           734,747
                                                                        -------
                                                                      5,453,979
Recreation & Other Consumer Goods - 2.34%
Fuji Photo Film Co.                                    43,000         1,623,932
Tupperware Corp.                                       48,900         1,158,319
                                                                      ---------
                                                                      2,782,251
Telecommunication Services - 9.30%
BCT Telus Communications Ord                           47,249         1,176,283
BCT Telus Communications NV                            15,749           387,757
Comsat Corp.                                           71,670         2,329,275
Nippon Telephone & Telegraph                              258         2,808,575
Swisscom AG                                             1,380           506,522
Telecom Italia SpA                                    358,600         1,928,220
Telefonica SA*                                         40,800         1,911,535
                                                                      ---------
                                                                     11,048,167
TOTAL COMMON STOCKS
  (Cost $85,781,967)                                               $106,209,856
                                                                   ------------

RIGHTS & WARRANTS - 0.03%
Telecommunication Services
Telefonica SA (rts.) exp. 5/20/99                      40,800           $37,929

TOTAL RIGHTS & WARRANTS  (Cost $0)                                      $37,929
                                                                        -------

SHORT TERM INVESTMENTS - 10.53%
Navigator Securities Lending Trust                 12,498,705       $12,498,705
SSGA Money Market Fund                                  1,000             1,000
                                                                          -----
                                                                    $12,499,705
                                                                    -----------
TOTAL INVESTMENTS
 (Global Equity Fund) (Cost $98,281,672)                           $118,747,490
                                                                   ============

--------------------------------------------------------------------------------
Emerging Growth
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 98.00%
Aerospace & Defense - 1.24%
Tristar Aerospace Co.*                                  1,100           $11,688
                                                                        -------

Business Services - 13.31%
Acxiom Corp.*                                             440            11,110
FYI, Inc.*                                                500            15,500
Getty Images, Inc.*                                       600            15,600
INSpire Insurance Solutions, Inc.*                       1200            26,100
Iron Mountain, Inc.*                                      450            12,516
Jones Lang Lasalle, Inc.*                                 300             8,006
Kroll-O'Gara Co.*                                         500            11,969
Lason Holdings, Inc.*                                     200             7,913
NOVA Corporation*                                         214             5,564
QRS Corp.*                                                200            11,000
                                                                         ------
                                                                        125,278

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Communications & Media - 11.19%
Digital River, Inc.*                                      200            $7,725
Entercom Communications Corp.*                            200             7,425
Granite Broadcasting Corp.*                               700             5,294
Heftel Broadcasting Corp.*                                200            10,875
Infoseek Corp.*                                           100             5,106
InfoSpace.com, Inc.                                       100            14,331
Metro Networks, Inc.*                                     200             9,000
Network Event Theater, Inc.*                              700            10,281
Outdoor Systems, Inc.*                                    300             7,556
Playboy Enterprises, Inc.*                                400            12,875
VerticalNet, Inc.*                                        100            11,350
Xoom.com, Inc.*                                            50             3,500
                                                                          -----
                                                                        105,318
Computers - 10.65%
Adaptec, Inc.*                                            500            12,031
Business Objects SA                                       500            11,719
Emulex Corp.*                                             300            13,237
Legato Systems, Inc.*                                     200             8,087
Mercury Interactive Corp.                                 300             8,456
National Instruments Corp.*                               300            10,200
Radiant Systems, Inc.*                                  1,300            14,788
Remedy Corp.*                                             500             8,750
Transaction Systems Architects, Inc.*                     400            12,975
                                                                         ------
                                                                        100,243
Consumer Non-Durables - 1.04%
Central Garden & Pet Co. *                                700             9,800
                                                                          -----

Consumer Services - 3.39%
DeVry, Inc.*                                              500            13,187
ITT Eucational Services, Inc.                             200             4,912
Strayer Education, Inc.*                                  400            13,850
                                                                         ------
                                                                         31,949
Drugs & Health Care - 12.17%
Accredo Health, Inc.*                                     500            11,063
Alkermes, Inc.*                                           400            10,700
Advanced Paradigm, Inc.*                                  300            15,750
ChiRex, Inc.*                                             500            13,000
Hanger Orthopedic Group, Inc.*                            800            11,700
Mid Atlantic Medical Services, Inc.*                      600             5,475
Minimed, Inc.*                                            200            12,500
Renal Care Group, Inc.*                                   400             8,350
Serologicals Corp.*                                       700             5,250
Sunrise Assisted Living, Inc.*                            200             8,000
VWR Scientific Products Corp.*                            500            12,812
                                                                         ------
                                                                        114,600
Electronics - 12.36%
ATMI, Inc.*                                               500            11,500
Avant! Corp.*                                             500             6,750
Burr-Brown Corp.*                                         500            13,250
Cerprobe Corp.*                                           500             5,625
DII Group, Inc.*                                          300             9,300
Etec Systems, Inc.*                                       400            12,350
Novellus Systems, Inc.*                                   400            18,900
Photronics, Inc.*                                         600            14,363
Uniphase Corp.*                                           200            24,275
                                                                         ------
                                                                        116,313
Energy - 1.08%
Stone Energy Corp.*                                       300            10,181
                                                                         ------

Environment Services - 1.33%
Casella Waste Systems, Inc.*                              500           $12,500
                                                                        -------

Financial Services - 0.88%
Enhance Financial Services Group, Inc.                    400             8,275
                                                                          -----

Food & Beverages - 1.54%
Ben & Jerry's Homemade, Inc.*                             500            14,531
                                                                         ------

Industrial Mfg. & Processing - 1.47%
Advanced Energy Industries, Inc.*                         500            13,844
                                                                         ------

Leisure Time - 6.72%
American Classic Voyages Co.*                             500             8,937
Coach USA, Inc.*                                          300             7,125
Fairfield Communities, Inc.*                            1,000            12,875
Premier Parks, Inc.*                                      400            13,825
Sunterra Corp.*                                           800             8,600
Vistana, Inc.*                                            800            11,900
                                                                         ------
                                                                         63,262
Lodgings & Restaurants - 2.17%
Foodmaker, Inc.*                                          400             9,650
NPC International, Inc.*                                  600            10,800
                                                                         ------
                                                                         20,450
Petroleum Services - 4.79%
BJ Services Company*                                      600            16,050
Cooper Cameron Corp.*                                     100             3,863
Petroleum Geo Services, Inc.*                             700            11,725
Smith International, Inc.*                                300            13,462
                                                                         ------
                                                                         45,100
Retail Trade - 1.59%
99 Cents Only Stores*                                     150             7,069
Value America, Inc.*                                      200             7,888
                                                                          -----
                                                                         14,957
Telecommunication Services - 8.41%
Concentric Network Corporation*                           200            16,700
Exodus Communications, Inc.*                              100             9,013
Gilat Satellite Networks, Ltd.*                           200            10,400
Harmonic Lightwaves, Inc.*                                200             9,125
Powerwave Technologies, Inc.*                             400            12,150
Stanford Telecommunications, Inc.*                        700            12,600
Viatel, Inc.*                                             200             9,200
                                                                          -----
                                                                         79,188
Transportation - 2.67%
Mark VII, Inc.*                                           400             5,700
Swift Transportation, Inc.                                450             8,269
Varlen Corp.                                              400            11,200
                                                                         ------
                                                                         25,169
TOTAL COMMON STOCKS
  (Cost $821,120)                                                      $922,646
                                                                       --------

SHORT TERM INVESTMENTS - 2.00%
SSGA Money Market Fund                                 18,800           $18,800
                                                                        -------

TOTAL INVESTMENTS  (Emerging Growth Fund)
  (Cost $839,920)                                                      $941,446
                                                                       ========

--------------------------------------------------------------------------------
Small/Mid Cap Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 75.46%
Advertising - 1.17%
Young & Rubicam, Inc.*                                 15,500          $617,094
                                                                       --------


The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Air Travel - 0.49%
Skywest, Inc.                                          10,000          $260,000
                                                                       --------

Apparel & Textiles - 1.84%
Tommy Hilfiger Corp.*                                  13,900           971,262
                                                                        -------

Banking - 1.40%
Golden State Bancorp, Inc.*                            30,000           736,875
                                                                        -------

Broadcasting - 2.92%
Broadcast Communications, Inc.*                         7,000           897,750
Jacor Communications, Inc.*                             3,800           304,950
Jones Intercable, Inc.*                                 7,200           333,900
                                                                        -------
                                                                      1,536,600
Business Services - 8.18%
Catalina Marketing Corp.*                               4,700           401,556
Cintas Corp.                                            3,000           206,250
DST Systems, Inc.*                                      7,000           407,750
DuPont Photomasks, Inc.*                                5,000           218,750
Excite, Inc.*                                           8,000         1,168,000
Fiserv, Inc.*                                          21,100         1,235,669
Siebel Systems, Inc.*                                  17,400           668,813
                                                                        -------
                                                                      4,306,788
Computer Peripherals - 3.28%
Learning Company, Inc.*                                13,500           418,500
Microchip Technology, Inc.*                            37,300         1,305,500
                                                                      ---------
                                                                      1,724,000
Computers & Business Equipment - 2.81%
Ceridian Corp. *                                       12,000           439,500
Quantum Corp.*                                         58,100         1,038,537
                                                                      ---------
                                                                      1,478,037
Drugs & Health Care - 9.98%
Agouron Pharmaceuticals, Inc.*                         20,000         1,181,250
Amerisource Health Corp.*                              28,000           775,250
Biogen, Inc.*                                           9,400           893,588
Biomet, Inc.                                           27,300         1,119,300
Forest Laboratories, Inc.*                             28,800         1,281,600
                                                                      ---------
                                                                      5,250,988
Electronic Components - 1.53%
ASM Lithography Holdings NV*                            5,000           195,000
Linear Technology Corp.                                 3,800           216,125
Xilinx, Inc.*                                           8,600           392,375
                                                                        -------
                                                                        803,500
Electronics - 5.97%
Altera Corp.*                                           9,800           708,050
Jabil Circuit, Inc.*                                    9,500           442,344
Maxim Integrated Products, Inc.*                        3,600           201,600
Rambus, Inc.*                                          15,600           937,950
Sanmina Corp. *                                        12,800           849,600
                                                                        -------
                                                                      3,139,544
Financial Services - 4.75%
Charter One Financial, Inc.                            28,100           878,125
Dime Bancorp, Inc.                                     36,700           846,394
Legg Mason, Inc.*                                       7,500           261,563
Paine Webber Group, Inc.                               11,000           516,312
                                                                        -------
                                                                      2,502,394
Homebuilders - 0.79%
Champion Enterprises, Inc. *                           22,500           417,656
                                                                        -------

Household Appliances & Furnishing - 0.26%
Furniture Brands International, Inc.*                   5,400           135,337
                                                                        -------

Household Products - 0.77%
Dial Corporation                                       12,000          $408,000
                                                                       --------

Leisure Time - 0.63%
Coach USA, Inc.*                                       13,900           330,125
                                                                        -------

Manufacturing - 3.08%
Sealed Air Corp.*                                       7,700           468,256
Teradyne, Inc.*                                        24,400         1,151,375
                                                                      ---------
                                                                      1,619,631
Packaged Foods & Products - 2.38%
U.S. Foodservice, Inc.*                                28,800         1,253,462
                                                                      ---------

Restaurants & Lodging - 6.60%
Outback Steakhouse, Inc.*                              38,250         1,369,828
Papa John's Int'l., Inc.*                              11,700           470,194
Starbucks Corp.*                                       44,200         1,632,638
                                                                      ---------
                                                                      3,472,660
Retail Trade - 14.16%
Abercrombie & Fitch Co.*                                 5300           504,162
BJ's Wholesale Club, Inc.*                             34,000           903,125
Bed, Bath & Beyond, Inc.*                              41,100         1,466,756
Best Buy Company, Inc.*                                 4,300           205,325
Family Dollar Stores, Inc.                             39,000           940,875
Gucci Group NV                                         17,800         1,342,788
Linens 'N Things, Inc.*                                19,400           887,550
Office Depot, Inc.*                                    10,700           235,400
Tiffany & Company                                       5,500           462,000
Williams Sonoma, Inc.*                                 17,400           504,600
                                                                        -------
                                                                      7,452,581
Telecommunications - 2.47%
Cnet, Inc.*                                             8,400         1,079,400
Frontier Corp.                                          4,000           220,750
                                                                        -------
                                                                      1,300,150
TOTAL COMMON STOCKS
  (Cost $36,135,307)                                               $39,716,684
                                                                   -----------

                                                    Principal             Value
                                                    ---------             -----
SHORT TERM INVESTMENTS - 24.54%
Anheuser Busch, Inc.                                 $800,000          $799,062
Ford Motor Credit Co.                                 800,000           798,841
General Electric Capital Corp.                        800,000           798,846
National Australia Funding                            700,000           698,887
United Parcel Service                                 700,000           698,906
                                                      Shares
                                                      ------
Navigator Securities Lending                        8,163,172         8,163,172
Trust
SSGA Money Market Fund                                958,281           958,281
                                                                        -------
                                                                     12,915,995
TOTAL INVESTMENTS
(Small/Mid Cap Fund) (Cost $49,051,302)                             $52,632,679
                                                                    ===========

--------------------------------------------------------------------------------
Growth Equity Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 89.31%
Banking - 3.62%
Citigroup, Inc.                                         3,579           269,320
Fifth Third Bancorp                                     2,779           199,220
Firstar Corporation                                     6,171           185,516
Northern Trust Corporation                              1,949           181,501
State Street Corporation                                2,355           206,063

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Banking - continued
US Bancorp Del                                          4,683          $173,564
Wells Fargo & Company*                                  7,481           323,086
                                                                        -------
                                                                      1,538,267
Broadcasting - 5.54%
Chancellor Media Corporation*                           1,688            92,629
Comcast Corporation                                     8,162           536,141
Mediaone Group, Inc.*                                  10,413           849,310
TCA Cable TV,  Inc.                                     2,104           104,806
Time Warner, Inc.                                      11,065           774,550
                                                                        -------
                                                                      2,357,436
Business Services - 6.31%
Amazon.com, Inc.*                                         831           142,984
America Online, Inc.*                                   5,499           784,982
At Home Corporation*                                    2,701           388,775
Automatic Data Processing, Inc.                         3,817           169,857
Cintas Corporation                                      2,653           182,394
Computer Sciences Corporation*                          4,033           240,216
Devry, Inc.*                                            6,632           174,919
Fiserv, Inc.*                                           3,747           219,434
Interpublic Group Companies, Inc.                       2,437           189,020
Momentum Business Applications*                            22               162
Staples, Inc.*                                          2,964            88,920
Yahoo, Inc.*                                              571            99,747
                                                                         ------
                                                                      2,681,408
Computer Peripherals - 6.16%
E M C Corporation*                                      5,810           632,927
Intuit*                                                 1,718           147,963
Microsoft Corporation*                                 19,731         1,604,377
Oracle Corporation*                                     8,578           232,142
                                                                        -------
                                                                      2,617,409
Computers & Business Equipment - 2.16%
Dell Computer Corporation*                             18,306           753,978
International Business Machines                           563           117,773
Sun Microsystems, Inc.*                                   768            45,936
                                                                         ------
                                                                        917,687
Cosmetics - 1.62%
Avon Products, Inc.*                                    2,411           130,947
Gillette Company                                       10,702           558,511
                                                                        -------
                                                                        689,458
Drugs & Health Care - 13.98%
Amgen, Inc.*                                            5,868           360,515
Bristol-Myers Squibb Company                            7,127           453,010
Eli Lilly & Company                                     7,612           560,434
IMS Health, Inc.                                       15,008           450,240
Johnson & Johnson Company                               4,030           392,925
Medtronic, Inc.                                         4,010           288,469
Merck & Company, Inc.                                  13,454           945,144
Pfizer, Inc.                                            9,922         1,141,650
Schering Plough Corporation                            14,089           680,675
Warner Lambert Company                                  9,835           668,165
                                                                        -------
                                                                      5,941,227
Electrical Equipment - 4.37%
General Elec Company                                   15,738         1,660,359
Tyco International Ltd.                                 2,409           195,731
                                                                        -------
                                                                      1,856,090
Electronic Components - 4.48%
Intel Corporation                                      20,302         1,242,229
Motorola, Inc.                                          2,165           173,471
Perkin Elmer Corporation                                1,841           199,058
Solectron Corporation*                                  5,965           289,303
                                                                        -------
                                                                      1,904,060
Entertainment & Recreation - 1.03%
Carnival Corporation                                    2,003            82,624
Walt Disney Company*                                    5,847           185,642
Mattel, Inc.                                            6,503           168,265
                                                                        -------
                                                                        436,531
Financial Services - 5.80%
American Express Company                                5,230           683,496
Associates First Capital Corp.                          6,546           290,070
Federal National Mortgage Assn.                         8,581           608,715
Franklin Research, Inc.                                 5,272           210,880
Marsh & Mclennan Cos., Inc.                             5,983           458,073
Robert Half International, Inc.*                        7,323           174,837
Charles Schwab Corp.                                      372            40,827
                                                                         ------
                                                                      2,466,897
Food & Beverages - 2.10%
Coca-Cola Company                                      10,449           710,532
Tootsie Roll Industries, Inc.                           2,342            97,047
Wm. Wrigley, Jr., Company                                 948            84,076
                                                                         ------
                                                                        891,654
Household Products - 1.83%
Clorox Company                                            758            87,454
Colgate Palmolive Co.                                   2,707           277,298
Dial Corporation                                        6,010           204,340
Procter & Gamble Company                                2,239           210,046
                                                                        -------
                                                                        779,138
Industrial Components - 0.68%
Illinois Tool Works, Inc.                               3,766           289,982
                                                                        -------

Insurance - 3.90%
American International Group, Inc.                      5,587           656,123
Berkshire Hathaway, Inc.*                                 406         1,002,820
                                                                      ---------
                                                                      1,658,943
Lodging & Restaurants - 0.47%
Mcdonalds Corporation                                   4,708           199,502
                                                                        -------

Motor Vehicles - 0.28%
Harley Davidson, Inc.                                   2,003           119,429
                                                                        -------

Motor Vehicle Parts - 0.51%
Danaher Corporation                                     3,249           215,855
                                                                        -------

Petroleum Services & Equipment - 2.82%
Baker Hughes, Inc.*                                    10,175           303,978
Halliburton Company                                    13,316           567,595
Schlumberger Ltd.*                                      5,143           328,509
                                                                        -------
                                                                      1,200,082
Publishing - 1.13%
Gannett, Inc.                                           5,402           382,529
Mcgraw Hill Companies, Inc.                             1,739            96,080
                                                                         ------
                                                                        478,609
Retail Trade - 8.13%
Abercrombie And Fitch Co.*                              1,195           113,674
Bed, Bath & Beyond, Inc.*                               2,762            98,569
Best Buy Company, Inc.*                                 2,924           139,621
Costco Companies, Inc.*                                 5,225           422,898
Gap, Inc.                                               5,327           354,578
Home Depot, Inc.                                       10,813           648,104

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Retail Trade - continued
Kohls Corporation*                                      3,303          $219,443
Safeway, Inc.*                                          4,386           236,570
Wal Mart Stores, Inc.                                  21,496           988,816
Walgreen Company                                        8,663           232,818
                                                                        -------
                                                                      3,455,092
Telecommunications - 11.74%
Airtouch Communications, Inc.*                          2,914           272,095
Cisco Systems, Inc.*                                   10,692         1,219,556
Lucent Technologies, Inc.                              17,704         1,064,453
MCI Worldcom, Inc.*                                    11,809           970,552
Nokia Corporation*                                      4,104           304,466
Qwest Communications Int'l, Inc.*                       6,326           540,478
Tellabs, Inc.*                                          5,657           619,795
                                                                        -------
                                                                      4,991,394
Transportation - 0.65%
Kansas City Southern Industries, Inc.                   4,624           275,417
                                                                        -------

TOTAL COMMON STOCKS
  (Cost $31,742,625)                                                $37,961,569
                                                                    -----------

SHORT TERM INVESTMENTS - 5.89%
Navigator Securities Lending Trust                  2,501,536        $2,501,536
SSGA Money Market Fund                                  1,000             1,000
                                                                          -----
                                                                     $2,502,536
                                                                     ----------
REPURCHASE AGREEMENT - 4.80%
Repurchase Agreement with State Street Bank & Trust Co.
dated 04/30/99 at 4.00%, to be repurchased at $2,042,681
on 5/03/99, collateralized by $2,070,000 U.S.,
Treasury Notes 5.625% due 04/30/00 (valued
at $2,141,156, including interest)                 $2,042,000        $2,042,000
                                                                     ----------

TOTAL INVESTMENTS
 (Growth Equity Fund) (Cost $36,287,161)                            $42,506,105
                                                                    -----------

--------------------------------------------------------------------------------
Tax-Sensitive Equity Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 97.80%
Apparel & Textiles - 3.76%
Jones Apparel Group, Inc.*                              5,500          $181,500
Tommy Hilfiger Corp.*                                   2,600           181,675
                                                                        -------
                                                                        363,175
Banking - 1.97%
Chase Manhattan Corp.                                   2,300           190,325
                                                                        -------

Business Services - 10.11%
Interim Services, Inc.*                                11,000           191,125
Shared Medi Cal System                                  3,700           200,956
Stewart Enterprises, Inc.                              15,000           298,125
Xerox Corp.                                             4,900           287,875
                                                                        -------
                                                                        978,081
Computer Peripherals - 5.24%
BMC Software, Inc.*                                     6,200           266,988
Computer Associates International, Inc.                 5,600           239,050
                                                                        -------
                                                                        506,038
Computers & Business Equipment - 7.43%
Hewlett Packarg Co.                                      1500           118,312
Sun Microsystems, Inc.*                                 5,000           299,062
SCI Systems, Inc.*                                      7,900           300,694
                                                                        -------
                                                                        718,068
Containers & Glass - 1.68%
Owens Illinois, Inc.*                                   5,600          $162,400
                                                                       --------

Drugs & Health Care - 7.78%
Amgen, Inc.*                                            4,500           276,469
Bristol Myers Squibb Co.                                1,000            63,562
Merck & Company, Inc.                                   1,300            91,325
Schering Plough Corp.                                   1,700            82,131
Steris Corp.*                                           5,000            88,750
Watson Pharmaceuticals, Inc.*                           3,700           149,850
                                                                        -------
                                                                        752,087
Electronic Components - 1.96%
Intel corp.                                             3,100           189,681
                                                                        -------

Financial Services - 5.42%
Citigroup, Inc.                                         2,500           188,125
Federal National Mortgage Assn.                         2,500           177,344
Morgan Stanley Dean Witter                              1,600           158,700
                                                                        -------
                                                                        524,169
Food & Drug Distribution - 4.27%
Rexall Sundown, Inc.*                                   8,000           138,500
Richfood Holdings, Inc.                                 5,000            62,500
Kroger Co.*                                             3,900           211,819
                                                                        -------
                                                                        412,819
Home Building - 1.78%
Clayton Homes, Inc.                                    15,500           172,438
                                                                        -------

Hotels & Casinos - 3.69%
Carnival Group                                          6,500           268,125
Starwood Hotels & Resorts                               2,400            88,050
                                                                         ------
                                                                        356,175
Household Products - 3.76%
Fort James Corp.                                        5,000           190,000
Leggett & Platt, Inc.                                   7,500           172,969
                                                                        -------
                                                                        362,969
Industrial Conglomerates - 8.61%
Crane Company                                           7,000           202,562
Ingersoll Rand Co.                                      4,500           311,344
United Technologies Corp.                               2,200           318,725
                                                                        -------
                                                                        832,631
Insurance - 11.39%
Ambac Financial Group, Inc.                              3500           211,312
Conseco, Inc.                                           8,700           274,594
Delphi Financial Group, Inc.*                           5,724           178,159
Provident Companies, Inc.                               4,000           157,500
Reliastar Financial Group                               7,600           279,300
                                                                        -------
                                                                      1,100,865
International Oil - 5.85%
BP Amoco Plc                                            2,500           282,969
Mobil Corp.                                             2,700           282,825
                                                                        -------
                                                                        565,794
Metal Fabrication - 2.20%
Kaydon Corp.                                            6,300           212,625
                                                                        -------

Packaged Foods & Products - 1.61%
Universal Foods Corp.                                   7,400           155,400
                                                                        -------

Real Estate - 1.79%
Boston Properties, Inc.                                 1,000            36,313
General Growth Properties, Inc.                         1,900            69,944
Prentiss Properties Trust                               3,100            67,037
                                                                         ------
                                                                        173,294

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Retail Trade - 1.88%
Pier 1 Imports, Inc.                                   11,500           $84,812
Ross Stores, Inc.                                       2,100            96,469
                                                                         ------
                                                                        181,281
Technology Systems - 3.23%
American Power Conversion Corp.*                        6,900           227,700
Diebold, Inc.                                           3,500            84,219
                                                                         ------
                                                                        311,919
Telephone - 2.39%
Bell Atlantic                                           4,000           230,500
                                                                        -------

TOTAL COMMON STOCKS
  (Cost $8,694,578)                                                  $9,452,734
                                                                     ----------

SHORT TERM INVESTMENTS - 0.01%
SSGA Money Market Fund                                  1,000            $1,000
                                                                         ------

                                                    Principal             Value
                                                    ---------             -----
REPURCHASE AGREEMENT - 2.19%
Repurchase Agreement with State Street Bank & Trust
Co. dated 04/30/99 at 4.00%, to be repurchased at
$212,071 on 05/03/99 collateralized by $175,000
U.S. Treasury Bonds, 7.625% due 11/15/22
(valued at $226,181, including interest)             $212,000          $212,000
                                                                       --------

TOTAL INVESTMENTS
 (Tax-Sensitive Equity Fund) (Cost $8,907,578)                       $9,665,734
                                                                     ==========

--------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 95.45%
Aerospace & Defense - 1.85%
Boeing Company                                         52,000        $2,112,500
General Motors Corp.*                                  22,200         1,229,325
United Technologies Corp.                              17,000         2,462,875
                                                                      ---------
                                                                      5,804,700
Agricultural Machinery - 0.43%
Deere & Company                                        31,000         1,333,000
                                                                      ---------

Air Travel - 1.08%
AMR Corporation*                                       44,000         3,071,750
Southwest Airlines Co.                                   9300           302,831
                                                                        -------
                                                      129,800         3,374,581
Banks - 7.91%
The Chase Manhattan Corp.                              28,100         2,325,275
Citigroup, Inc.                                       137,600        10,354,400
First Union Corp.                                      73,900         4,092,212
U.S. Bancorp                                          111,000         4,113,938
Wachovia Corp.                                         44,900         3,945,588
                                                                      ---------
                                                                     24,831,413
Business Services - 2.22%
Automatic Data Processing, Inc.                        66,000         2,937,000
First Data Corp.                                       75,200         3,191,300
Service Corporation International                      40,900           848,675
                                                                        -------
                                                                      6,976,975
Chemicals - 2.28%
The Dow Chemical Co.                                   17,900         2,348,256
E.I. Du Pont de Nemours & Co.                          68,000         4,802,500
                                                                      ---------
                                                                      7,150,756

Computer Peripherals - 4.08%
Computer Sciences Corp.*                               40,000         2,382,500
Microsoft Corp.*                                      128,000        10,408,000
                                                                     ----------
                                                                     12,790,500
Computers & Business Equipment - 8.37%
Cisco Systems, Inc.*                                   51,250         5,845,703
EMC Corp.*                                             20,000         2,178,750
Hewlett-Packard Company                                38,700         3,052,462
International Business Machines Corp.                  38,000         7,949,125
Lucent Technologies                                    52,600         3,162,575
Xerox Corp.                                            69,600         4,089,000
                                                                      ---------
                                                                     26,277,615
Drugs & Health Care - 11.96%
Abbott Laboratories                                    88,000         4,262,500
Astrazeneca Plc                                        50,400         1,978,200
American Home Products Corp.                           72,900         4,446,900
Baxter International, Inc.                             47,600         2,998,800
Bristol-Myers Squibb Co.                               47,600         3,025,575
Columbia/HCA Healthcare Corp.                          99,900         2,466,281
Johnson & Johnson                                      36,500         3,558,750
Merck & Company, Inc.                                  44,800         3,147,200
Pfizer, Inc.                                           31,700         3,647,481
Pharmacia & Upjohn, Inc.                               76,400         4,278,400
Warner-Lambert Co.                                     54,800         3,722,975
                                                                      ---------
                                                                     37,533,062
Electrical Equipment - 4.42%
General Electric Co.                                   97,800        10,317,900
Tyco International Ltd.                                43,600         3,542,500
                                                                      ---------
                                                                     13,860,400
Electronic Components - 3.57%
Analog Devices, Inc.                                   30,000         1,053,750
Intel Corp.                                            88,000         5,384,500
Motorola, Inc.                                         35,300         2,828,413
Texas Instruments, Inc.                                18,800         1,919,950
                                                                      ---------
                                                                     11,186,613
Entertainment & Recreation - 0.92%
The Walt Disney Co.                                    90,600         2,876,550
                                                                      ---------

Financial Services - 5.76%
Associates First Capital Corp.                        102,300         4,533,169
Federal National Mortgage Association                  63,000         4,469,063
Marsh & McLennan Companies, Inc.                       62,000         4,746,875
Merrill Lynch & Co., Inc.                              51,600         4,331,175
                                                                      ---------
                                                                     18,080,282
Food & Beverages - 3.05%
Anheuser-Busch Companies, Inc.                         46,400         3,393,000
Coca-Cola Company                                      27,000         1,836,000
General Mills, Inc.                                     3,700           270,562
Pepsico, Inc.                                          44,800         1,654,800
Sara Lee Corp.                                        108,000         2,403,000
                                                                      ---------
                                                                      9,557,362
Forest Products - 2.17%
International Paper Co.                                33,900         1,807,294
Kimberly Clark Corp.                                   48,000         2,943,000
Minnesota Mining & Manufacturing Co.                   23,000         2,047,000
                                                                      ---------
                                                                      6,797,294
Hotels & Restaurants - 1.49%
McDonald's Corp.                                      110,000         4,661,250
                                                                      ---------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Household Products - 2.64%
Colgate Palmolive Co.                                  18,000        $1,843,875
Gillette Company                                       32,800         1,711,750
Procter & Gamble Co.                                   50,300         4,718,769
                                                                      ---------
                                                                      8,274,394
Insurance-Property & Casualty - 2.07%
ACE, Ltd.                                              75,000         2,268,750
American International Group, Inc.                     36,000         4,227,750
                                                                      ---------
                                                                      6,496,500
Motor Vehicle Parts - 0.25%
Eaton Corporation                                       8,700           797,681
                                                                        -------

Motor Vehicles - 0.67%
Ford Motor Company                                     33,000         2,109,937
                                                                      ---------

Newspapers - 1.31%
Gannett, Inc.                                          58,000         4,107,125
                                                                      ---------

Non-Ferrous Metals - 0.78%
Aluminum Company of America                            39,200         2,440,200
                                                                      ---------

Petroleum - 5.99%
Chevron Corp.                                          39,000         3,890,250
Exxon Corp.                                            97,100         8,065,369
Royal Dutch Petroleum Co.                              88,300         5,182,106
UNOCAL Corp.                                           40,000         1,662,500
                                                                      ---------
                                                                     18,800,225
Petroleum Services - 1.44%
Diamond Offshore Drilling, Inc.                        32,700         1,081,144
Schlumberger, Ltd.                                     53,800         3,436,475
                                                                      ---------
                                                                      4,517,619
Photography - 0.37%
Eastman Kodak Co.                                      15,700         1,171,612
                                                                      ---------

Railroads & Equipment - 0.68%
Union Pacific Corp.                                    35,600         2,136,000
                                                                      ---------

Retail Trade - 6.27%
Dayton Hudson Corp.                                    92,000         6,192,750
The GAP, Inc.                                          63,000         4,193,437
May Dept Stores                                        48,300         1,922,944
Wal-Mart Stores, Inc.                                 160,000         7,360,000
                                                                      ---------
                                                                     19,669,131
Telecommunication Services - 0.88%
AT & T Corp.*                                          19,200         1,226,400
Cox Communications, Inc.*                              19,300         1,531,937
                                                                      ---------
                                                                      2,758,337
Utilities-Electric - 1.64%
DPL, Inc.                                              82,500         1,474,688
GPU, Inc.                                              34,800         1,326,750
Pinnacle West Capital Corp.                            30,000         1,164,375
Texas Utilities Co.                                    30,000         1,192,500
                                                                      ---------
                                                                      5,158,313
Utilities-Gas & Pipeline - 0.86%
Enron Corp.                                            18,100         1,362,025
National Fuel Gas Co. NJ                               20,000           875,000
Peoples Energy Corp.                                   12,700           474,663
                                                                        -------
                                                                      2,711,688
Utilities-Telephone - 7.10%
AT & T - Liberty Media                                 61,500        $3,105,750
Bell Atlantic Corp.                                    77,192         4,448,189
BellSouth Corp.                                        42,000         1,879,500
MCI WorldCom, Inc.*                                    59,000         4,849,063
SBC Communications, Inc.                               96,000         5,376,000
U.S. West, Inc.                                        50,000         2,615,625
                                                                      ---------
                                                                     22,274,127
Tobacco - 0.95%
Philip Morris Companies, Inc.                          85,100         2,983,819
                                                                      ---------

TOTAL COMMON STOCKS
  (Cost $176,662,271)                                              $299,499,061
                                                                   ------------

PREFERRED STOCK - 0.43%
Chemicals - 0.43%
Monsanto Corp.                                         29,500        $1,358,844
                                                                     ----------

TOTAL PREFERRED STOCK                                                $1,358,844
  (Cost $1,180,000)

SHORT TERM INVESTMENT - 1.97%
Navigator Securities Lending Trust                  6,184,920        $6,184,920
                                                                     ----------

                                                    Principal             Value
                                                    ---------             -----
REPURCHASE AGREEMENT - 2.15%
Repurchase Agreement with Lehman Bros. dated
04/30/99 at 4.89% to be repurchased at $6,754,751
on 05/03/99, collateralized by U.S. Treasury Bills,
0.01% due 08/15/09 (valued at
$6,920,137 including interest)                     $6,752,000        $6,752,000
                                                                     ----------

TOTAL INVESTMENTS                                                  $313,794,825
(Growth & Income Fund) (Cost $190,779,191)

--------------------------------------------------------------------------------
Equity-Income Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 99.91%
Banking - 15.65%
Bankamerica Corp.                                      31,800        $2,289,600
BankBoston Corp.                                       19,000           931,000
The Chase Manhattan Corp.                              17,200         1,423,300
Citigroup, Inc.                                        32,149         2,419,212
First Union Corp.                                     114,000         6,312,750
Fleet Financial Group, Inc.                            30,600         1,317,712
J.P. Morgan & Company, Inc.                            15,600         2,102,100
Mellon Bank Corp.                                      97,300         7,230,606
                                                                      ---------
                                                                     24,026,280
Business Services - 6.40%
H & R Block, Inc.                                      37,000         1,780,625
Pitney Bowes, Inc.                                    115,000         8,042,813
                                                                      ---------
                                                                      9,823,438
Chemicals - 2.37%
E.I. Du Pont De Nemours & Co.                          51,500         3,637,188
                                                                      ---------

Drugs & Health Care - 16.94%
Abbott Laboratories                                    12,600           610,312
American Home Products Corp.                          125,600         7,661,600
Baxter International, Inc.                             55,000         3,465,000
Bristol Myers Squibb Co.                              101,000         6,419,813
Pharmacia & Upjohn, Inc.                              140,000         7,840,000
                                                                      ---------
                                                                     25,996,725

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Electrical Equipment - 1.04%
General Electric Co.                                   15,100        $1,593,050
                                                                     ----------

Food & Beverages - 9.00%
Anheuser-Busch Companies, Inc.                         33,300         2,435,062
General Mills, Inc.                                    55,100         4,029,188
H.J. Heinz Co.                                        121,300         5,663,194
Quaker Oats Co.                                        26,000         1,678,625
                                                                      ---------
                                                                     13,806,069
Household Products - 2.14%
Avon Products, Inc.                                    60,400         3,280,475
                                                                      ---------

Insurance - 5.89%
American General Corp.                                 51,900         3,840,600
Marsh & McLennan Cos., Inc.                            67,900         5,198,594
                                                                      ---------
                                                                      9,039,194
International Oil - 9.58%
BP Amoco Plc                                           33,133         3,750,241
Chevron Corp.                                          29,900         2,982,525
Exxon Corp.                                            27,800         2,309,137
Mobil Corp.                                            23,600         2,472,100
Texaco, Inc.                                           50,700         3,181,425
                                                                      ---------
                                                                     14,695,428
Multi Industry - 3.04%
Minnesota Mining & Manufacturing Co.                   52,400         4,663,600
                                                                      ---------

Other Consumer Products - 0.76%
Fortune Brands, Inc.                                   29,600         1,169,200
                                                                      ---------

Paper - 6.35%
International Paper Co.                                19,000         1,012,938
Kimberly-Clark Corp.                                  108,200         6,634,013
Union Camp Corp.                                       26,500         2,103,437
                                                                      ---------
                                                                      9,750,388
Photography - 2.58%
Eastman Kodak Co.                                      53,000         3,955,125
                                                                      ---------

Retail Trade - 0.51%
May Department Stores Co.                              19,800           788,287
                                                                        -------

Telephone - 15.23%
Alltel Corp.                                           51,700         3,486,519
American Telephone & Telegraph Corp.                   14,700           742,350
Ameritech Corporation                                  43,000         2,942,813
Bell Atlantic Corp.                                   112,900         6,505,862
BellSouth Corp.                                        13,100           586,225
GTE Corp.                                              33,900         2,269,181
SBC Communications, Inc.                               73,468         4,114,208
U.S. West, Inc.                                        52,100         2,725,481
                                                                      ---------
                                                                     23,372,639
Tobacco - 2.43%
Philip Morris Companies, Inc.                         106,400         3,730,650
                                                                      ---------

TOTAL COMMON STOCKS
  (Cost $122,565,303)                                              $153,327,736
                                                                   ------------

                                                    Principal             Value
                                                    ---------             -----
REPURCHASE AGREEMENT - 0.09%
Repurchase Agreement with State Street Bank & Trust
Co. dated 04/30/99 at 4.00%, to be repurchased
at $145,048 on 05/03/99, collateralized by $145,000
U.S. Treasury Notes, 6.50% due 08/31/01
(valued at $152,565, including interest)             $145,000          $145,000
                                                                       --------
TOTAL INVESTMENTS
(Equity-Income Fund) (Cost $122,710,303)                           $153,472,736
                                                                   ============

--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
                                                       Shares             Value
                                                       ------             -----
COMMON STOCKS - 54.16%
Aerospace & Defense - 1.17%
Lockheed Martin Corp.                                  27,100        $1,166,994
                                                                     ----------

Banking - 4.15%
Chase Manhattan Corp.                                   6,600           546,150
Citigroup, Inc.                                        47,600         3,581,900
                                                                      ---------
                                                                      4,128,050
Broadcasting - 0.44%
Time Warner, Inc.                                       6,300           441,000
                                                                        -------

Chemicals - 4.33%
Akzo Nobel NV                                          34,400         1,553,542
Bayer AG                                               49,800         2,114,871
E.I. DuPont de Nemours & Co.                            9,100           642,687
                                                                        -------
                                                                      4,311,100
Domestic Oil - 1.79%
Phillips Petroleum Co.                                 35,200         1,782,000
                                                                      ---------

Drugs & Health Care - 19.31%
Abbott Laboratories                                     9,500           460,156
Alza Corp.*                                            64,500         2,164,781
American Home Products                                 11,900           725,900
Baxter International, Inc.                              7,000           441,000
Beckton Dickinson & Co.                                24,600           914,812
Bristol Myers Squibb Co.                               20,200         1,283,962
Elan Plc*                                              25,750         1,326,125
Glaxo Wellcome Plc                                     16,650           969,862
Johnson & Johnson                                       4,800           468,000
Eli Lilly and Co.                                       5,375           395,734
Mallinckrodt, Inc.                                      6,200           217,388
Marck KGAA                                             43,000         1,453,607
Merck & Company, Inc.                                  17,900         1,257,475
Novartis AG                                               400           585,436
Pfizer, Inc.                                            3,300           379,706
Pharmacia & Upjohn, Inc.                               15,300           856,800
Sankyo Co.                                             25,800           541,191
Schering AG                                             8,125           937,720
SmithKline Beecham Plc                                 18,400         1,208,650
SmithKline Beecham Plc, ADR                            11,300           149,426
Steris Corp.*                                          52,900           938,975
Synthelabo                                              4,600           940,302
Warner Lambert                                          9,000           611,438
                                                                        -------
                                                                     19,228,446
Electric Utilities - 2.02%
Duke Energy Co.                                        35,900         2,010,400
                                                                      ---------

Electrical Equipment - 0.89%
General Electric Co.                                    8,400           886,200
                                                                        -------

Electronics - 1.03%
Intel  Corp.                                           16,700         1,021,831
                                                                      ---------

Food & Beverages - 3..00%
Albertson's, Inc.                                      12,000           618,000
Coca Cola Co.                                           8,100           550,800

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Food & Beverages - continued%
Hershey Food Corp.                                      3,100          $163,137
Nestle SA                                                 500           925,149
Pepsico, Inc.                                          19,900           735,056
                                                                        -------
                                                                      2,992,142
Gas & Pipeline Utilities - 1.07%
Coastal Corp.                                          27,800         1,063,350
                                                                      ---------

Household Products - 1.29%
Colgate Palmolive Co.                                   4,800           491,700
Dial Corp.                                             23,475           798,150
                                                                        -------
                                                                      1,289,850
Insurance - 6.88%
Allstate Corp.                                         37,600         1,367,700
Chubb Corp.                                            34,175         2,024,869
Cigna Corp.                                            10,600           924,187
NAC Corp.                                              19,100         1,040,950
XL Capital, Ltd.                                       24,600         1,492,913
                                                                      ---------
                                                                      6,850,619
Petroleum Services - 0.82%
Conoco, Inc.                                           30,100           816,462
                                                                        -------

Precious Metals - 1.97%
Barrick Gold Corp.                                     52,600         1,058,575
Homestake Mining Co.                                   57,300           547,931
Placer Dome, Inc.                                      25,300           357,363
                                                                        -------
                                                                      1,963,869
Railroads - 1.29%
Canadian National Railway Co.                          20,325         1,283,016
                                                                      ---------

Retail Trade - 0.47%
American Stores Co.                                    14,700           463,969
                                                                        -------

Telephone - 2.24%
American Telephone & Telegraph                         16,870           851,935
GTE Corp.                                              20,650         1,382,259
                                                                      ---------
                                                                      2,234,194
TOTAL COMMON STOCKS
  (Cost $51,524,574)                                                $53,933,492
                                                                    -----------

                                                    Principal             Value
                                                    ---------             -----
U.S. TREASURY OBLIGATIONS - 34.00%
U.S. Treasury Notes - 34.00%
4.25% due 11/15/03                                 $2,600,000        $2,497,222
4.75% due 11/15/08                                  5,700,000         5,444,355
5.375% due 06/30/03                                 1,000,000         1,004,530
5.50% due 02/28/03                                  1,000,000         1,008,750
5.50% due 02/15/08                                  3,400,000         3,425,500
5.625% due 05/15/08                                   500,000           507,500
5.625% due 04/30/00                                 1,075,000         1,081,891
5.625% due 05/15/01                                 1,070,000         1,080,700
5.875% due 02/15/04                                   650,000           667,167
5.875% due 11/15/05                                   750,000           771,090
6.25% due 02/15/07                                  1,580,000         1,663,203
6.25% due 03/30/02                                  5,150,000         5,301,256
6.625% due 03/31/02                                 1,600,000         1,661,248
6.625% due 04/30/02                                 4,530,000         4,706,942
6.875% due 05/15/06                                 2,800,000         3,041,052
                                                                      ---------
                                                                     33,862,406
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $33,640,724)                                                $33,862,406
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.60%
Federal Home Loan Mortgage Corporation - 1.60%
6.45% due 04/29/09                                 $1,600,000        $1,590,992
                                                                     ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,599,750)                                                  $1,590,992
                                                                     ----------

FOREIGN GOVERNMENT OBLIGATIONS - 2.02%
Ontario Province-2.02%
6.125% due 09/12/07                                $1,330,000          $957,452
6.500% due 03/08/29                                 1,405,000         1,058,688
                                                                      ---------
                                                                      2,016,140
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $1,884,327)                                                  $2,016,140
                                                                     ----------

SHORT TERM INVESTMENTS - 3.45%
Navigator Securities Lending Trust                 $3,437,871        $3,437,871
SSGA Money Market Fund                                  1,000             1,000
                                                                          -----
                                                                     $3,438,871
REPURCHASE AGREEMENT - 4.77%
Repurchase Agreement with State Street Bank &
Trust Co. dated 4/30/99 at 4.00%, to be repurchased at $4,756,585 on 05/03/99, collateralized by $4,525,000,

U.S. Treasury Notes, 6.50% due 10/15/06 (valued at
$4,862,325, including interest)                    $4,755,000        $4,755,000
                                                                     ----------

TOTAL INVESTMENTS                                                   $99,596,901
 (Balanced Fund) (Cost $96,843,246)

--------------------------------------------------------------------------------
Strategic Income Fund
--------------------------------------------------------------------------------
                                                    Principal             Value
                                                    ---------             -----
CORPORATE BONDS - 43.15%
Aerospace - 0.34%
B.E. Aerospace, Inc.,
  8.00% due 03/01/08                                 $250,000          $248,125
                                                                       --------

Banking - 3.37%
Commerzbank,
  10.25% due 04/28/00                   AUD           940,000           652,245
European Bank Recon. & Development,
  10.50% due 01/25/01                                 400,000            99,911
Korea Development Bank,
  9.60% due 12/01/00                    PLN         1,000,000         1,014,710
Nordiska Investeringsbanken,
   17.75% due 04/15/02                  PLN           140,000            41,024
Sudwest LB Capital Markets,
  17.50% due 05/05/03                   PLN           480,000           147,029
US Bk Natl Assn Minneapolis,
  5.70% due 12/15/08                                  500,000           475,446
                                                                        -------
                                                                      2,430,365
Business Services - 2.83%
CSC Holdings, Inc.,
  10.50% due 05/15/16                                 500,000           602,500
Comdisco, Inc.,
  6.00% due 01/30/02                                  400,000           399,632
First Data Corp.,
  6.375% due 12/15/07                                 275,000           275,621
Iron Mountain, Inc.,
  10.125% due 10/01/06                                500,000           541,250

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Business Services - continued
United States Leasing Capital Corp.,
  8.45% due 01/25/05                                 $200,000          $222,060
                                                                       --------
                                                                      2,041,063
Chemical Products - 0.55%
Revlon Worldwide Corp.,
  Series B, zero coupon due 03/15/01                  600,000           393,000
                                                                        -------

Crude Petroleum & Natural Gas - 1.89%
Bellwether Exploration Co.,
  10.875% due 04/01/07                                250,000           225,625
Benton Oil & Gas Co.,
  11.625% due 05/01/03                                200,000           154,000
Occidental Petroleum Corp.,
  9.25% due 08/01/19                                  700,000           797,622
United Refining Co.,
  10.75% due 06/15/07                                 250,000           183,750
                                                                        -------
                                                                      1,360,997
Drugs & Health Care - 1.42%
Dade International, Inc.,
  11.125% 05/01/06                                    500,000           557,500
Fresenius Medical Care Capital Trust,
  9.00% due 12/01/06                                  250,000           258,750
Prime Medical Services, Inc.,
  8.75% due 04/01/08                                  500,000           466,250
                                                                        -------
                                                                      1,282,500
Electronics - 0.91%
Breed Technologies, Inc.,
  6.25% due 04/15/08                                  500,000           150,000
Decisionone Corp.,
  9.75% due 08/01/07                                  500,000            25,625
Protection One, Inc.,
  8.125% due 01/15/09, 144A                           500,000           482,500
                                                                        -------
                                                                        658,125
Energy & Utilities - 0.65%
Costilla Energy, Inc.,
  10.25% due 10/01/06                                 500,000           175,000
High Voltage Engineering Corp.,
  10.5% due 08/15/04                                  250,000           238,125
Transamerican Energy Corp.*,
  11.5% due 06/15/02                                  325,000            56,875
                                                                         ------
                                                                        470,000
Financial Services - 3.35%
ContiFinancial Corp.,
  8.125% due 01/01/08                                 500,000           380,000
Ford Motor Credit Company,
  5.80% due 01/12/09                                  225,000           214,659
KFW International Finance,
  16.30% due 06/24/03                   PLN           860,000           257,228
Merrill Lynch & Co., Inc.,
  6.00% due 11/15/04                                  190,000           189,188
Navistar International Corp.,
  8.00% due 02/01/08                                  500,000           517,500
Paine Webber Group, Inc.,
  7.00% due 03/01/00                                  400,000           403,584
TP SA Fin BV,
  7.75% due 12/10/08, 144A                            450,000           457,817
                                                                        -------
                                                                      2,419,976
Food & Beverages - 2.66%
Ameriserve Food Distr, Inc.,
  10.125% due 07/15/07                                500,000           410,000

Food & Beverages - continued
Dole Foods, Inc.,
  6.75% due 07/15/00                               $1,000,000        $1,008,680
Stroh Brewery Co.,
  11.10% due 07/01/06                                 500,000           502,500
                                                                        -------
                                                                      1,921,180
Hotels & Restaurants - 0.72%
Prime Hospitality Corp.,
  9.75% due 04/01/07                                  500,000           516,250
                                                                        -------

Industrials - 5.78%
Alvey Systems, Inc.,
  11.375% due 01/31/03                                375,000           386,250
Berry Plastics Corp.,
  12.25% due 04/15/04                                 650,000           689,812
CFP Holdings, Inc.,
  11.625% due 01/15/04                                250,000           208,125
Foamex, L.P.,
  9.875% due 05/15/07                                 375,000           338,438
ICG Holdings, Inc.,
  Step up to 13.50% due 09/15/05                      500,000           456,250
P&L Coal Holdings Corp.,
  8.875% due 05/15/08                                 250,000           259,375
Polymer Group, Inc.,
  8.75% due 03/01/08                                  150,000           150,000
  9.00% due 07/01/07                                  190,000           194,750
Praxair, Inc.,
  6.15% due 04/15/03                                  500,000           497,530
Raytheon Company,
  6.15% due 11/01/08                                  225,000           220,797
Stellex Industries, Inc.,
  9.50% due 11/01/07                                  250,000           225,000
Synthetic Industries, Inc.,
  9.25% due 02/15/07                                   25,000            26,000
Williams Scotsman, Inc.,
  9.875% due 06/01/07                                 500,000           521,875
                                                                        -------
                                                                      4,174,202
Insurance - 0.70%
Aetna Services, Inc.,
  7.625% due 08/15/26                                 500,000           508,475
                                                                        -------

Leisure Time - 1.70%
Harrah's, Inc.,
  7.875% due 12/15/05                                 500,000           505,000
Mohegan Tribal Gaming Authority,
  8.75% due 01/01/09, 144A                            225,000           233,437
Park Place Entertainment Corp.,
7.875% due 12/15/05                                   500,000           491,250
                                                                        -------
                                                                      1,229,687
Metal & Metal Products - 0.36%
Renco Metals, Inc.,
  11.50% due 07/01/03                                 250,000           261,250
                                                                        -------

Other - 5.01%
Hines Horticulture, Inc.,
  Series B, 11.75% due 10/15/05                       325,000           353,843
The Holt Group, Inc.,
  9.75% due 01/15/06, 144A                            500,000           329,375
Huntsman Corp.,
  9.50% due 07/01/07, 144A                            350,000           346,500
Kindercare Learning Centre, Inc.,
  9.50% due 02/15/09                                  250,000           265,000

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Other - continued
La Petite Academy, Inc.,
  10.0% due 05/15/08                                 $375,000          $375,000
LIN Holdings Corp.,
  Zero Coupon due 03/01/08                            500,000           350,000
SC International Services, Inc.,
  9.25% due 09/01/07                                  500,000           535,000
Service Corporation International, Inc.,
  6.00% due 12/15/05                                  400,000           378,752
United International Holdings, Inc.,
  10.75% due 02/15/08                               1,000,000           685,000
                                                                        -------
                                                                      3,618,470
Pollution Control - 0.68%
Allied Waste Industries, Inc.,
  7.875% due 01/01/09                                 500,000           487,500
                                                                        -------

Publishing - 1.06%
Big Flowers Press Holdings, Inc.,
  8.625% due 12/01/08, 144A                           500,000           500,000
Hollinger International, Inc.,
  9.25% due 03/15/07                                  250,000           261,250
                                                                        -------
                                                                        761,250
Real Estate - 1.39%
HMH Properties, Inc.,
  7.875% due 08/01/08                                 500,000           482,500
Radnor Holdings Corp.,
  10.00% due 12/01/03                                 500,000           517,500
                                                                        -------
                                                                      1,000,000
Retail Trade - 1.71%
Cole National Group, Inc.,
  8.625% due 08/15/07                                 250,000           247,500
Jitney Jungle Stores, Inc.,
  12.00% due 03/01/06                                 250,000           278,125
Musicland Group, Inc.,
  9.875% due 03/15/08                                 250,000           253,750
Staples, Inc.,
  7.125% due 08/15/07                                 450,000           450,747
                                                                        -------
                                                                      1,230,122
Steel - 0.60%
Murrin Murrin Holdings,
  9.375% due 08/31/07                                 500,000           430,000
                                                                        -------

Telecommunication Services - 4.31%
Adelphia Communications Corp.,
  9.50% due 02/15/04                                   46,998            49,348
  9.875% due 03/01/07                                 175,000           191,625
Century Communications Corp.,
  8.875% due 01/15/07                                 175,000           182,875
  Step up to due 01/15/08                             250,000           118,750
GTE Corp.,
  6.94% due 04/15/28                                  200,000           200,264
International Cabletel, Inc.,
  11.50% due 02/01/06                               1,000,000           872,500
L3 Communications Corp.,
  8.00% due 08/01/08                                  250,000           254,687
Nextel Communications,
  9.95% due 02/15/08                                  250,000           187,500
  9.75% due 08/15/04                                  400,000           416,000
SFX Broadcasting, Inc.,
  10.75% due 05/15/06                                 164,000           183,680


Telecommunication Services - continued
Telewest Communication Plc,
  Step up to 11.00% due 10/01/07                     $500,000          $450,000
                                                                       --------
                                                                      3,107,229
Transportation - 0.80%
Stena AB,
  10.5% due 12/15/05                                  250,000           260,625
TFM SA de CV,
  Step up to 11.75% due 06/15/09                      500,000           318,750
                                                                        -------
                                                                        579,375
TOTAL CORPORATE BONDS
  (Cost $33,100,329)                                                $31,129,141
                                                                    -----------

U.S. TREASURY OBLIGATIONS - 1.95%
U.S. Treasury Bonds - 1.14%
5.25% due 02/15/29                                   $370,000          $347,338
5.50% due 08/15/28                                    280,000           266,832
6.125% due 11/15/27                                   200,000           207,032
                                                                        -------
                                                                        821,202
U.S. Treasury Notes - 0.81%
5.250% due 08/15/03                                   200,000           199,906
5.625% due 05/15/08                                   180,000           182,700
6.375% due 03/31/01                                   200,000           204,594
                                                                        -------
                                                                        587,200
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,473,911)                                                   $1,408,402
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.26%
Federal Home Loan Banks - 0.63%
5.89% due 07/24/00                                   $450,000          $453,375

Federal Home Loan Mortgage Corporation - 1.97%
6.50% due 12/01/99**                                  700,000           696,059
8.50% due 05/01/08                                    351,246           366,754
10.00% due 05/15/20                                   328,765           357,223
                                                                        -------
                                                                      1,420,036
Government National Mortgage Association - 1.05%
7.50% due 07/15/27                                    312,054           321,610
7.50% due 10/15/27                                    346,318           356,923
7.50% due 10/15/27                                     77,348            79,717
                                                                         ------
                                                                        758,250
Federal National Mortgage Association - 0.09%
13.00% due 11/15/15                                    56,801            67,025
                                                                         ------

Federal National Mortgage Association - Interest Only - 1.42%
Interest Only due 03/17/20, REMIC                   6,230,832           151,864
Interest Only due 10/17/36, REMIC                  12,692,601           335,973
Interest Only due 02/25/35, REMIC                   6,485,550           482,713
11.565% due 06/15/21                                  222,408            57,596
                                                                         ------
                                                                      1,028,146
Federal National Mortgage Association - CMO - 1.46%
8.80% due 01/25/19, REMIC                             440,928           470,827
10.40% due 04/25/19, REMIC                             78,186            85,076
7.387% due 08/17/03                                   492,789           495,633
                                                                        -------
                                                                      1,051,536
Student Loan Marketing Association - 0.64%
7.20% due 11/09/00                                    450,000           462,375
                                                                        -------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $5,383,701)                                        $5,240,743
                                                                     ----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
FIXED INCOME - OTHER - 12.27%
Collateralized Mortgage Obligations - 5.07%
Mid State Trust VI, Class A,
  7.34% due 07/01/35                               $1,472,881        $1,510,160
Green Tree Financial Corp.,
  7.07% due 09/15/07                                2,108,952         2,149,149
                                                                      ---------
                                                                      3,659,309

Commercial Mortgage Backed Securities - 2.80%
Commercial Mortgage Asset Trust,
  7.35% due 08/17/13                                1,200,000         1,175,916
DLJ Commercial Mortgage Corp.,
  Step Up due 05/10/23                              9,708,123           428,536
DLJ Commercial Mortgage Corp.,
  Step Up due 11/12/31                              7,667,512           413,601
                                                                        -------
                                                                      2,018,053
Residential Subordinate Securities - 4.40%
First Union Residential Securities,
  7.00% due 08/25/28                                  246,634           231,083
GE Capital Management Services, Inc.
  6.75% due 11/25/28 REMIC                            994,436           902,759
PNC Mortgage Securities Corp.,
  6.734% due 07/25/28                                 420,680           383,458
  6.75% due 05/25/28                                  346,976           328,510
  6.772% due 03/25/29                                 498,967           480,412
  6.838% due 05/25/28                                 470,791           434,936
  6.904% due 04/25/29                                 449,556           413,951
                                                                        -------
                                                                      3,175,109
TOTAL FIXED INCOME - OTHER
  (Cost $8,991,018)                                                  $8,852,471
                                                                     ----------

FOREIGN GOVERNMENT OBLIGATIONS - 25.93%
Republic of Argentina - 3.55%
11.00% due 12/04/05                                  $500,000          $495,625
11.375% due01/30/17                                 2,100,000         2,067,450
                                                                      ---------
                                                                      2,563,075
Federal Republic of Brazil - 3.55%
5.00% due 04/15/14                                  3,705,373         2,561,339
                                                                      ---------

National Republic of Bulgaria - 0.94%
5.875% due 07/28/11                                 1,000,000           675,000
                                                                        -------

Government of Costa Rica - 0.34%
Series B, 6.25% due 05/21/15                          300,000           246,000
                                                                        -------

Republic of Ecuador - 1.33%
3.75% due 02/27/15                                  1,611,358           664,685
4.00% due 02/28/25                                    700,000           296,625
                                                                        -------
                                                                        961,310
Federal Republic of Germany - 0.46%
5.625% due 01/04/28                                   280,000           330,696
                                                                        -------
EUR

Republic of Greece - 1.58%
7.60% due 01/22/02                      GRD        69,000,000           227,015
8.70% due 04/08/05                      GRD        28,900,000           105,257
8.90% due 04/01/03                      GRD       145,200,000           508,671
11.00% due 02/25/00                     GRD        90,400,000           299,622
                                                                        -------
                                                                      1,140,565
Ivory Coast - 1.31%
2.00% due 03/31/18                                  3,000,000           945,000
                                                                        -------


                                                    Principal             Value
Government of Mexico - 3.60%
6.25% due 12/31/19, Series B                       $1,950,000        $1,543,035
6.25% due 12/31/19, Series W-A                        250,000           197,825
10.375% due 02/17/09                                  800,000           857,000
                                                                        -------
                                                                      2,597,860
Government of Morocco - 2.16%
6.062% due 01/01/09                                 1,904,762         1,554,857
                                                                      ---------

New South Wales Treasury Corp - 0.10%
5.20% due 02/21/07                      AUD           100,000           $72,098
                                                                        -------

Kingdom of Norway - 0.53%
5.20% due 06/16/99                      NOK         3,000,000           383,301
                                                                        -------

Government of Panama - 1.09%
4.00% due 07/17/14                                  1,000,000           783,800
                                                                        -------

Government of Peru - 1.50%
Steo-up to 4.50% due 03/07/17                       1,600,000         1,080,000
                                                                      ---------

Russia - 0.00%
Vnesheconomobank,
  6.625% due 12/15/15                                  29,467             2,136
Vnesheconomobank,
  6.625% due 12/15/15                                   8,419               631
                                                                            ---
                                                                          2,767
Republic of Slovenia - 0.51%
5.375% due 05/27/05                      EUR          330,000           369,041
                                                                        -------

Kingdom of Sweden - 0.19%
6.50% due 05/05/08                       SEK        1,000,000           139,481
                                                                        -------

Republic of Venezuela - 3.19%
6.00% due 03/31/07                                    952,382           746,477
9.25% due 09/15/27                                  2,200,000         1,556,610
                                                                      ---------
                                                                      2,303,087
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $17,242,003)                                     $18,709,277
                                                                    -----------

                                                       Shares             Value
                                                       ------             -----
PREFERRED STOCK - 0.00%
TCR Holdings-Class B                                      570               $34
TCR Holdings-Class C                                      314                18
TCR Holdings-Class D                                      827                44
TCR Holdings-Class E                                    1,711               108
                                                                            ---

TOTAL PREFERRED STOCK                                                      $204
                                                                           ----
 (Cost $204)

RIGHTS & WARRANTS - 0.13%
Crude Petroleum & Natural Gas - 0.04%
Terex Corporation,
  Zero Coupon due 05/15/02                              2,000           $29,250

Foreign Governments - 0.09%
  United Mexican States exp. 02/17/09                     800             4,090
  United Mexican States due 2003                    1,500,000                 0
  Republic of Argentina exp. 12/03/99                   1,900            57,238
                                                                         ------
                                                                         61,328
Other - 0.00%
  BCP Holdings Corp. exp. 04/15/04                        500                 0

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued

(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
Telephone - 0.00%
Wireless One, Inc. ,
  Zero Coupon due 10/19/00                                750                $8
In-flight Phone Corp.,
  Zero Coupon due 05/15/02                              1,000                 0
                                                                              -

TOTAL RIGHTS & WARRANTS  (Cost $18,002)                                 $90,586
                                                                        -------

SHORT TERM INVESTMENT - 5.96%
Navigator Securities Lending Trust                  4,299,280        $4,299,280
                                                                     ----------

                                                    Principal             Value
                                                    ---------             -----
REPURCHASE AGREEMENT - 3.35%
Repurchase Agreement with State Street Bank
& Trust Co. dated 04/30/99 at 4.85%, to be
repurchased at $2,420,979 on 05/03/99,
collateralized by $1,965,000 U. S. Treasury
Bonds, 7.65% due 11/15/22 (valued at
$2,539,695, including interest)                    $2,420,000       $2,420,000
                                                                    ----------

TOTAL INVESTMENTS
(Strategic Income Fund) (Cost $73,768,649)                         $72,150,104
                                                                   ===========

--------------------------------------------------------------------------------
Investment Quality Bond Fund
--------------------------------------------------------------------------------
                                                    Principal             Value
                                                    ---------             -----
CORPORATE BONDS - 42.44%
Banking - 7.44%
BankAmerica Corp.,
  9.50% due 04/01/01                                 $114,000           $21,527
Credit National,
  7.00%, due 11/14/05                                 150,000           152,363
Export-Import Bank of Korea,
  6.375% due 02/15/06                                  40,000            37,356
First Financial Caribbean Corp.,
  7.84% due 10/10/06                                  135,000           135,907
NBD Bancorp,
  8.25% due 11/01/24                                  300,000           349,173
Republic New York Corp.,
  9.75% due 12/01/00                                  155,000           164,370
Royal Bank of Scotland Group Plc,
  6.40% due 04/01/09                                  150,000           147,924
U.S. Bancorp,
  7.50% due 06/01/26                                  300,000           328,626
Western Financial Savings,
  8.875% due 08/01/07                                  25,000            19,250
                                                                         ------
                                                                      1,456,496
Broadcasting - 0.16%
Emmis Communications Corp.,
  8.125% due 03/15/09, 144A                             5,000             5,000
Granite Broadcasting Corp.,
  8.875% due 05/15/08                                  15,000            14,962
Jacor Communications Co.,
  8.75% due 06/15/07                                   10,000            10,650
                                                                         ------
                                                                         30,612
Building Products - 0.11%
Falcon Building Products, Inc.,
  Step-up due 06/15/07                                 20,000            16,375
Falcon Holding Group LP,
  8.375% due 04/15/10                                   5,000             5,112
                                                                          -----
                                                                         21,487

Business Services - 0.07%
AMSC Acquisition, Inc.,
  12.25% due 04/01/08                                  $5,000            $3,700
Iron Mountain, Inc.,
  8.75% due 09/30/09                                   10,000            10,225
                                                                         ------
                                                                         13,925
Chemical Products - 1.49%
Arco Chemical Co.,
  9.80% due 02/01/20                                    5,000             4,915
Huntsman Corp.,
  9.50% due 07/01/07, 144A                             10,000             9,850
ICI North America, Inc.,
  8.875% due 11/15/06                                  65,000            71,550
ICI Wilmington, Inc.,
  6.95% due 09/15/04                                  175,000           178,903
Revlon Consumer Products Corp.,
  8.625% due 02/01/08                                   5,000             4,800
Revlon Worldwide Corp.,
  Series B, zero coupon due 03/15/01                   10,000             6,550
Sovereign Specialty Chemicals,
  9.50% due 08/01/07                                   15,000            15,525
                                                                         ------
                                                                        292,093
Crude Petroleum & Natural Gas - 1.77%
Conoco, Inc.,
  5.90% due 04/15/04                                   45,000            44,612
Conoco, Inc.,
  6.95% due 04/15/29                                   80,000            78,197
Costilla Energy, Inc.,
  10.25% due 10/01/06                                  20,000             7,200
Cross Timbers Oil Co.,
  9.25% due 04/01/07                                   10,000            10,050
Dailey Petroleum Services Corp.,
  9.50% due 02/15/08                                   25,000             7,813
Energy Corporation of America,
  9.50% due 05/15/07                                   20,000            18,600
Enron Corp.,
  6.75% due 09/01/04                                  100,000           102,335
Kelley Oil & Gas Corp.,
  14.00% due 04/15/03, 144A                            10,000            10,200
Newfield Exploration Co.,
  7.45% due 10/15/07                                   45,000            42,986
Petroleos Mexicanos,
  8.85% due 09/15/07                                   25,000            23,812
                                                                         ------
                                                                        345,805
Drugs & Health Care - 2.43%
Allegiance Corp.,
  7.00% due 10/15/26                                  325,000           329,238
Owens & Minor, Inc.,
  10.875% due 06/01/06                                 20,000            21,800
Tenet Healthcare Corp.,
  7.875% due 01/15/03                                 110,000           110,275
Universal Hospital Services, Inc.,
  10.25% due 03/01/08                                  15,000            13,875
                                                                         ------
                                                                        475,188
Electric Utilities - 0.64%
The Cleveland Electric Illuminating
  Company, 7.19% due 07/01/00                         125,000           125,943
                                                                        -------

Financial Services - 7.71%
AAG Holding, Inc.,
  6.875% due 06/01/08                                 100,000            95,863

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Financial Services - continued
Amerus Capital I,
  8.85% due 02/01/27                                 $100,000           $86,800
Amresco Communications, Inc.,
  9.875% due 03/15/05                                  10,000             8,100
Amvescap Plc,
  6.60% due 05/15/05                                  150,000           147,821
BanPonce Financial Corp.,
  6.75% due 08/09/01                                  250,000           252,235
Beneficial Corp.,
  8.40% due 05/15/08                                    5,000             4,318
EOP Operating LP,
  6.50% due 01/15/04                                   95,000            94,145
Japan Financial Corp.,
  9.125% due 10/11/00                                 200,000           209,414
KFW International Financial, Inc.,
  9.125% due 05/15/01                                 200,000           213,384
Liberty Financial Companies, Inc.,
  6.75% due 11/15/08                                   65,000            65,118
Neenah Corp.,
  11.125% due 05/01/07                                 10,000            10,150
Olympic Financial, Ltd.,
  11.5% due 03/15/07                                   10,000             8,100
Pindo Deli Financial Mauritius, Ltd.,
  10.75% due 10/01/07                                  10,000             6,525
RBF Finance,
  11.375% due 03/15/09, 144A                           10,000            10,550
Sun Canada Financial Co.,
  7.25% due 12/15/15, 144A                            200,000           206,322
Tembec Finance Corp.,
  9.875% due 09/30/05                                  10,000            10,662
                                                                         ------
                                                                      1,509,507
Food & Beverages - 0.50%
B & G Foods Corp.,
  9.625% due 08/01/07                                  10,000             9,975
Del Monte Foods Co.,
  Step-up,  due 12/15/07                               16,000            12,200
Nash Finch Company,
  8.50% due 05/01/08                                   10,000             9,100
Joseph E. Seagram & Sons, Inc.,
  7.50% due 12/15/18                                   65,000            66,260
                                                                         ------
                                                                         97,535
Homebuilders - 0.05%
Engle Homes, Inc.,
  9.25% due 02/01/08                                   10,000             9,937
                                                                          -----

Industrials - 8.01%
Abraxas Petroleum Corp.,
  11.50% due 11/01/04                                  10,000             5,775
Accuride Corp.,
  9.25% due 02/01/08                                   10,000            10,200
Acetex Corp.,
  9.75% due 10/01/03                                   10,000             9,450
Acindar Industria, Argentina,
  11.25% due 02/15/04                                  10,000             8,050
Advanced Micro Devices, Inc.,
  11.00% due 08/01/03                                  25,000            26,000
American Pad & Paper Co.,
  13.00% due 11/15/05                                  20,000            12,200
Associates Corp. of North America,
  5.75% due 11/01/03                                  120,000           118,952
Industrials - continued
Beverly Enterprises,
  9.00% due 02/15/06                                   10,000            10,050
Cincinnati Milacron, Inc.,
  7.875% due 05/15/00                                 130,000           130,999
DecisionOne Corp.1,
  9.75% due 08/01/07                                   10,000               513
Dime Capital Trust I,
  9.33% due 05/06/27                                  150,000           160,905
Disco SA,
  9.875% due 05/15/08                                  10,000             8,900
Domtar, Inc.,
  9.50% due 08/01/16                                   10,000            10,717
Duane Reade, Inc.,
  9.25% due 02/15/08                                   25,000            25,938
Dura Operations Corp.,
  9.00% due 05/01/09, 144A                              5,000             5,062
EchoStar DBS Corp.,
  9.375% due 02/01/09, 144A                            30,000            31,125
Fairchild Semiconductor Corp.,
  10.125% due 03/15/07                                 10,000            10,100
Fisher Scientific Int'l., Inc.,
  9.00% due 02/01/08                                   10,000            10,125
Frontiervision Holding, L.P.,
  Step-up, due 09/15/07                                 5,000             4,413
Gaylord Container Corp.,
   9.375% due 06/15/07                                  5,000             4,775
Globalstar LP,
  10.75% due 11/01/04                                  25,000            16,250
Grove Worldwide LLC,
  9.25% due 05/01/08                                   15,000            12,450
Grupo Int'l Durango SA,
  12.625% due 08/01/03                                 15,000            15,000
Guitar Center Management Co., Inc.,
  11.00% due 07/01/06                                  17,000            18,084
Iridium Operations LLC,
  11.25% due 07/15/05                                  25,000             7,500
K & F Industries, Inc.,
  9.25% due 10/15/07                                   10,000            10,325
KN Energy, Inc.,
  6.65% due 03/01/05                                  100,000           101,711
LaRoche Industries, Inc.,
  9.50% due 09/15/07                                    5,000             3,675
LDM Technologies, Inc.,
  10.75% due 01/15/07                                  20,000            20,600
Moog, Inc., Series B,
  10.00% due 05/01/06                                  25,000            26,031
MTL, Inc.,
  10.0% due 06/15/06                                   10,000            10,000
Multicanal,
  13.125% due 04/15/09, 144A                           20,000            20,350
News America Holdings, Inc.,
  9.25% due 02/01/13                                  250,000           299,242
NTL, Inc.,
  Step-up due 10/01/08, 144A                           20,000            14,100
Pacifica Papers, Inc.,
  10.00% due 03/15/09, 144A                             5,000             5,188
Packaging Corporation of America,
  9.625% due 04/01/09, 144A                             5,000             5,188
P&L Coal Holdings Corp.,
  9.625% due 05/15/08                                  35,000            36,312

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Industrials -- continued
Pioneer Americas Acquisiton Corp.,
  9.25% due 06/15/07                                  $10,000            $8,525
Plains Resources, Inc.,
  Series B, 10.25% due 03/15/06                        10,000            10,175
Psinet, Inc.,
  11.50% due 11/01/08                                   5,000             5,550
Psinet, Inc.,
  10.00% due 02/15/05                                  20,000            20,950
Repap New Brunswick, Inc.,
  10.625% due 04/15/05                                 25,000            20,250
Rifkin Acquisitions Partners, L.P.,
  11.125% due 01/15/06                                 10,000            11,212
Royster Clark, Inc.,
  10.25% due 04/01/09, 144A                            10,000            10,150
SCL Aereo Santiago,
  6.95% due 07/01/12, 144A                            100,000            97,679
Standard Pacific Corp.,
  8.50% due 06/15/07                                   15,000            14,700
Stater Bros. Holdings. Inc.,
  9.00% due 07/01/04                                    5,000             5,050
Sullivan Graphics, Inc.,
  12.75% due 08/01/05                                  20,000            21,200
United Industries Corp.,
  9.875% due 04/01/09, 144A                             5,000             5,188
Verio, Inc.,
  10.375% due 04/01/05                                 15,000            15,975
Verio, Inc.,
  11.25% due 12/01/08, 144A                            10,000            11,250
Wesco Distribution, Inc.,
  9.125% due 06/01/08                                  15,000            15,600
YPF SA,
  8.00% due 02/15/04                                   70,000            69,300
                                                                         ------
                                                                      1,569,009
Insurance - 4.37%
Conseco, Inc.,
  6.40% due 02/10/03                                  100,000            96,315
Conseco, Inc.,
  6.80% due 06/15/05                                   50,000            48,565
Equitable Companies, Inc.,
  7.00% due 04/01/28                                  100,000           100,120
Florida Windstorm Underwriting,
  7.125% due 02/25/19, 144A                           180,000           181,825
Jackson National Life Insurance Co.,
  8.15% due 03/15/27, 144A                            100,000           107,798
Ohio National Life Insurance Co.,
  8.50% due 05/15/26, 144A                            150,000           163,272
Security Benefit Life Co.,
  8.75% due 05/15/16, 144A                            150,000           157,932
                                                                        -------
                                                                        855,827
Leisure Time - 0.42%
Argosy Gaming Co.,
  13.25% due 06/01/04                                  10,000            11,325
Aztar Corp.,
  8.875% due 05/15/07, 144A                            10,000            10,025
AMC Entertainment, Inc.,
  9.50% due 03/15/09                                   10,000             9,850
Bell Sports, Inc.,
  11.00% due 08/15/08                                  10,000            10,200
Fitzgerald's Gaming Corp.,
  12.25% due 12/15/04                                   5,000             2,125
Loew's Cineplex Entertainment Corp.,
  8.875% due 08/01/08                                  10,000            10,025
Station Casinos, Inc.,
  8.875% due 12/01/08, 144A                            15,000            15,525
True Temper Sports, Inc.,
  10.875% due 012/01/08, 144A                          15,000            14,025
                                                                         ------
                                                                         83,100
Metal Products - 0.03%
Silgan Holdings, Inc.,
  9.00% due 06/01/09                                    5,000             5,150
                                                                          -----

Office Products - 0.49%
Boise Cascade Office Products Co.,
  7.05% due 05/15/05                                  100,000            95,990
                                                                         ------

Paper - 0.53%
Boise Cascade Corp.,
  9.90% due 10/01/01                                  100,000           104,532
                                                                        -------

Retail Trade - 0.53%
J.C. Penney, Inc.,
  7.40% due 04/01/37                                  100,000           103,704
                                                                        -------

Steel - 0.10%
AK Steel Corp.,
  7.875% due 02/15/09, 144A                            15,000            15,037
Armco, Inc.,
  9% due 09/15/07                                       5,000             5,213
                                                                          -----
                                                                         20,250
Telecommunication Services - 3.02%
Adelphia Communications Corp.,
  8.375% due 02/01/08                                   5,000             5,112
Allbritton Communications Co.,
  8.875% due 02/01/08                                  20,000            20,500
Bendek Communications Corp.,
  Step-up due 05/15/06                                  5,000             3,813
BTI Telecommunications Corp.,
  10.50% due 09/15/07                                  20,000            18,650
Charter Communications Holdings,
  8.625% due 04/01/09, 144A                            15,000            15,356
Century Communications,
  Step-up,  due 01/15/08 *                             35,000            16,625
Concentric Network Corp.,
  12.75% due 12/15/07, 144A                            10,000            11,363
e.Spire Communications, Inc.,
  Step-up,  due 04/01/06 *                             15,000            10,050
e.Spire Communications, Inc.,
  Step-up,  due 07/01/08 *                             10,000             4,700
GST Telecommunications, Inc.,
  Step-up due 11/15/07 *                               20,000            21,625
Innova S. de R.L.,
  12.875% due 04/01/07                                 20,000            17,400
Intermedia Communications, Inc.,
  8.875% due 11/01/07                                  25,000            25,125
Intermedia Communications, Inc.,
  8.6% due 06/01/08                                    10,000             9,950
ITC Deltacom, Inc.,
  8.875% due 03/01/08                                  10,000            10,250
ITC Deltacom, Inc.,
  9.75% due 11/15/08                                    5,000             5,325
IXC Communications, Inc.,

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Telecommunication Services - continued
  9.00% due 04/15/08                                  $20,000           $20,100
KMC Telecom. Holdings, Inc.,
  Step-up due 02/15/08, 144A                           50,000            28,500
Level 3 Communications, Inc.,
  8.00% due 08/01/08                                    5,000             5,094
Level 3 Communications, Inc.,
  9.125% due 05/01/08                                   5,000             5,112
LIN Holdings Corp.,
  Step-up due 03/01/08 *                               30,000            21,000
MGC Communications, Inc.,
  13.0% due 10/01/04                                    5,000             4,725
Nextlink Communications, Inc.,
  Step-up due 04/15/08 *                               30,000            19,350
Paging Network, Inc.,
  10.125% due 08/01/07                                 15,000            12,150
RCN Corporation,
  Step-up due 07/01/08                                 15,000             9,600
RSL Communications Plc,
  9.125% due 03/01/08                                  10,000             9,750
Telecommunications Techniques Co., LLC,
  9.75% due 05/15/08                                   15,000            15,375
Tele-Communications, Inc.,
  9.25% due 04/15/02                                  200,000           218,918
Time Warner Telecommunications, LLC,
  9.75% due 07/15/08                                   10,000            10,800
Viatel, Inc.,
  11.25% due 04/15/08                                  15,000            15,675
                                                                         ------
                                                                        591,993
Telephone - 2.14%
Classic Cable, Inc.,
  9.875% due 08/01/08, 144A                             5,000             5,350
MobileMedia Communications, Inc.
  9.375% due 11/01/07 /\                               50,000             4,500
Nextel Communications, Inc.,
  Step up to 9.75% due 10/31/07                        60,000            46,200
U.S. West Capital Funding, Inc.,
  6.25% due 07/15/05                                  150,000           150,933
WorldCom, Inc.,
  7.55% due 04/01/04                                  200,000           212,240
                                                                        -------
                                                                        419,223
Transportation - 0.30%
Johnstown American Industries, Inc.,
  11.75% due 08/15/05                                  20,000            21,700
Southern Railway Company,
  8.75% due 10/15/03                                   30,000            32,688
Werner Holding, Inc.,
  10.00% due 11/15/07                                   5,000             5,125
                                                                          -----
                                                                         59,513
Utilities - 0.13%
GCI, Inc.,
  9.75% due 08/01/07                                   25,000            25,812
                                                                         ------

TOTAL CORPORATE BONDS
  (Cost $8,360,958)                                                  $8,312,631
                                                                     ----------
U.S. TREASURY OBLIGATIONS - 22.53%
U.S. Treasury Bonds - 22.53%
7.50% due 11/15/16                                   $250,000          $292,812
9.25% due 02/15/16                                    125,000           169,199
11.875% due 11/15/03                                  250,000           314,883
12.00% due 08/15/13                                 2,500,000         3,634,375
                                                                     ----------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $4,493,965)                                                 $4,411,269
                                                                     ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.10%
Federal Home Loan Mortgage Corp. - 5.36%
6.00% due 11/01/13 - 09/25/22                        $768,161          $747,251
6.50% due 06/15/23                                    100,000           100,375
7.00% due 09/15/21                                    200,000           201,562
                                                                        -------
                                                                      1,049,188
Federal National Mortgage Association - 7.95%
5.50% due 08/01/28                                    351,149           330,189
6.00% due 11/01/28                                    295,545           286,401
6.18% due 07/01/08                                     19,843            19,822
6.25% due 11/25/19                                    500,000           503,125
6.27% due 11/01/07                                     54,433            54,713
6.295% due 06/01/08                                    19,833            19,958
6.30% due 01/01/08                                     19,749            19,884
6.305% due 02/01/08                                   197,586           201,309
6.34% due 01/01/0/                                     19,622            19,805
6.39% due 01/01/06                                     19,343            19,568
6.43% due 01/01/08                                     19,748            20,041
6.981% due 06/01/07                                    19,595            20,478
7.04% due 03/01/07                                     19,636            20,581
7.28% due 10/01/06                                     19,585            20,753
                                                                         ------
                                                                      1,556,627
Government National Mortgage Association - 2.79%
7.00% due 06/15/23 - 10/15/23                         538,693           547,787
                                                                        -------

TOTAL U.S. GOVERNMENT AGENCY                                         $3,153,602
OBLIGATIONS (Cost $3,108,833)                                        ==========

MUNICIPAL SECURITIES - 1.75%
Other Municipal Securities - 1.75%
Philadelphia, PA, Retirement System
  Authority, 5.59% due 04/15/05                      $170,000          $166,214
Phoenix, AZ, Civic Improvement
  Corp., 6.30% due 07/01/08                           125,000           123,364
Southern California Public Power
  Authority, 6.93% due 05/15/17                        50,000            52,208
                                                                         ------

TOTAL MUNICIPAL SECURITIES                                             $341,786
   (Cost $350,856)                                                     ========

FIXED INCOME - OTHER - 2.48%
Other Asset Backed Securities - 2.48%
Aesop Funding II LLC,
  6.40% due 10/20/03, 144A                           $100,000          $101,192
First Union Lehman Bros., Series 1997,
  Class A2, 6.60% due 05/18/07                        200,000           201,100
Continental Airlines,
  6.90% due 01/02/18                                  100,000           101,452
Continental Airlines pass-through,
  6.648% due 09/15/17                                  69,282            68,460
Western Financial Grantor Trust, Series
  1995, Class A1, 7.10% due 07/01/00                   12,890            12,959
                                                                         ======

TOTAL FIXED INCOME - OTHER                                             $485,163
 (Cost $484,510)                                                       ========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares             Value
                                                       ------             -----
PREFERRED STOCKS - 0.28%
Concentric Network, PIK 13.5%                               5            $5,462
Fairfield Mfg. Co., Inc., PIK 11.25%                       25            25,625
Primedia, Inc., 8.625%                                    145            14,101
SF Holdings Group, Inc.*, 13.75%                            2             7,200
SF Holdings Group, Inc. * 144A                             74              $148
Viatel, Inc. 144A, CV 10.0%                                 7             1,682

TOTAL PREFERRED STOCKS (Cost $63,278)                                   $54,218
                                                                        -------
WARRANTS - 0.01%
Arch Communications Group,
  Rts. Exp. 05/14/99                                   12,527                 0
American Mobile Satellite, 144A,
  Exp. 04/01/08                                             5               151
Concentric Network Corp.*,
  Exp. 12/15/07                                             5             1,421
KMC Telecom. Holdings, Inc.*,
  Exp. 04/15/08                                            50               131
                                                                            ---

TOTAL WARRANTS (Cost $0)                                                 $1,703
                                                                         ------

SHORT TERM INVESTMENT - 14.41%
Navigator Securities Lending Trust                 $2,821,919        $2,821,919
                                                   ----------        ----------

TOTAL INVESTMENTS (Investment
Quality Bond Fund) (Cost $19,684,319)                               $19,582,291
                                                                    ===========

-------------------------------------------------------------------------------
National Municipal Bond Fund
-------------------------------------------------------------------------------
                                                    Principal             Value
                                                    ---------             -----
LONG-TERM INVESTMENTS - 98.05%
Alabama - 1.87%
Alabama Housing Finance Authority
 Single Family Mortgage Revenue
 Collateralized Home Mortgage Program,
 Series B-2, 6.40%, 04/01/25                         $275,000          $287,394
                                                                       --------

California - 6.93%
 California Housing Finance Agency
 Revenue, Series H, 6.15%, 08/01/16                 1,000,000         1,065,200
                                                                      ---------

Florida - 1.64%
Florida State Dept. of Transportation
 Right of Way, Series A, 5%,
 due 07/01/16                                         250,000           251,472
                                                                        -------

Illinois - 8.65%
Illinois Health Facilities Authority
 Revenue (Hospital Association
 Project), 7.00%, 02/15/22                            200,000           220,610
Chicago, Illinois, Water
  Revenue, 6.50%, 11/01/15                            500,000           594,865
Chicago, Illinois, Skyway Toll Bridging
  Revenue, 5.375%, 01/01/16                           500,000           514,200
                                                                        -------
                                                                      1,329,675
Iowa - 1.09%
Iowa Finance Authority Hospital Facility
 Revenue Refunding (Trinity Regional
 Hospital Project), 7.00%, 07/01/12                   150,000           166,572
                                                                        -------

Louisiana - 3.36%
Louisiana Public Facilities Authority Hospital
 Revenue Refunding (Touro Infirmary
 Project), Series B, 6.125%, 08/15/23                 500,000           516,920
                                                                        -------

Maine - 0.17%
Maine State Housing Authority
  Mortgage Purchase, Series A-4,
  6.375%,  11/15/12                                    25,000            26,197
                                                                         ------

Massachusetts - 3.53%
Massachusetts State Special Obligation
  Revenue, Series A, 5.50%, 06/01/13                  500,000           543,000
                                                                        -------

Michigan - 3.39%
Detroit, Michigan, City School District,
 Series C, 5.25%, 05/01/17                            500,000           520,165
                                                                        -------

Missouri - 3.59%
Missouri State Health & Educational
 Facilities Authority Revenue,
 6.25%, 02/15/11                                      500,000           552,016
                                                                        -------

Nevada - 7.78%
Clark County Nevada School District
 5.50%, 06/15/11                                      500,000           541,435
Nevada Housing Division, Single-Family
 Program, B-2,  6.95%, 10/01/26                       285,000           304,149
Nevada Housing Division, Single-Family
 Program, Issue C,  6.35%, 10/01/12                   330,000           350,840
                                                                        -------
                                                                      1,196,424
New Jersey - 3.68%
New Jersey Economic Development
 Authority Water Facilities Revenue
 (New Jersey American Water
 Company, Incorporated Project),
  6.875%, 11/01/34                                    500,000           566,190
                                                                        -------

New York - 20.66%
Long Island Power Authority, New
 York Electric Systems Revenue,
  5.125%, 04/01/12                                    250,000           258,790
New York State Local Government
  Assistance Corporation, Series A,
  6.00%, 04/01/16                                   1,000,000         1,090,880
New York State Dormitory Authority
 Revenue, State University Educational
 Facilities, Series A, 6.25%, 05/15/08                500,000           555,670
New York State Environmental Facilities
 Corporation Pollution Control Revenue
 Refunding (IBM Corporation Project),
 7.125%, 07/01/12                                     580,000           612,155
New York State Mortgage Agency
 Revenue, Series 40-A, 6.35%,
  04/01/21                                            630,000          658,898
                                                                       -------
                                                                     3,176,393
Pennsylvania - 7.23%
Delaware Valley, Pennsylvania,
  Regional Finance Authority
  Series A, 5.50%, 08/01/28                           500,000          536,555



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Pennsylvania - continued
Philadelphia, Pennsylvania,  Water
  & Wastewater Revenue,
  6.25%, 08/01/12                                    $500,000          $575,225
                                                                       --------
                                                                      1,111,780
South Carolina - 3.46%
Greenville Hospital Systems
  Hospital Facilities Revenue,
  Series B, 5.70%, 05/01/12                           500,000          531,455
                                                                       -------

Tennessee - 3.25%
Humphreys County, Tennessee,  Industrial
 Development Board Solid Waste Disposal
 Revenue (E.I. Du Pont De Nemours &
 Company Project), 6.70%, 05/01/24                    450,000          498,758
                                                                       -------

Texas - 4.44%
Texas State Veterans Housing
 Assistance, 6.80%, 12/01/23                           75,000           80,354
Port Arthur, Texas,  Navy District,
 Zero Coupon, 03/01/10                              1,000,000          602,550
                                                                       -------
                                                                       682,904
Virginia - 2.05%
Virginia State Housing Development
 Authority Commonwealth Mortgage,
 Subseries I-1, 6.55%, 07/01/17                       300,000          315,738
                                                                       =======

Washington - 3.51%
Washington State General Obligation,
  Series C, 5.50%, 07/01/16                           500,000          539,975
                                                                       -------

Wisconsin - 7.77%
Wisconsin Housing & Economic
 Development Authority Home Ownership
 Revenue, Series D, 6.10%, 07/01/24                   115,000          118,053
Wisconsin State Health & Educational
 Facilities Authority Revenue, Mercy
 Hospital of Janesville, Incorporated,
 6.60%, 08/15/22                                    1,000,000        1,076,940
                                                                     ---------
                                                                     1,194,993
TOTAL LONG TERM INVESTMENTS
  (Cost $14,267,274)                                               $15,073,221
                                                                   ===========

SHORT TERM INVESTMENTS - 1.95%
Louisiana - 1.30%
East Baton Rouge Parish, Louisiana,
  Solid Waste Revenue (Exxon Project)
  4.35% due 12/01/28                                 $200,000         $200,000

Virginia - 0.65%
King George County, Virginia, Industrial
 Development Authority, Exempt
 Facility Revenue (Birchwood Power
 Partners), 4.30% due 03/01/27                        100,000          100,000
                                                                       -------

TOTAL SHORT TERM INVESTMENTS
  (Cost $300,000)                                                     $300,000
                                                                      --------
TOTAL INVESTMENTS
 (National Municipal Bond Fund)
  (Cost $14,567,274)                                               $15,373,221
                                                                   ===========

--------------------------------------------------------------------------------
U.S. Government Securities Fund
--------------------------------------------------------------------------------
                                                    Principal             Value
                                                    ---------             -----
U.S. TREASURY OBLIGATIONS - 6.30%
U.S. Treasury Bonds - 2.06%
5.250% due 02/15/29                                $1,000,000          $938,750
6.375% due 08/15/27                                   800,000           854,376
                                                                        -------
                                                                      1,793,126
                                                                      ---------
U.S. Treasury Notes - 4.24%
4.750% due 11/15/08                                   465,000           444,145
5.625% due 12/31/02                                 2,000,000         2,026,560
5.750% due 04/30/03                                 1,200,000         1,221,372
                                                                      ---------
                                                                      3,692,077
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,470,866)                                                  $5,485,203
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.05%
U.S. Department of Veteran Affairs - 0.60%
7.25% due 10/15/10  REMIC                            $527,170          $526,838
                                                                       --------

Federal Home Loan Banks - 1.71%
5.80% due 09/02/08**                                1,500,000         1,490,160
                                                                      ---------

Federal Home Loan Mortgage Corporation - 30.58%
6.00% due 12/01/99 - 10/01/28                       9,498,228         9,226,056
6.247% due 03/25/21  REMIC**                        3,000,000         2,988,150
6.50% TBA**                                         4,000,000         3,977,480
7.00% due 10/01/12                                  6,478,736         6,620,426
7.00% due 04/15/21                                  1,005,812         1,015,870
8.00% due 06/01/08                                    165,877           171,796
8.25% due 07/01/06                                    122,627           126,433
8.50% due 05/01/08                                    157,367           162,585
9.50% due 08/01/20                                    604,178           643,812
10.0% due 03/01/16                                  1,544,420         1,672,823
11.75% due 08/01/13                                    32,431            36,250
                                                                         ------
                                                                     26,641,681
Federal National Mortgage Association - 37.57%
6.50% TBA**                                         5,400,000         5,364,522
6.50% due 12/01/03 - 08/01/27                       2,167,768         2,158,773
6.527% due 05/25/30 REMIC                           2,750,000         2,775,410
6.783% due 01/17/03 REMIC                           1,009,480         1,022,724
6.793% due 12/28/28 REMIC                           2,340,759         2,311,721
7.00% TBA**                                         1,000,000         1,013,120
7.00% due 05/01/26 - 03/01/29                      12,217,223        13,409,984
8.00% due 08/01/04                                     29,364            29,702
8.25% due 03/25/06 REMIC                              675,000           718,875
8.50% due 08/01/02                                     55,522            57,236
11.00% due 02/01/15                                       371               410
11.50% due 04/01/19                                   191,598           214,507
12.00% due 02/01/16 - 04/01/16                      1,223,869         1,423,531
12.50% due 07/01/15                                   900,868         1,063,024
13.00% due 01/01/99                                   782,952           923,884
14.50% due 11/01/14                                   202,064           240,962
                                                                        -------
                                                                     32,728,385
Government National Mortgage Association - 5.59%
7.50% TBA**                                         1,000,000         1,030,620
7.50% due 04/15/02 - 09/15/27                         949,255           976,182
7.75% due 04/15/04                                     44,457            45,682
8.00% due 11/15/06 - 02/15/08                          31,355            32,739
9.00% due 03/20/16 - 06/20/17                       1,350,897         1,441,548
10.25% due 03/15/01                                    21,834            22,295
11.00% due 03/15/00 - 09/20/15                         26,093            27,596


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
Government National Mortgage Association - continued
11.25% due 10/20/15                                    $9,875           $10,655
11.50% due 08/20/00 - 09/20/15                        375,984           418,992
12.50% due 09/15/14                                    41,179            47,264
13.00% due 01/15/11 - 06/15/15                        390,940           450,142
13.25% due 07/15/14                                    39,637            45,236
13.50% due 11/15/12 - 02/15/13                         34,606            40,142
15.00% due 07/15/11 - 09/15/12                         77,218            92,616
15.50% due 08/15/11 - 12/15/11                        151,165           177,520
16.00% due 11/15/11                                     9,547            11,539
                                                                         ------
                                                                      4,870,768
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $66,543,125)                                      $66,257,832
                                                                    -----------

REPURCHASE AGREEMENTS - 17.65%
Repurchase Agreement with State Street Bank &
Trust Co.dated 4/30/99 at 4.85%, to be repurchased
at $15,378,213 on 5/03/99, collateralized by
$12,470,000 U.S. Treasury Bonds, 7.625% due
11/15/22 (valued at $16,117,044
including interest)                               $15,372,000       $15,372,000
                                                                    -----------

TOTAL INVESTMENTS (U.S. Government
  Securities Fund ) (Cost $87,385,991)                              $87,115,035
                                                                    ===========

--------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------

                                                    Principal             Value
                                                    ---------             -----
COMMERCIAL PAPER - 47.51%
Anheuser Busch, Inc.,
  4.77% due 05/20/99                               $1,000,000          $997,482
B P America, Inc.,
  4.78% due 07/12/99                                1,000,000           990,440
Bank of Montreal,
4.79% due 07/12/99                                  1,000,000           990,420
Bayer Corp.,
  4.80% due 05/07/99                                1,000,000           999,200
Walt Disney Co.,
  4.74 % due 06/08/99                               1,000,000           994,997
Emerson Electric,
  4.76% due 05/06/99                                1,000,000           999,340
General Electric Capital Corp.,
  4.84% due 08/05/99                                1,000,000           987,093
Goldman Sachs Group LP,
  4.78% due 06/22/99                                1,000,000           993,096
J.P. Morgan & Co., Inc.,
  4.80% due 07/12/99                                1,000,000           990,400
Paccar Financial Corp.,
  4.77% due 05/03/99                                1,000,000           999,735
Procter & Gamble Co.,
  4.82% due 05/27/99                                1,000,000           996,519
                                                                        -------

TOTAL COMMERCIAL PAPER                                               10,938,722

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.77%
Student Loan Marketing Association - 13.02%
4.566% due 08/02/99                                $3,000,000        $2,998,585

Federal Home Loan Banks - 12.97%
4.69% disc note due 06/02/99                        3,000,000         2,987,493

Federal Home Loan Mortgage Corporation - 8.67%
4.74% disc note due 05/17/99                       $2,000,000        $1,995,787

Federal National Mortgage Association - 8.11%
4.72% disc note due 09/13/99                        1,900,000         1,866,370

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS                                                          $9,848,235

U.S. TREASURY OBLIGATIONS - 2.16%
U.S. Treasury Bills - 2.16%
4.375% due 06/10/99                                  $500,000          $497,569
                                                                       --------

TOTAL US TREASURY OBLIGATIONS                                          $497,569

REPURCHASE AGREEMENT - 7.56%
Repurchase Agreement with State Street Bank & Trust Co.
dated 04/30/99 at 4.80%, to be repurchased at $1,740,696
on 05/03/99, collateralized by $1,385,000 U.S. Treasury
Bonds, 8.125% due 08/15/99 (valued at
$1,800,196, including interest)                    $1,740,000        $1,740,000
                                                   ----------        ----------

TOTAL INVESTMENTS
(Money Market Fund)                                                 $23,024,526





================================================================================



   Key to Currency Abbreviations
   -----------------------------

   AUD  -  Australian Dollar
   EUR  -  Euro Currency
   GBP  -  Great British Pound
   GRD  -  Greek Drachma
   HKD  -  Hong Kong Dollar
   ITL  -  Italian Lira
   JPY  -  Japanese Yen
   NOK  -  Norwegian Krone
   PLN  -  Polish Zloty
   SGD  -  Singapore Dollar
   SEK  -  Swedish Krona
   CHF  -  Swiss Franc

   Key to Security Abbreviations and Legend
   ----------------------------------------

   ADR  -  American Depository Receipt
   REMIC   Real Estate Mortgage Investment Conduit
   TBA  -  To Be Announced
   1       Non-Income producing, issuer is in default of interest payments
   /\   -  Non-Income producing, issuer is in bankruptcy and
           is in default of interest payments
   *    -  Non-Income producing
   **   -  Purchased on a forward commitment (Note 2)


The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUND. North American Funds (the "Fund") is an open-end, diversified management investment company. The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of April 30, 1999, the Fund offered the following fifteen portfolios: the International Small Cap Fund ("International Small Cap"), the International Equity Fund, (formerly the International Growth and Income Fund) ("International Equity"), the Global Equity Fund ("Global Equity"), the Emerging Growth Fund ("Emerging Growth"), the Small/Mid Cap Fund ("Small/Mid Cap"), the Growth Equity Fund ("Growth Equity"), the Tax-Sensitive Equity Fund ("Tax-Sensitive Equity"), the Growth and Income Fund ("Growth and Income"), the Equity-Income Fund ("Equity-Income"), the Balanced Fund ("Balanced"), the Strategic Income Fund ("Strategic Income"), the Investment Quality Bond Fund ("Investment Quality Bond"), the National Municipal Bond Fund ("National Municipal Bond"), the U.S. Government Securities Fund ("U.S. Government Securities") and the Money Market Fund ("Money Market").

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. Class C shares will automatically convert to Class A shares of the same portfolio ten years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio are allocated on a pro-rata basis to each class based on their relative net assets.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree"), serves as investment adviser and principal underwriter for the Fund. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund.

CypressTree, located in Boston, Massachusetts, was formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers, banks and other intermediaries.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Funds' financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. Securities held by Money Market and money market instruments with remaining maturities of 60 days or less held by the other portfolios are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and
     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.
Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios with the exception of U.S. Government Securities, National Municipal Bond and Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------


Note 2 - continued

rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured.

Forward Commitments. The Fund may make forward commitments to purchase and sell securities. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At April 30, 1999, the forward commitments were $700,491 in Strategic Income and $15,264,827 in U. S. Government Securities.

Mortgage Dollar Rolls. Strategic Income and U. S. Government Securities may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At April 30, 1999, the value of the securities loaned amounted to $2,708,802, $62,318, $12,016,379, $7,985,067, $2,419,915, $5,052,259, $3,286,961, $4,091,457 and
$2,743,665 in International Small Cap, International Equity, Global Equity, Small/Mid Cap, Growth Equity, Growth and Income, Balanced, Strategic Income and Investment Quality Bond, respectively. At April 30, 1999, the value of collateral amounted to $2,854,376, $65,020, $12,498,705, $8,163,172, $2,501,536,
$6,184,920, $3,437,871, $4,299,280 and $2,821,919 in International Small Cap,
International Equity, Global Equity, Small/Mid Cap, Growth Equity, Growth and Income, Balanced, Strategic Income and Investment Quality Bond, respectively.

Organization Costs. Costs incurred by each portfolio in connection with its organization are being amortized on a straight line basis over a five year period.

Federal Income Taxes. The Fund's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Strategic Income, Investment Quality Bond, National Municipal Bond, U.S. Government Securities and Money Market, semi-annually to shareholders of International Equity and Growth and Income, and annually to shareholders of International Small Cap, Global Equity, Emerging Growth, Small/Mid Cap, Growth Equity, Tax-Sensitive Equity, Equity-Income and Balanced. During any particular year, net realized gains from investment, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not

NORTH AMERICAN FUNDS
Notes to Financial Statements
-------------------------------------------------------------------------------

Note 2 - continued

distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

Capital Loss Carryforwards. At April 30, 1999, capital loss carryforwards available to offset future recognized gains were approximately:

                                                              Capital Loss Carryforwards
                                                                   Expiration Year
                                   ---------------------------------------------------------------------------------
Portfolio                                2002              2003              2004              2005              2006
-----------------------------      ---------------   --------------    -------------     -------------     -------------
Emerging Growth ...........                --                --                --                --        $   39,153
International Small Cap ...                --                --        $   54,060        $  517,432            85,758
Investment Quality Bond ...        $  329,026                --                --                --                --
National Municipal Bond ...                --        $   24,157                --                --                --
Tax-Sensitive Equity ......                --                --                --                --           754,731
U. S. Government Securities                --         1,062,756                --                --                --
Money Market ..............                --                --                --             1,702             1,156

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, U.S. Government Securities may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, U.S. Government Securities may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.


3. CAPITAL SHARES. Share activity for the period ended April 30, 1999, is as follows:

                                               Class A                        Class B                         Class C
                                      ---------------------------    ---------------------------    -----------------------------
                                         Shares       Capital           Shares       Capital           Shares         Capital
                                      ------------- -------------    ------------- -------------    -------------- --------------
International Small Cap
-----------------------
Sold ............................         14,337     $   217,760          39,393    $    599,088          28,923    $    425,517
Redeemed ........................        (32,921)       (498,476)       (112,880)     (1,678,786)       (113,485)     (1,682,597)
                                       -----------   -------------     -----------   -------------    ------------   -------------
     Net increase/(decrease) ....        (18,584)   ($   280,716)        (73,487)   ($ 1,079,698)        (84,562)   ($ 1,257,080)
                                       ===========   =============     ===========   =============    ============   =============

International Equity
--------------------
Sold ............................         44,568     $   470,473         124,961     $ 1,343,439          47,999    $    516,392
Reinvestment of distributions ...          1,100          11,388           3,861          39,697           2,310          23,747
Redeemed ........................        (78,998)       (839,393)       (210,903)     (2,228,672)       (232,924)     (2,501,947)
                                       -----------   -------------    ------------    ------------    ------------   -------------
     Net increase/(decrease) ....        (33,330)   ($   357,532)        (82,081)   ($   845,536)       (182,615)   ($ 1,961,808)
                                       ===========   =============    ============    ============    ============   =============

Global Equity
-------------
Sold ............................        736,692    $ 11,522,849          86,493    $  1,370,894       1,004,336    $ 16,065,892
Reinvestment of distributions ...        142,681       2,268,622         131,730       2,068,161         255,619       4,026,003
Redeemed ........................     (1,386,005)    (21,676,363)       (293,210)     (4,634,129)     (1,545,793)    (24,640,152)
                                       -----------   -------------    ------------   -------------    ------------   -------------
     Net increase/(decrease) ....       (506,632)   ($ 7,884,892)        (74,987)   ($ 1,195,074)       (285,838)   ($ 4,548,257)
                                       ===========   =============    ============   =============    ============   =============

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                Class A                        Class B                         Class C
                                       ----------------------------    ----------------------------    -----------------------------
                                          Shares          Capital         Shares         Capital          Shares         Capital
                                       ------------    ------------    ------------    ------------    ------------    ------------
Emerging Growth
---------------
Sold ...............................         10,230    $     98,482          41,868    $    405,631          12,174    $    118,083
Redeemed ...........................         (8,545)        (85,642)        (19,133)       (187,511)         (8,679)        (83,840)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......          1,685    $     12,840          22,735    $    218,120           3,495    $     34,243
                                       ============    ============    ============    ============    ============    ============

Small/Mid Cap
-------------
Sold ...............................         68,303    $  1,182,713         187,319    $  3,203,614         290,082    $  4,951,464
Reinvestment of distributions ......         25,158         411,088          78,912       1,259,456          86,436       1,382,112
Redeemed ...........................        (86,688)     (1,555,526)       (145,799)     (2,467,810)       (284,924)     (4,842,825)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......          6,773    $     38,275         120,432    $  1,995,260          91,594    $  1,490,751
                                       ============    ============    ============    ============    ============    ============

Growth Equity
-------------
Sold ...............................         73,206    $  1,439,476         167,282    $  3,273,956         266,161    $  5,165,431
Reinvestment of distributions ......         14,236         259,959          39,479         708,254          45,769         820,177
Redeemed ...........................        (59,451)     (1,158,167)        (87,015)     (1,701,369)        (96,658)     (1,852,848)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         27,991    $    541,268         119,746    $  2,280,841         215,272    $  4,132,760
                                       ============    ============    ============    ============    ============    ============

Tax-Sensitive Equity
--------------------
Sold ...............................         38,290    $    365,774         149,158    $  1,418,610         112,652    $  1,076,588
Redeemed ...........................       (278,734)     (2,635,282)        (60,653)       (591,678)       (105,115)     (1,049,293)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......       (240,444)   ($ 2,269,508)         88,505    $    826,932           7,537    $     27,295
                                       ============    ============    ============    ============    ============    ============

Growth and Income
-----------------
Sold ...............................        343,593    $  9,099,146         594,552    $ 15,490,924         819,587    $ 21,578,467
Reinvestment of distributions ......         64,033       1,620,044         114,011       2,851,439         176,942       4,443,012
Redeemed ...........................       (308,817)     (8,135,157)       (282,439)     (7,345,340)       (561,168)    (14,721,810)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         98,809    $  2,584,033         426,124    $ 10,997,023         435,361    $ 11,299,669
                                       ============    ============    ============    ============    ============    ============

Equity-Income
-------------
Sold ...............................        152,605    $  2,661,039         105,729    $  1,812,358         223,840    $  3,881,085
Reinvestment of distributions ......        171,602       2,870,904         159,351       2,648,405         397,370       6,644,038
Redeemed ...........................       (769,040)    (13,112,260)       (375,207)     (6,342,543)     (1,172,042)    (19,991,852)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......       (444,833)   ($ 7,580,317)       (110,127)   ($ 1,881,780)       (550,832)   ($ 9,466,729)
                                       ============    ============    ============    ============    ============    ============

Balanced
--------
Sold ...............................        126,769    $  1,361,173          74,458    $    806,777         248,041    $  2,709,845
Reinvestment of distributions ......        124,734       1,332,156         143,215       1,528,102         483,803       5,230,024
Redeemed ...........................       (127,102)     (1,366,678)       (246,745)     (2,657,075)       (567,104)     (6,195,990)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        124,401    $  1,326,651         (29,072)   ($   322,196)        164,740    $  1,743,879
                                       ============    ============    ============    ============    ============    ============

Strategic Income
----------------
Sold ...............................        302,244    $  2,706,851         418,673    $  3,813,599         132,881    $  1,202,158
Reinvestment of distributions ......         40,975         369,639          72,475         653,417          95,893         864,720
Redeemed ...........................       (779,605)     (7,001,802)       (721,380)     (6,500,903)       (731,362)     (6,581,523)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......       (436,386)   ($ 3,925,312)       (230,232)   ($ 2,033,887)       (502,588)   ($ 4,514,645)
                                       ============    ============    ============    ============    ============    ============

Investment Quality Bond
-----------------------
Sold ...............................         50,541    $    532,195         127,326    $  1,354,701          90,918    $    958,814
Reinvestment of distributions ......         14,016         148,058           9,643         101,835          11,433         120,721
Redeemed ...........................        (69,837)       (734,037)       (144,964)     (1,526,554)        (77,813)       (817,244)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         (5,280)   ($    53,784)         (7,995)   ($    70,018)         24,538    $    262,291
                                       ============    ============    ============    ============    ============    ============

National Municipal Bond
-----------------------
Sold ...............................          1,985    $     19,366          31,289    $    317,752          52,868    $    537,917
Reinvestment of distributions ......          5,850          59,421           4,824          48,994           6,060          61,536
Redeemed ...........................        (25,685)       (260,914)        (36,044)       (366,231)        (80,258)       (814,883)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        (17,850)   ($   182,127)             69    $        515         (21,330)   ($   215,430)
                                       ============    ============    ============    ============    ============    ============

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                  Class A                        Class B                          Class C
                                       -----------------------------   -----------------------------   -----------------------------
                                           Shares         Capital         Shares          Capital         Shares          Capital
                                       -------------   -------------   -------------   -------------   -------------   -------------
U.S. Government Securities
--------------------------
Sold ...............................        348,846    $  3,443,801         204,183    $  2,023,108       1,469,492    $ 14,620,547
Reinvestment of distributions ......         79,419         792,530          20,056         199,983          22,564         224,961
Redeemed ...........................       (883,475)     (8,768,253)       (641,984)     (6,409,541)     (1,497,923)    (14,906,807)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......       (455,210)   ($ 4,531,922)       (417,745)   ($ 4,186,450)         (5,867)   ($    61,299)
                                       ============    ============    ============    ============    ============    ============

Money Market
------------
Sold ...............................     19,379,544    $ 19,380,971       7,066,942    $  7,067,400      13,880,271    $ 13,881,326
Reinvestment of distributions ......        157,442         157,441          78,226          78,226         133,681         133,681
Redeemed ...........................    (19,551,941)    (19,551,941)     (8,091,196)     (8,091,196)    (14,476,218)    (14,476,218)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        (14,955)   ($    13,529)       (946,028)   ($   945,570)       (462,266)   ($   461,211)
                                       ------------    ------------    ------------    ------------    ------------    ------------

Share activity for the year ended October 31, 1998, was as follows:


                                                  Class A                        Class B                          Class C
                                       -----------------------------   -----------------------------   -----------------------------
                                           Shares         Capital         Shares          Capital         Shares          Capital
                                       -------------   -------------   -------------   -------------   -------------   -------------
International Small Cap
-----------------------
Sold ...............................         38,317    $    585,923         158,290    $  2,313,605          99,606    $  1,479,559
Redeemed ...........................       (114,707)     (1,649,155)       (177,019)     (2,565,436)       (158,567)     (2,352,841)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        (76,390)   ($ 1,063,232)        (18,729)   ($   251,831)        (58,961)   ($   873,282)
                                       ============    ============    ============    ============    ============    ============

International Equity
--------------------
Sold ...............................        199,128    $  2,104,258         276,576    $  2,901,231         218,156    $  2,308,683
Reinvestment of distributions ......         44,088         424,134         131,412       1,264,722          73,392         706,029
Redeemed ...........................       (272,419)     (2,839,795)       (490,983)     (5,115,710)       (263,329)     (2,792,273)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        (29,203)   ($   311,403)        (82,995)   ($   949,757)         28,219    $    222,439
                                       ============    ============    ============    ============    ============    ============

Global Equity
-------------
Sold ...............................        446,573    $  7,442,815         280,820    $  4,734,000         526,057    $  8,521,394
Reinvestment of distributions ......        152,180       2,323,793         136,778       2,076,461         262,341       3,998,091
Redeemed ...........................       (605,332)    (10,137,623)       (525,613)     (8,376,635)     (1,026,358)    (16,728,703)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         (6,579)   ($   371,015)       (108,015)   ($ 1,566,174)       (237,960)   ($ 4,209,218)
                                       ============    ============    ============    ============    ============    ============

Emerging Growth
---------------
Sold ...............................         22,245    $    229,241          30,970    $    308,715          27,355    $    289,054
Redeemed ...........................         (5,767)        (60,513)         (1,200)        (10,251)           (438)         (3,923)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         16,478    $    168,728          29,770    $    298,464          26,917    $    285,131
                                       ============    ============    ============    ============    ============    ============

Small/Mid Cap
-------------
Sold ...............................        183,881    $  2,977,455         366,794    $  5,878,496         478,367    $  7,674,000
Reinvestment of distributions ......          4,511          64,099          13,425         188,347          13,917         195,545
Redeemed ...........................       (158,019)     (2,553,137)       (263,887)     (4,140,429)       (342,381)     (5,487,633)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         30,373    $    488,417         116,332    $  1,926,414         149,903    $  2,381,912
                                       ============    ============    ============    ============    ============    ============

Growth Equity
-------------
Sold ...............................        139,044    $  2,458,526         264,945    $  4,640,723         222,095    $  3,924,774
Reinvestment of distributions ......         16,479         255,776          47,951         737,982          69,363       1,066,801
Redeemed ...........................       (113,974)     (2,026,744)       (180,039)     (3,088,010)       (304,031)     (5,337,043)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         41,549    $    687,558         132,857    $  2,290,695         (12,573)   ($   345,468)
                                       ============    ============    ============    ============    ============    ============

Tax-Sensitive Equity
--------------------
Sold ...............................        505,569    $  5,423,710         327,006    $  3,440,453         373,346    $  3,674,143
Redeemed ...........................        (47,892)       (502,935)         (6,225)        (55,022)         (9,883)        (84,557)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        457,677    $  4,920,775         320,781    $  3,385,431         363,463    $  3,589,586
                                       ============    ============    ============    ============    ============    ============

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------
Note 3 - continued

                                                  Class A                        Class B                         Class C
                                          -------------------------    ----------------------------    ----------------------------
                                          Shares         Capital          Shares         Capital          Shares         Capital
                                       ------------    ------------    ------------    ------------    ------------    ------------
Growth and Income
-----------------
Sold ...............................        875,486    $ 20,239,609         951,247    $ 22,019,893       1,138,031    $ 26,430,588
Reinvestment of distributions ......        127,179       2,612,268         202,572       4,138,748         348,181       7,145,010
Redeemed ...........................       (804,113)    (18,494,847)       (538,445)    (12,243,375)       (925,887)    (21,379,820)
                                       -------------   ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        198,552    $  4,357,030         615,374    $ 13,915,266         560,325    $ 12,195,778
                                       ============    ============    ============    ============    ============    ============

Equity-Income
-------------
Sold ...............................        479,470    $  8,464,050         386,814    $  6,812,335         766,845    $ 13,528,867
Reinvestment of distributions ......        194,948       3,251,762         170,544       2,827,635         446,831       7,448,669
Redeemed ...........................       (678,934)    (11,894,736)       (421,373)     (7,372,953)     (1,197,874)    (21,063,343)
                                       -------------   ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         (4,516)   ($   178,924)        135,985    $  2,267,017          15,802    ($    85,807)
                                       ============    ============    ============    ============    ============    ============

Balanced
--------
Sold ...............................        233,949    $  2,624,837         349,775    $  3,884,232         310,079    $  3,514,608
Reinvestment of distributions ......        222,869       2,300,076         274,666       2,832,512       1,113,960      11,629,960
Redeemed ...........................       (177,968)     (1,997,969)       (335,330)     (3,806,142)     (1,193,333)    (13,589,791)
                                       -------------   ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        278,850    $  2,926,944         289,111    $  2,910,602         230,706    $  1,554,777
                                       ============    ============    ============    ============    ============    ============

Strategic Income
----------------
Sold ...............................        370,479    $  3,594,336         691,131    $  6,593,782       1,046,821    $ 10,134,342
Reinvestment of distributions ......         95,493         912,850         149,034       1,426,572         220,511       2,109,372
Redeemed ...........................       (396,621)     (3,797,754)     (1,136,578)    (10,809,182)       (887,028)     (8,446,963)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......         69,351    $    709,432        (296,413)   ($ 2,788,828)        380,304    $  3,796,751
                                       ============================================================================================

Investment Quality Bond
-----------------------
Sold ...............................        170,210    $  1,802,178         117,621    $  1,245,709         198,006    $  2,105,448
Reinvestment of distributions ......         33,910         360,020          22,312         236,748          25,597         271,574
Redeemed ...........................       (246,964)     (2,627,068)       (122,141)     (1,294,362)       (283,354)     (3,004,137)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        (42,844)   ($   464,870)         17,792    $    188,095         (59,751)   ($   627,115)
                                       ============    ============    ============    ============    ============    ============

National Municipal Bond
-----------------------
Sold ...............................         65,843    $    675,842          34,659    $    354,757          85,884    $    879,629
Reinvestment of distributions ......         13,963         142,649          13,125         134,060          15,971         163,141
Redeemed ...........................       (139,834)     (1,426,114)       (179,502)     (1,839,689)       (124,211)     (1,268,991)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......        (60,028)   ($   607,623)       (131,718)   ($ 1,350,872)        (22,356)   ($   226,221)
                                       ============    ============    ============    ============    ============    ============

U.S. Government Securities
--------------------------
Sold ...............................        504,070    $  5,044,310         940,887    $  9,443,101         813,806    $  8,150,377
Reinvestment of distributions ......        197,452       1,973,152          52,081         520,627          59,278         592,076
Redeemed ...........................     (1,134,417)    (11,333,731)       (896,940)     (8,975,680)     (1,092,107)    (10,920,493)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......       (432,895)   ($ 4,316,269)         96,028    $    988,048        (219,023)   ($ 2,178,040)
                                       ============    ============    ============    ============    ============    ============

Money Market
------------
Sold ...............................     19,804,375    $ 19,803,662      12,413,813    $ 12,413,585      17,413,158    $ 17,412,707
Reinvestment of distributions ......        411,135         411,135         142,434         142,434         341,140         341,141
Redeemed ...........................    (20,976,437)    (20,976,438)     (9,968,556)     (9,968,557)    (17,056,318)    (17,056,319)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase/(decrease) .......       (760,927)   ($   761,641)      2,587,691    $  2,587,462         697,980    $    697,529
                                       ============    ============    ============    ============    ============    ============

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market, for the period ended April 30, 1999:


                                                                Purchases                               Sales
                                               ----------------------------------------    ---------------------------------------
   Portfolio                                     U.S. Government        Other Issues        U.S. Government       Other Issues
 -------------------                           ------------------     ----------------    -----------------  ---------------------
International Small Cap...................            ------                $3,234,208            ------                $3,255,670
International Equity......................            ------                26,606,287            ------                29,962,576
Global Equity.............................            ------                19,612,743            ------                37,512,864
Emerging Growth ..........................            ------                   751,812            ------                   571,444
Small/Mid Cap.............................            ------                41,086,396            ------                41,720,963
Growth Equity.............................            ------                30,754,064            ------                25,641,816
Tax-Sensitive Equity .....................            ------                 4,200,754            ------                 5,629,710
Growth and Income.........................            ------                38,247,989            ------                26,332,356

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 4 - continued

                                                            Purchases                                  Sales
                                              --------------------------------------    -------------------------------------
   Portfolio                                   U.S. Government       Other Issues        U.S. Government       Other Issues
------------------------------------------    -----------------    -----------------    -----------------   -----------------
Equity-Income.............................          ------            $87,362,789             ------           $111,028,899
Balanced..................................       $57,779,319           39,250,147          $31,388,958           72,576,881
Strategic Income..........................         4,860,734           88,323,356            4,023,910          102,364,100
Investment Quality Bond...................         1,243,224            3,029,847            2,351,123            1,570,207
National Municipal Bond...................          ------              3,644,722             ------              3,845,210
U.S. Government Securities................       134,992,859             ------            143,674,981              ------

At April 30, 1999, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   Tax Basis Net
                                                                     Unrealized            Tax Basis             Tax Basis
                                               Tax Basis            Appreciation           Unrealized            Unrealized
     Portfolio                                    Cost             (Depreciation)         Appreciation          Depreciation
---------------------------------------    ------------------    ------------------    ------------------    ------------------
International Small Cap ...............         $ 11,312,464         $   3,811,228         $   4,345,243             ($534,015)
International Equity ..................           24,984,277             1,274,320             1,862,915              (588,595)
Global Equity .........................           86,631,835            20,464,469            25,438,955             4,974,486)
Emerging Growth .......................              839,919               101,527               164,636               (63,109)
Small/Mid Cap .........................           41,057,593             3,411,915             5,305,419            (1,893,504)
Growth Equity .........................           33,785,948             6,218,917             6,619,897              (400,980)
Tax-Sensitive Equity ..................            8,907,814               757,921             1,293,526              (535,605)
Growth and Income .....................          184,923,005           122,688,511           126,071,290            (3,382,779)
Equity-Income .........................          122,873,961            30,601,415            31,019,269              (417,854)
Balanced ..............................           93,906,790             2,338,774             4,444,710            (2,105,936)
Strategic Income ......................           70,228,755            (2,312,395)            1,681,710            (3,994,105)
Investment Quality Bond ...............           16,903,536              (143,164)              255,088              (398,252)
National Municipal Bond ...............           14,567,274               805,947               807,739                (1,792)
U. S. Government Securities ...........           87,390,737              (275,701)              365,531              (641,232)

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with CAM ("the Adviser"), pursuant to approval by the Fund's Board of Trustees and Fund shareholders. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                                                                 Between
                                                                               $50,000,000           Between
                                                               First               and             $200,000,000         Excess over
Portfolio                                                   $50,000,000        $200,000,000      and $500,000,000      $500,000,000
--------------------                                     ----------------   -----------------   ------------------   ---------------
International Small Cap...............................        1.050%              1.000%              .900%               .800%
International Equity .................................         .900%               .850%              .800%               .750%
Global Equity.........................................         .900%               .900%              .700%               .700%
Emerging Growth.......................................         .950%               .950%              .950%               .950%
Small/Mid Cap.........................................         .925%               .900%              .875%               .850%
Growth Equity.........................................         .900%               .850%              .825%               .800%
Tax-Sensitive Equity..................................         .850%               .800%              .775%               .700%
Growth and Income.....................................         .725%               .675%              .625%               .550%
Equity-Income.........................................         .750%               .650%              .550%               .550%
Balanced..............................................         .775%               .725%              .675%               .625%
Strategic Income......................................         .750%               .700%              .650%               .600%

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------
Note 5 - continued

                                                                               Between               Between
                                                                             $50,000,000           $200,000,000
                                                            First                and             and $500,000,000       Excess over
Portfolio                                                $50,000,000         $200,000,000                               $500,000,000
--------------------                                    --------------    ------------------    -----------------       ------------

Investment Quality Bond...............................      .600%                .600%                .525%                .475%
National Municipal Bond...............................      .600%                .600%                .600%                .600%
U.S. Government Securities............................      .600%                .600%                .525%                .475%
Money Market..........................................      .200%                .200%                .200%                .145%


For the period ended April 30, 1999, CAM paid aggregate subadvisory fees of $1,724,886. In addition, CAM retained net investment advisory fees of $1,879,478 after payment of subadvisory fees, which were allocated among the portfolios as follows:

                                                          Fee         % of Net Assets             Fee          % of Net Assets
                                                        Paid to          Paid to               Retained           Retained
  Portfolio                                           Subadviser        Subadviser               by CAM           by Adviser
                                                 ---------------   --------------------    ---------------     -----------------
International Small Cap ................              $ 50,019              .65%              $ 30,780              .40%
International Equity ...................                64,909              .50%                51,929              .40%
Global Equity ..........................               273,472              .47%               248,677              .43%
Emerging Growth ........................                 2,877              .64%                 1,396              .31%
Small/Mid Cap ..........................               105,493              .52%                80,376              .40%
Growth Equity ..........................                85,637              .50%                68,509              .40%
Tax-Sensitive Equity ...................                24,657              .45%                21,917              .40%
Growth and Income ......................               368,642              .27%               545,163              .40%
Equity-Income ..........................               323,349              .39%               273,920              .33%
Balanced ...............................               170,431              .35%               194,503              .40%
Strategic Income .......................               124,702              .33%               149,739              .37%
Investment Quality Bond ................                19,328              .23%                32,214              .37%
National Municipal Bond ................                19,742              .25%                27,638              .35%
U.S. Government Securities .............                83,211              .22%               138,684              .38%
Money Market ...........................                 8,417              .08%                14,033              .12%


Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee, or, if necessary, reimburse each portfolio of the Fund for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market, of a monthly distribution fee to the Adviser as principal underwriter for the Fund as highlighted in the table below:


  Portfolio                                                           Class A                Class B                Class C
  --------------------                                          --------------------   --------------------   -----------------
International Small Cap
-----------------------
   Management fees .........................................          1.050%                  1.050%                  1.050%
   Other expenses ..........................................          0.500%                  0.500%                  0.500%
                                                                      ------                  ------                  ------
   Expense limitation ......................................          1.550%                  1.550%                  1.550%
                                                                      ======                  ======                  ======
   Rule 12b-1 fees .........................................          0.350%                  1.000%                  1.000%

International Equity
--------------------
   Management fees .........................................          0.900%                  0.900%                  0.900%
   Other expenses ..........................................          0.500%                  0.500%                  0.500%
                                                                      ------                  ------                  ------
   Expense limitation ......................................          1.400%                  1.400%                  1.400%
                                                                      ======                  ======                  ======
   Rule 12b-1 fees .........................................          0.350%                  1.000%                  1.000%

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 5 - continued

      Portfolio                                                       Class A                Class B                Class C
  --------------------                                          --------------------   --------------------   --------------------
Global Equity
-------------
   Management fees .........................................          0.900%                0.900%                  0.900%
   Other expenses ..........................................          0.500%                0.500%                  0.500%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.400%                1.400%                  1.400%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Emerging Growth
---------------
   Management fees .........................................          0.950%                0.950%                  0.950%
   Other expenses ..........................................          0.400%                0.400%                  0.400%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.350%                1.350%                  1.350%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Small/Mid Cap
-------------
   Management fees .........................................          0.925%                0.925%                  0.925%
   Other expenses ..........................................          0.400%                0.400%                  0.400%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.325%                1.325%                  1.325%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Growth Equity
-------------
   Management fees .........................................          0.900%                0.900%                  0.900%
   Other expenses ..........................................          0.400%                0.400%                  0.400%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.300%                1.300%                  1.300%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Tax-Sensitive Equity
--------------------
   Management fees .........................................          0.850%                0. 850%                 0. 850%
   Other expenses ..........................................          0.400%                0.400%                  0.400%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.250%                1.250%                  1.250%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Growth and Income
-----------------
   Management fees .........................................          0.725%                0.725%                  0.725%
   Other expenses ..........................................          0.265%                0.265%                  0.265%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          0.990%                0.990%                  0.990%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Equity-Income
-------------
   Management fees .........................................          0.750%                0.750%                  0.750%
   Other expenses ..........................................          0.270%                0.270%                  0.270%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.020%                1.020%                  1.020%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Balanced
--------
   Management fees .........................................          0.775%                0.775%                  0.775%
   Other expenses ..........................................          0.265%                0.265%                  0.265%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.040%                1.040%                  1.040%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Strategic Income
----------------
   Management fees .........................................          0.750%                0.750%                  0.750%
   Other expenses ..........................................          0.400%                0.400%                  0.400%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          1.150%                1.150%                  1.150%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

Investment Quality Bond
-----------------------
   Management fees .........................................          0.600%                0.600%                  0.600%
   Other expenses ..........................................          0.300%                0.300%                  0.300%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          0.900%                0.900%                  0.900%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.350%                1.000%                  1.000%

National Municipal Bond
-----------------------
   Management fees .........................................          0.600%                0.600%                  0.600%
   Other expenses ..........................................          0.250%                0.250%                  0.250%
                                                                      -----                 -----                   -----
   Expense limitation ......................................          0.850%                0.850%                  0.850%
                                                                      =====                 =====                   =====
   Rule 12b-1 fees .........................................          0.150%                1.000%                  1.000%

NORTH AMERICAN FUNDS
Notes to financial Statements
--------------------------------------------------------------------------------

Note 5, continued

  Portfolio                                                     Class A                   Class B                   Class C
  --------------------                                      ----------------        --------------------      --------------------
U.S. Government Securities
--------------------------
   Management fees.................................             0.600%                      0.600%                    0.600%
   Other expenses..................................             0.300%                      0.300%                    0.300%
                                                                ------                      ------                    ------
   Expense limitation..............................             0.900%                      0.900%                    0.900%
                                                                ======                      ======                    ======

   Rule 12b-1 fees.................................             0.350%                      1.000%                    1.000%

Money Market
------------
   Management fees.................................             0.200%                      0.200%                    0.200%
   Other expenses..................................             0.300%                      0.300%                    0.300%
                                                                ------                      ------                    ------
   Expense limitation..............................             0.500%                      0.500%                    0.500%
                                                                ======                      ======                    ======

In accordance with the Investment Advisory agreement, the Adviser, in addition to providing advisory services, provides accounting and administrative services for which CAM charged $721,184 to the Fund, before reimbursement based on expense limitations, for the period ended April 30, 1999.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,000.

7. LINE OF CREDIT. On September 15, 1998, the Fund entered into an agreement with Fleet National Bank that provides a $20,000,000 Line of Credit to the Fund which may be used for cash overdraft protection. The Fund pays a commitment fee of $20,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was not used during the period ended April 30, 1999.

8. COMMITMENTS. At April 30, 1999, International Small Cap, International Equity, Global Equity, and Strategic Income had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at April 30, 1999, were as follows:

                                                                                                                          Net
                                             Contracts                                                              Unrealized
                                                to               In Exchange       Settlement                       Appreciation
                                              Deliver                For             Date             Value        (Depreciation)
                                        -----------------    -----------------  ---------------    -----------     ---------------
International Small Cap
-----------------------
Sales
        Euro.......................              48,604             $51,564         5/03/99           $51,345                $219
                                                                                                                       ============

International Equity
--------------------
Sales
        Swiss Franc ...............           1,062,490        $    748,908         5/20/99       $   697,954        $     50,954
        Australian Dollar .........             492,216             313,000        07/01/99           325,792             (12,792)
        Euro ......................           1,844,925           2,074,123         5/20/99         1,951,549             122,574
        Japanese Yen ..............          14,597,400             120,000         5/20/99           122,571              (2,571)
        Japanese Yen ..............         235,934,928           2,004,000         6/17/99         1,988,324              15,676
        Singapore Dollar ..........             487,270             283,000         5/24/99           282,662                 338
                                                              -------------                      ------------        ------------
                                                              $5,543,031.00                        $5,368,852          13,443,179
                                                              -------------                      ------------        ------------

Purchases
                                               $720,088    CHF    1,062,490         5/20/99          $697,954             (22,134)
                                                318,660    AUD      492,216         5/20/99           325,792               7,132
                                              1,991,246    EUR    1,844,925         5/20/99         1,951,549             (39,696)
                                                122,461    JPY   14,597,400         5/20/99           122,571                 109
                                                995,380    JPY  117,967,454         6/17/99           994,162              (1,218)
                                                281,700    SGD      478,270         5/24/99           282,662                 962
                                         --------------                                          ------------        ------------
                                             $4,429,535                                            $4,374,690            ($54,845)
                                         --------------                                          ------------        ------------
                                                                                                                           $119,334
                                                                                                                       ============

                                      68

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 8, continued

                                                                                                                     Net
                                          Contracts                                                               Unrealized
                                             to            In Exchange       Settlement                          Appreciation
                                           Deliver             For              Date             Value          (Depreciation)
                                       ---------------   ---------------   --------------   ---------------    ---------------
Global Equity
-------------
Sales
        Euro ........................      7,100,000       $ 7,752,134        10/12/99        $ 7,583,436        $   168,698
        Japanese Yen ................     58,508,832           491,712         5/06/99            489,942              1,770
                                                           -----------                        ===========        -----------
                                                           $ 8,243,846                        $ 8,073,378        $   170,468
                                                           -----------                        -----------        ===========

Strategic Income
----------------
Sales
        Euro ........................      2,445,068       $ 2,744,174         5/14/99        $ 2,585,354        $   158,820

Purchases
                                         $ 1,370,348  EUR    1,257,488         5/14/99          1,329,637       ($   40,711)
                                             575,246  EUR      539,123         5/28/99            570,582            (4,664)
                                          ==========                                          ===========        -----------
                                          $1,954,594                                          $ 1,900,219       ($   45,375)
                                          ----------                                          -----------        -----------
                                                                                                                 $   113,445
                                                                                                                 ===========

Trustees
Bradford K. Gallagher, Chairman
William F. Achtmeyer
Donald B. Allen
William F. Devin
Kenneth J. Lavery

Officers
Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
Vice President and Treasurer
John I. Fitzgerald, Secretary

Distributor
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

Adviser
CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110

Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Independent Accountants
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

North American Funds Shareholder Service
286 Congress Street
Boston, MA 02210
800-872-8037

151 NAF0499:90310

Bulk Third Class
U.S. Postage
Paid
Permit No. 19
Hudson, MA